UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5430
SSgA Funds
(Exact name of registrant as specified in charter)
909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)
J. David Griswold Vice President, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-596-5381
(Name and address of agent for service)

Registrant's telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2004 to November 30, 2004

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

November 30, 2004

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Quarterly Report

November 30, 2004 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.0%
Bonds - 32.8%
SSgA Bond Market Fund	3,249,559	33,243
Domestic Equities - 52.5%
SSgA Aggressive Equity Fund	3,783,654	20,356
SSgA Large Cap Growth Opportunities Fund	1,162,001	11,446
SSgA Large Cap Value Fund	903,834	9,562
SSgA S&P 500 Index Fund	560,427	10,895
SSgA Tuckerman Active REIT Fund	64,718	1,015
		53,274
International Equities - 12.7%
SSgA International Growth Opportunities Fund	163,193	1,514
SSgA International Stock Selection Fund	1,196,024	11,326
		12,840
Short-Term Investments - 2.0%
SSgA Money Market Fund	2,015,506	2,016
Total Investments - 100.0%
(identified cost $90,693)		101,373
Other Assets and Liabilities Net - (0.0%)		(18)
Net Assets - 100.0%		101,355

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Balanced Fund

3

SSgA Life Solutions
Growth Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.1%
Bonds - 12.9%
SSgA Bond Market Fund	656,527	6,716
Domestic Equities - 67.6%
SSgA Aggressive Equity Fund	2,546,454	13,700
SSgA Large Cap Growth Opportunities Fund	734,440	7,234
SSgA Large Cap Value Fund	597,272	6,319
SSgA S&P 500 Index Fund	384,016	7,465
SSgA Tuckerman Active REIT Fund	36,840	578
		35,296
International Equities - 17.6%
SSgA International Growth Opportunities Fund	80,920	751
SSgA International Stock Selection Fund	894,736	8,473
		9,224
Short-Term Investments - 1.9%
SSgA Money Market Fund	991,804	992
Total Investments - 100.0% (identified cost $45,406)		52,228
Other Assets and Liabilities Net - (0.0%)		(16)
Net Assets - 100.0%		52,212

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Growth Fund

4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.0%
Bonds - 53.0%
SSgA Bond Market Fund	1,625,509	16,629
Domestic Equities - 37.5%
SSgA Aggressive Equity Fund	816,536	4,393
SSgA Large Cap Growth Opportunities Fund	254,791	2,510
SSgA Large Cap Value Fund	177,612	1,879
SSgA S&P 500 Index Fund	137,166	2,666
SSgA Tuckerman Active REIT Fund	19,711	309
		11,757
International Equities - 7.5%
SSgA International Growth Opportunities Fund	50,640	470
SSgA International Stock Selection Fund	199,681	1,891
		2,361
Short-Term Investments - 1.9%
SSgA Money Market Fund	592,918	593
Total Investments - 99.9% (identified cost $28,999)		31,340
Other Assets and Liabilities Net - 0.1%		25
Net Assets - 100.0%		31,365

See accompanying notes which are an integral part of the schedules of investments.

Life Solutions Income and Growth Fund

5

SSgA

Life Solutions Funds

Notes to Quarterly Report - November 30, 2004 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of November 30, 2004. This Form N-Q reports on three Funds, the SSgA Life Solutions Balanced Fund, Growth Fund and Income and Growth Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. At November 30, 2004, SSgA was the sole shareholder of Class R shares. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Class/Underlying Fund	Balanced Fund		Asset Allocation Ranges Growth Fund		Income and Growth Fund
Equities
US Equities	40	- 80%	60	- 100%	20	- 60%
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Special Equity Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
International Equities*	0	- 20%	0	- 25%	0	- 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
SSgA MSCI® EAFE® Index Fund
Bonds	20	- 60%	0	- 40%	40	- 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0	- 20%	0	- 20%	0	- 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Quarterly Report

6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Special Equity Fund

To maximize total return through investment in mid and small capitalization US equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM Shares Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Quarterly Report

7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

SSgA MSCI® EAFE® Index Fund

To replicate as closely as possible before expenses the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Index.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of Form N-Q in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Form N-Q. Actual results could differ from those estimates. Certain prior period information has been reformatted to conform to current period presentation.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset

Notes to Quarterly Report

8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value. Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

At November 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$93,535,367	$47,917,808	$29,636,422
Gross Tax Unrealized Appreciation	7,899,472	4,365,976	1,720,097
Gross Tax Unrealized Depreciation	(61,758)	(55,406)	(16,364)
Net Tax Unrealized Appreciation (Depreciation)	$7,837,714	$4,310,570	$1,703,733

3.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of November 30, 2004, $3,600,227 of the SSgA Money Market Fund's net assets represents investments by these Funds.

4.  Shareholder Requests for Other Information

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Notes to Quarterly Report

9

LSQR-11/04

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

November 30, 2004

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2004 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Money Market Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 18.2%
American Express Credit Corp. (Ê)	64,000	2.170	06/24/05	64,018
American Express Credit Corp. (Ê)	50,000	2.170	12/19/05	50,042
American Honda Finance Corp. (Ê)	60,000	2.010	12/09/04	60,002
American Honda Finance Corp. (Ê)	40,000	2.010	07/11/05	40,000
Bank of Nova Scotia (Ê)	100,000	2.150	11/23/05	100,039
Bank One NA (Ê)	50,000	2.020	12/13/04	50,000
Fifth Third Bank (Ê)	50,000	2.001	12/16/04	49,999
General Electric Capital Corp. (Ê)	75,000	2.210	12/17/05	75,000
General Electric Capital Corp. (Ê)	85,000	2.170	01/09/06	85,000
Goldman Sachs Group Inc. (Ê)	50,000	2.210	02/03/05	50,000
Goldman Sachs Group Inc. (Ê)	30,000	2.210	10/13/05	30,000
HBOS Treasury Services PLC (Ê)	40,000	1.980	01/03/06	40,000
Marshall & Isley Bank FSB (Ê)	40,000	2.059	07/28/05	39,996
Merrill Lynch & Co., Inc. (Ê)	50,000	2.070	01/31/05	49,999
Merrill Lynch & Co., Inc. (Ê)	70,000	2.039	12/02/05	70,000
Morgan Stanley (Ê)	50,000	2.100	01/13/06	50,000
Morgan Stanley (Ê)	70,000	2.039	01/04/06	70,000
National City Bank Kentucky (Ê)	100,000	1.955	12/02/04	100,000
National City Bank Kentucky (Ê)	100,000	2.134	12/29/05	99,974
Swedbank (Ê)	25,000	1.869	06/22/05	24,990
U.S. Bank NA	50,000	1.250	01/12/05	50,000
U.S. Bank NA	185,000	1.920	02/10/05	185,000
Wells Fargo Bank NA (Ê)	100,000	2.027	03/10/05	100,000
Wells Fargo Bank NA (Ê)	100,000	2.040	03/14/05	100,000
Total Corporate Bonds and Notes (amortized cost $1,634,059)				1,634,059
Domestic Certificates of Deposit - 6.0%
Bank of New York Co., Inc. (Ê)	120,000	2.026	04/18/05	119,993
Bank One NA	100,000	1.335	12/20/04	99,959
Chase Manhattan Bank NA(Ê)	100,000	2.134	03/28/05	100,000
SouthTrust Bank NA (Ê)	50,000	1.800	12/15/04	49,999
SouthTrust Bank NA (Ê)	150,000	2.000	01/10/05	149,997
Wells Fargo Bank NA	25,000	2.020	01/31/05	25,000
Total Domestic Certificates of Deposit (amortized cost $544,948)				544,948
Eurodollar Certificates of Deposit - 4.4%
Barclays Bank PLC	100,000	1.800	01/18/05	100,000
Deutsche Bank AG	50,000	1.960	12/30/04	50,000
HBOS Treasury Services PLC	75,000	2.500	05/03/05	75,000
HSBC Bank PLC	44,000	2.000	01/14/05	44,000
Landesbank Hessen-Thuringen	100,000	1.955	12/30/04	100,000
Lloyds Bank PLC	25,000	1.260	12/31/04	24,982
Total Eurodollar Certificates of Deposit (amortized cost $393,982)				393,982

Money Market Fund

3

SSgA
Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Commercial Paper - 17.9%
Amstel Funding Corp.	62,594	2.250	02/15/05	62,297
Amstel Funding Corp.	131,355	1.940	02/17/05	130,803
Aspen Funding Corp.	42,000	2.010	01/13/05	41,899
Atlantis One Funding Corp.	45,131	1.860	02/15/05	44,954
Bank of America Corp.	50,000	1.750	12/15/04	49,966
Edison Asset Securitization LLC	47,000	2.000	01/12/05	46,890
Edison Asset Securitization LLC	100,000	1.950	02/17/05	99,578
Edison Asset Securitization LLC	20,000	2.070	03/14/05	19,882
Eiffel Funding LLC	50,000	2.000	01/10/05	49,889
Eiffel Funding LLC	25,000	2.200	02/03/05	24,902
Eiffel Funding LLC	25,000	2.230	02/04/05	24,899
Galaxy Funding	65,000	2.000	01/07/05	64,866
Galaxy Funding	10,000	2.250	02/11/05	9,955
General Electric Capital Corp.	100,000	1.850	02/11/05	99,630
Giro Funding US Corp.	100,000	2.200	12/30/04	99,823
Lake Constance Funding LLC	17,000	2.200	02/07/05	16,929
Lexington Parker Capital Co. LLC	25,000	1.820	01/19/05	24,938
Morgan Stanley	110,000	2.040	12/10/04	109,944
Morgan Stanley (Ê)	25,000	2.143	07/25/05	25,000
New Center Asset Trust (A-1 Series)	92,000	1.940	02/14/05	91,628
Newport Funding Corp.	50,000	2.200	02/07/05	49,792
Polonius Inc.	60,467	1.740	12/13/04	60,432
Scaldis Capital	204,006	2.250	01/25/05	203,305
Sheffield Receivables Corp.	28,490	2.200	01/12/05	28,417
Thames Asset Global Securitization	132,695	2.410	04/07/05	131,567
Total Domestic Commercial Paper (amortized cost $1,612,185)				1,612,185
Foreign Commercial Paper - 7.7%
Alliance & Leicester PLC	40,000	1.860	01/27/05	39,882
Alliance & Leicester PLC	50,000	2.220	03/09/05	50,000
CDC Commercial Paper Corp.	50,000	2.040	02/16/05	49,782
Grampian Funding LTD	75,000	2.000	01/12/05	74,825
Nordea North America Inc.	50,000	2.060	03/14/05	49,705
Santander Finance (Delaware) Inc.	70,500	1.940	12/20/04	70,428
Swedbank	75,000	1.110	12/20/04	74,956
Westpac Banking Corp.	100,000	2.210	02/11/05	99,558
Westpac Banking Corp.	25,000	2.130	02/22/05	24,877
Westpac Banking Corp.	25,000	2.145	03/01/05	24,866
Westpac Trust Securities (New Zealand) Ltd.	130,500	2.405	04/01/05	129,445
Total Foreign Commercial Paper (amortized cost $688,324)				688,324
United States Government Agencies - 7.0%
Fannie Mae	50,656	1.720	01/12/05	50,554
Fannie Mae	60,060	1.730	01/19/05	59,919
Fannie Mae (Ê)	85,000	1.780	12/13/04	84,999
Fannie Mae Discount Notes	71,968	1.210	01/07/05	71,878

Money Market Fund

4

SSgA
Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Fannie Mae Discount Notes	51,315	1.890	02/09/05	51,126
Fannie Mae Discount Notes	70,183	1.810	02/09/05	69,936
Fannie Mae Discount Notes	73,300	1.830	02/16/05	73,013
Freddie Mac	24,705	1.100	12/20/04	24,692
Freddie Mac (Ê)	100,000	1.997	12/10/04	99,999
Freddie Mac Discount Note	39,755	1.720	01/11/05	39,678
Total United States Government Agencies (amortized cost $625,794)				625,794
Yankee Certificates of Deposit - 22.4%
Banco Bilbao Vizcaya Argentaria	125,000	1.135	12/20/04	125,000
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	2.144	10/28/05	99,990
Bank of Montreal	8,965	2.160	02/02/05	8,963
Bank of Montreal (Ê)	150,000	2.060	04/20/05	149,988
BNP Paribas S.A.	75,000	1.135	12/20/04	75,000
BNP Paribas S.A.	50,000	2.170	01/12/05	49,999
BNP Paribas S.A. (Ê)	75,000	2.016	04/18/05	74,990
Canadian Imperial Bank Corp.	25,000	1.510	12/03/04	25,000
Credit Agricole S.A. (Ê)	50,000	2.075	08/23/05	49,987
Credit Suisse First Boston	125,000	2.200	01/18/05	125,000
Den Danske Bank (Ê)	50,000	2.030	01/24/05	49,999
Den Danske Bank (Ê)	40,000	2.030	03/15/05	39,998
Dexia Bank	50,000	1.335	12/20/04	49,979
Fortis Bank (Ê)	75,000	2.070	04/20/05	74,993
HBOS Treasury Services PLC	50,000	1.720	12/06/04	50,000
HBOS Treasury Services PLC	100,000	1.700	12/21/04	100,000
HBOS Treasury Services PLC	5,275	2.240	01/31/05	5,275
Lloyds TSB Bank PLC	100,000	1.950	02/14/05	100,004
Royal Bank of Scotland (Ê)	20,000	2.114	03/29/05	19,998
Royal Bank of Scotland (Ê)	150,000	2.070	04/20/05	149,988
Royal Bank of Scotland (Ê)	60,000	2.055	06/20/05	59,990
Societe Generale	75,000	2.250	02/25/05	75,000
Societe Generale (Ê)	50,000	2.018	08/10/05	49,989
Swedbank (Ê)	50,000	2.070	07/29/05	49,989
Toronto Dominion Bank	50,000	1.115	12/28/04	49,970
Toronto Dominion Bank (Ê)	50,000	2.007	12/10/04	50,000
UBS AG	150,000	1.125	12/17/04	150,000
UBS AG	75,000	1.410	01/07/05	75,000
UBS AG	25,000	1.950	02/17/05	25,000
Total Yankee Certificates of Deposit (amortized cost $2,009,089)				2,009,089
Total Investments - 83.6% (amortized cost $7,508,381)				7,508,381

Money Market Fund

5

SSgA
Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 17.3%
Agreement with Countrywide Funding and Bank of New York, Inc. (Tri-party) of $1,112,000 dated November 30, 2004 at 2.080% to be repurchased at $1,112,064 on December 1, 2004, collateralized by: $2,139,726 par various United States Government Agency Mortgage Obligations, valued at $1,134,240	1,112,000
Agreement with Goldman Sachs & Co. and Bank of New York, Inc. (Tri-party) of $150,000 dated November 30, 2004 at 2.000% to be repurchased at $150,008 on December 1, 2004, collateralized by: $1,629,591 par various United States Government Agency Mortgage Obligations, valued at $153,000	150,000
Agreement with Lehman Brothers Inc. and JP Morgan Chase & Co. (Tri-party) of $37,715 dated November 30, 2004 at 2.113% to be repurchased at $37,717 on December 1, 2004, collateralized by: $42,558 par various Corporate Obligations, valued at $38,880	37,715
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-party) of $100,000 dated November 30, 2004 at 2.123% to be repurchased at $100,006 on December 1, 2004, collateralized by: $104,161 par various Corporate Obligations, valued at $102,834	100,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-party) of $150,000 dated November 30, 2004 at 2.080% to be repurchased at $150,009 on December 1, 2004, collateralized by: $206,542 par various United States Government Agency Mortgage Obligations, valued at $153,613	150,000
Total Repurchase Agreements (identified cost $1,549,715)	1,549,715
Total Investments and Repurchase Agreements - 100.9% (cost $9,058,096)(†)	9,058,096
Other Assets and Liabilities, Net - (0.9%)	(79,905)
Net Assets - 100.0%	8,978,191

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund

6

SSgA
US Government Money Market Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 68.1%
Fannie Mae Discount Notes	9,960	1.200	12/10/04	9,957
Fannie Mae Discount Notes	40,000	1.865	12/22/04	39,956
Fannie Mae Discount Notes	50,000	1.980	01/05/05	49,904
Fannie Mae Discount Notes	3,725	1.100	01/07/05	3,721
Fannie Mae Discount Notes	25,000	1.980	01/12/05	24,942
Fannie Mae Discount Notes	50,000	2.200	01/26/05	49,829
Fannie Mae Discount Notes	50,000	2.200	02/09/05	49,786
Fannie Mae Discount Notes	35,000	2.175	04/08/05	34,729
Federal Home Loan Bank (Ê)	50,000	1.795	03/15/05	49,996
Federal Home Loan Bank (Ê)	50,000	1.840	03/21/05	50,000
Federal Home Loan Bank (Ê)	115,000	2.080	04/25/05	114,992
Federal Home Loan Bank Disount Notes	25,000	2.180	02/09/05	24,894
Federal Home Loan Bank Disount Notes	41,000	1.810	02/16/05	40,841
Federal Home Loan Bank Disount Notes	35,000	1.825	02/16/05	34,863
Freddie Mac (Ê)	150,000	2.015	12/15/04	149,999
Freddie Mac (Ê)	40,000	1.825	09/09/05	40,006
Freddie Mac (Ê)	85,000	2.165	11/07/05	84,990
Freddie Mac Discount Notes	26,584	1.765	01/25/05	26,512
Freddie Mac Discount Notes	40,000	1.870	02/01/05	39,871
Total United States Government Agencies (amortized cost $919,788)				919,788
Total Investments - 68.1% (amortized cost $919,788)				919,788

Repurchase Agreements - 32.0%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $250,000 acquired on November 30, 2004 at 2.070% to be repurchased at $250,014 on December 1, 2004, collateralized by: $252,320 par various United States Government Agency Obligations, valued at $255,000	250,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $131,320 acquired on November 30, 2004 at 2.070% to be repurchased at $131,328 on December 1, 2004, collateralized by: $133,488 par various United States Government Agency Obligations, valued at $133,948	131,320
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party) of $50,000 acquired on November 30, 2004 at 2.070% to be repurchased at $50,003 on December 1, 2004, collateralized by: $47,873 par various United States Government Agency Obligations, valued at $51,005	50,000
Total Repurchase Agreements (identified cost $431,320)	431,320
Total Investments and Repurchase Agreements - 100.1% (cost $1,351,108)(†)	1,351,108
Other Assets and Liabilities, Net - (0.1%)	(1,342)
Net Assets - 100.0%	1,349,766

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund

7

SSgA
Tax Free Money Market Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.7%
Alabama - 3.5%
Alabama Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)	8,195	1.640	11/15/39	8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	1.690	12/01/30	3,365
University of Alabama Revenue Bonds, weekly demand (Ê)(µ)	4,300	1.600	09/01/31	4,300
				15,860
Alaska - 0.6%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	1.670	07/01/22	2,250
State of Alaska Certificate of Participation (µ)	500	4.200	01/01/05	501
				2,751
Arizona - 0.5%
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	1.680	12/01/22	2,400
California - 2.6%
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	2,965	1.700	12/01/11	2,965
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	1.620	12/15/30	3,500
San Juan Unified School District General Obligation Unlimited Notes	5,000	3.000	11/05/05	5,043
				11,508
Colorado - 1.8%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,985	1.700	10/01/30	1,985
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	1.680	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,255	1.670	09/01/18	1,255
				8,240
Connecticut - 1.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,500	1.580	07/01/29	2,500
State of Connecticut General Obligation Unlimited	5,000	5.000	12/15/04	5,007
				7,507
District of Columbia - 2.3%
District of Columbia General Obligation Unlimited (µ)	7,035	5.500	06/01/05	7,171
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	1.700	06/01/15	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	1.700	06/01/30	1,800
				10,201
Florida - 1.7%
Collier County Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,100	1.670	01/01/35	1,100
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	1.670	01/01/16	2,410
Florida State Board Education Revenue Bonds, annual demand (Ê)(µ)	1,500	1.300	07/01/17	1,500
Putnam County Development Authority Revenue Bonds, semi-annual demand (Ê)	2,800	1.400	12/15/09	2,800
				7,810

Tax Free Money Market Fund

8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal ($) or Shares	Rate %	Date of Maturity	Value $
Georgia - 4.8%
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (µ)	18,700	1.620	03/01/20	18,700
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	3,000	1.620	01/01/22	3,000
				21,700
Idaho - 0.9%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	4,200	1.750	01/01/33	4,200
Illinois - 4.7%
Chicago O'Hare International Airport Revenue Bonds (µ)	1,030	6.000	01/01/05	1,034
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	1.740	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.700	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	1.670	06/01/29	1,000
Illinois Health Facilities Authority Revenue Bonds (µ)	1,200	2.000	12/01/04	1,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.670	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.670	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,220	1.670	07/01/28	2,220
Illinois Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	945	1.670	07/01/27	945
Illinois Student Assistance Commission Revenue Bonds, weekly demand (Ê)(µ)	2,925	1.730	03/01/06	2,925
Metropolitan Pier & Exposition Authority Revenue Bonds	500	6.500	06/01/05	512
				20,986
Iowa - 1.7%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	1.670	07/01/07	3,300
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,150	1.670	01/01/28	4,150
				7,450
Kentucky - 0.7%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	2,900	1.650	05/15/23	2,900
Louisiana - 2.8%
Jefferson Parish Home Mortgage Authority Revenue Bonds, weekly demand (Ê)	740	1.760	12/01/13	740
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (Ê)	10,500	1.770	05/15/30	10,500
State of Louisiana General Obligation Unlimited (µ)	1,200	5.500	04/15/05	1,217
				12,457
Maine - 0.3%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,300	1.830	07/01/12	1,300
Maryland - 2.0%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.680	04/01/35	4,000
Montgomery County Housing Opportunites Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	1.670	06/01/30	3,000
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/05	2,013
				9,013
Massachusetts - 6.0%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	1.720	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	100	1.630	01/01/19	100

Tax Free Money Market Fund

9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	9,495	1.700	01/01/26	9,495
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	400	1.650	07/01/27	400
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,200	1.540	07/01/29	4,200
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	4,300	1.640	04/01/28	4,300
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.640	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	1.640	06/15/33	5,800
				26,995
Michigan - 9.6%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	1.680	12/01/14	1,500
Michigan Higher Education Student Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	1.690	09/01/36	2,700
Michigan Municipal Bond Authority Revenue Notes	3,500	3.000	08/19/05	3,536
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.220	06/01/30	2,000
Michigan State University Revenue Bonds, weekly demand (Ê)	5,130	1.650	08/15/30	5,130
State of Michigan General Obligation Unlimited Notes	20,000	3.500	09/30/05	20,245
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	8,100	1.650	09/15/08	8,100
				43,211
Minnesota - 1.6%
Fridley Independent School District No. 14 General Obligation Unlimited Notes	5,000	2.750	09/30/05	5,047
State of Minnesota General Obligation Unlimited	2,000	5.000	10/01/05	2,048
				7,095
Missouri - 0.9%
State of Missouri General Obligation Unlimited, weekly demand (pre-refunded 4/1/2005)	4,065	5.600	04/01/15	4,206
Montana - 0.4%
Billings Montana Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.660	12/01/14	1,900
Nevada - 1.9%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	2,490	1.640	07/01/12	2,490
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	2,815	1.720	10/01/30	2,815
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.720	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	1.720	10/15/33	1,900
				8,405
New Hampshire - 2.2%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.670	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	1.650	06/01/32	4,500
New Hampshire Higher Educational & Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,250	1.690	12/01/25	3,250
				9,650

Tax Free Money Market Fund

10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal ($) or Shares	Rate %	Date of Maturity	Value $
New Mexico - 4.1%
New Mexico State Highway Commission Revenue Bonds	8,245	5.000	06/15/05	8,397
State of New Mexico Revenue Notes	10,000	3.000	06/30/05	10,063
				18,460
New York - 13.1%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.610	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	1.610	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	1.690	06/01/22	1,100
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,500	1.640	03/01/34	2,500
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.640	05/01/33	2,300
Nassau County Industrial Development Agency Revenue Bonds, weekly demand (Ê)	400	1.360	01/01/34	400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,600	1.570	02/01/12	4,600
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,435	1.630	11/01/22	4,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	5,195	1.640	11/01/22	5,195
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	1,600	1.660	11/01/22	1,600
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	1.640	11/15/22	2,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	1.670	11/15/22	4,160
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,600	1.630	04/01/22	2,600
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	7,000	1.630	04/01/24	7,000
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	500	1.700	02/15/08	500
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	13,100	1.540	12/15/31	13,100
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,590	1.640	01/01/31	2,590
				58,780
North Carolina - 2.2%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	2,100	1.640	07/01/16	2,100
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	6,910	1.640	07/01/29	6,910
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	1.650	05/01/21	1,000
				10,010
Ohio - 2.3%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	7,100	1.670	06/01/16	7,100
Ohio State Building Authority Revenue Bonds	1,000	5.000	04/01/05	1,011
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,000	1.640	08/01/21	2,000
				10,111
Oklahoma - 1.6%
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,385	1.300	09/01/05	2,385
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	1.690	08/01/18	5,000
				7,385
Oregon - 1.3%
County of Washington Oregon General Obligation Unlimited, semi-annual demand (pre-refunded 12/1/2004)	1,750	6.000	12/01/11	1,750
Oregon State Housing & Community Services Department Revenue Bonds, annual demand (Ê)	4,000	1.250	07/01/24	4,000
				5,750
Pennsylvania - 4.3%
City of Philadelphia Pennsylvania Revenue Bonds, weekly demand (Ê)(µ)	15,000	1.750	06/15/23	15,000

Tax Free Money Market Fund

11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal ($) or Shares	Rate %	Date of Maturity	Value $
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	1.690	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.690	06/01/29	1,700
				19,200
South Carolina - 0.6%
Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,315	1.640	01/01/23	1,315
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,555	1.640	02/15/28	1,555
				2,870
Tennessee - 1.9%
City of Memphis Revenue Bonds, annual demand (Ê)(µ)	2,995	1.280	12/01/11	2,995
County of Shelby Tennessee General Obligation Unlimited, weekly demand (Ê)	1,600	1.580	03/01/11	1,600
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	1.680	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	1.900	01/01/30	3,095
				8,440
Texas - 5.3%
Lower Neches Valley Authority Revenue Bonds, semi-annual demand (Ê)	1,000	1.280	02/15/17	1,000
Northside Independent School District General Obligation Unlimited, annual demand (Ê)	4,000	1.020	06/15/33	4,000
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	1.720	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	1.720	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,200	1.640	12/01/16	4,200
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	1.690	12/01/29	1,800
Strategic Housing Finance Corp. Revenue Bonds, weekly demand (Ê)	5,000	1.820	01/01/10	5,000
Texas A & M University Revenue Bonds	1,925	5.750	05/15/05	1,961
Weatherford Independent School District General Obligation Unlimited, annual demand (Ê)	1,000	2.500	02/01/35	1,002
				23,863
Utah - 2.1%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	1.730	08/01/31	1,750
State of Utah General Obligation Unlimited	1,775	4.500	07/01/05	1,805
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	1.750	07/01/33	6,000
				9,555
Vermont - 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.680	12/01/25	1,200
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	4,200	1.690	12/01/25	4,200
				5,400
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	1.690	06/15/26	1,500

Tax Free Money Market Fund

12

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal ($) or Shares	Rate %	Date of Maturity	Value $
Washington - 2.3%
City of Seattle Washington Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.630	03/01/32	2,000
King County Washington General Obligation Unlimited (µ)	4,000	5.250	12/01/04	4,000
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,145	1.740	08/01/26	4,145
				10,145
West Virginia - 0.8%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	1.680	12/01/25	3,000
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	600	1.690	12/01/25	600
				3,600
Wisconsin - 1.1%
University Hospitals & Clinics Authority Revenue Bonds, weekly demand (Ê)(µ)	2,100	1.670	04/01/26	2,100
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	1.690	09/01/33	3,000
				5,100
Total Short-Term Tax-Exempt Obligations (cost $447,914)				447,914
Total Investments - 99.7% (identified cost $447,914)				447,914
Other Assets and Liabilities, Net - 0.3%				1,546
Net Assets - 100.0%				449,460

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund

13

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Quality Ratings as a % of Value

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value

General Obligation	28%
Healthcare Revenue	16
Housing Revenue	12
Utility Revenue	10
Education Revenue	9
Electricity & Power Revenue	8
Transportation Revenue	5
Industrial Revenue/Pollution Control Revenue	4
Airport Revenue	4
Student Loan Revenue	2
Bond Bank	1
Pre-refunded	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund

14

SSgA
Money Market Funds

Notes to Schedules of Investments - November 30, 2004 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedule of Investments

15

SSgA

Money Market Funds

Notes to Quarterly Report - November 30, 2004 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2004. This Form N-Q reports on three of the SSgA Funds, the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of Form N-Q in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Form N-Q. Actual results could differ from those estimates. Certain prior period information has been reformatted to conform to current period presentation.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of November 30, 2004, $3,600,227 represents the investments of other affiliated Funds not presented herein.

4.  Shareholder Requests for Other Information

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

Notes to Quarterly Report

16

SSgA

Money Market Funds

Notes to Quarterly Report, (continued) - November 30, 2004 (Unaudited)

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Notes to Quarterly Report

17

MMQR-11/04

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2004

SSgA Funds
Institutional Money Market Funds

Quarterly Report

November 30, 2004 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
US Treasury Money Market Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 33.8%
United States Treasury Bills	200,000	1.930	12/16/04	199,839
United States Treasury Bills	195,000	1.915	12/16/04	194,845
Total United States Treasury (amortized cost $394,684)				394,684
Total Investments - 33.8% (amortized cost $394,684)				394,684

Repurchase Agreements - 66.4%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $250,000 acquired on November 30, 2004 at 1.970% to be repurchased at $250,014 on December 1, 2004, collateralized by: $256,807 par various United States Treasury Obligations, valued at $255,000	250,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $175,948 acquired on November 30, 2004 at 1.950% to be repurchased at $175,958 on December 1, 2004, collateralized by: $177,248 par various United States Treasury Obligations, valued at $179,467	175,948
Agreement with Countrywide Funding and Bank of New York, Inc. (Tri-Party) of $50,000 acquired on November 30, 2004 at 1.960% to be repurchased at $50,003 on December 1, 2004, collateralized by: $46,837 par various United States Treasury Obligations, valued at $51,000	50,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $50,000 acquired on November 30, 2004 at 1.950% to be repurchased at $50,003 on December 1, 2004, collateralized by: $33,334 par various United States Treasury Obligations, valued at $51,332	50,000
Agreement with Deutsche Bank AG and Bank of New York, Inc. (Tri-Party) of $50,000 acquired on November 30, 2004 at 1.960% to be repurchased at $50,003 on December 1, 2004, collateralized by: $51,513 par various United States Treasury Obligations, valued at $51,000	50,000
Agreement with Chase Manhatten Bank NA and JP Morgan Chase & Co. (Tri-Party) of $50,000 acquired on November 30, 2004 at 1.940% to be repurchased at $50,003 on December 1, 2004, collateralized by: $51,986 par various United States Treasury Obligations, valued at $51,003	50,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith and JP Morgan Chase & Co. (Tri-Party) of $50,000 acquired on November 30, 2004 at 1.940% to be repurchased at $50,003 on December 1, 2004, collateralized by: $39,832 par various United States Treasury Obligations, valued at $51,005	50,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $50,000 acquired on November 30, 2004 at 1.930% to be repurchased at $50,003 on December 1, 2004, collateralized by: $51,437 par various United States Treasury Obligations, valued at $51,001	50,000
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party) of $50,000 acquired on November 30, 2004 at 1.960% to be repurchased at $50,003 on December 1, 2004, collateralized by: $49,205 par various United States Treasury Obligations, valued at $51,007	50,000
Total Repurchase Agreements (identified cost $775,948)	775,948
Total Investments and Repurchase Agreements - 100.2% (cost $1,170,632)(†)	1,170,632
Other Assets and Liabilities, Net - (0.2)%	(1,866)
Net Assets - 100.0%	1,168,766

See accompanying notes which are an integral part of the schedules of investments.

US Treasury Money Market Fund

3

SSgA
Prime Money Market Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 10.1%
American Express Centurion Bank (Ê)	100,000	2.021	12/08/04	100,000
American Express Credit Corp. (Ê)	75,000	2.150	07/20/05	75,023
American Express Credit Corp. (Ê)	100,000	2.170	12/19/05	100,083
American Honda Finance Corp. (Ê)	80,000	2.240	02/11/05	79,995
American Honda Finance Corp. (Ê)	40,000	2.010	07/11/05	40,000
Bank One NA (Ê)	50,000	2.020	12/13/04	50,000
Fifth Third Bank (Ê)	50,000	2.001	12/16/04	49,999
General Electric Capital Corp. (Ê)	40,000	2.210	12/17/05	40,000
General Electric Capital Corp. (Ê)	40,000	2.170	01/09/06	40,000
Goldman Sachs Group Inc. (Ê)	50,000	2.210	02/03/05	50,000
Goldman Sachs Group Inc. (Ê)	48,000	2.210	10/03/05	48,000
Goldman Sachs Group Inc. (Ê)	30,000	2.210	10/13/05	30,000
HBOS Treasury Services PLC (Ê)	55,000	1.980	01/02/06	55,000
Marshall & Ilsley Bank FSB (Ê)	35,000	2.059	07/28/05	34,997
Merrill Lynch & Co., Inc. (Ê)	50,000	2.070	01/31/05	49,999
Merrill Lynch & Co., Inc. (Ê)	46,970	2.299	04/28/05	47,015
Merrill Lynch & Co., Inc. (Ê)	40,000	2.210	07/11/05	40,047
Merrill Lynch & Co. Inc., (Ê)	40,000	2.120	10/03/05	40,045
Merrill Lynch & Co., Inc. (Ê)	80,000	2.039	12/02/05	80,000
Morgan Stanley (Ê)	50,000	2.100	12/15/05	50,000
Morgan Stanley (Ê)	80,000	2.039	01/06/06	80,000
National City Bank Indiana	120,303	1.970	12/01/04	120,303
National City Bank Indiana (Ê)	45,000	1.955	12/02/04	45,000
Southtrust Bank NA (Ê)	50,000	1.800	12/15/04	49,999
U.S.Bank NA	50,000	1.250	01/12/05	50,000
Wells Fargo Bank NA (Ê)	195,000	2.040	03/14/05	195,000
Total Corporate Bonds and Notes (amortized cost $1,640,505)				1,640,505
Domestic Certificates of Deposit - 4.3%
Bank of New York Company Inc. (Ê)	130,000	2.026	04/18/05	129,993
Bank One NA	100,000	1.335	12/20/04	99,959
Chase Manhattan Bank NA (Ê)	100,000	1.990	03/07/05	100,000
SouthTrust Bank NA (Ê)	200,000	2.000	01/10/05	199,997
Wells Fargo Bank NA	150,000	2.000	01/11/05	150,000
Wells Fargo Bank NA	25,000	2.020	01/31/05	25,000
Total Domestic Certificates of Deposit (amortized cost $704,949)				704,949
Eurodollar Certificates of Deposit - 9.6%
ABN-AMRO Bank N.V.	50,000	1.120	12/17/04	50,000
Alliance & Leicester PLC	50,000	2.220	03/09/05	50,000
Banco Bilbao Vizcaya Argentaria	50,000	1.700	12/16/04	50,000
Barclays Bank PLC	100,000	1.800	01/18/05	100,000
Deutsche Bank AG	200,000	1.960	12/30/04	200,001
HBOS Treasury Services PLC	100,000	2.220	02/10/05	100,000
HBOS Treasury Services PLC	150,000	2.500	05/03/05	150,000
HSBC Bank PLC	50,000	2.000	01/14/05	50,000

Prime Money Market Fund

4

SSgA
Prime Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
ING Bank N.V.	150,000	1.800	01/18/05	150,000
Landesbank Hessen-Thuringen	150,000	1.955	12/30/04	150,001
Lloyds Bank PLC	75,000	1.260	12/31/04	74,945
Royal Bank of Scotland (Ê)	150,000	1.110	12/30/04	149,898
Societe Generale	50,000	1.800	01/18/05	50,000
Societe Generale	135,000	1.820	01/19/05	135,000
Societe Generale	100,000	2.250	02/25/05	100,000
Total Eurodollar Certificates of Deposit (amortized cost $1,559,845)				1,559,845
Domestic Commercial Paper - 16.3%
Amstel Funding Corp.	75,000	2.250	02/15/05	74,644
Amsterdam Funding Corp.	147,716	2.290	02/22/05	146,936
Aspen Funding Corp.	50,000	2.010	01/13/05	49,880
Bank of America	50,000	1.750	12/15/04	49,966
CDC Commercial Paper Corporation	50,000	2.040	02/16/05	49,782
CXC LLC	50,000	2.200	02/07/05	49,792
Edison Asset Securitization LLC	50,000	2.000	01/12/05	49,883
Edison Asset Securitization LLC	150,000	1.850	02/02/05	149,514
Eiffel Funding LLC	25,000	2.200	02/03/05	24,902
Eiffel Funding LLC	50,000	2.230	02/04/05	49,799
Galaxy Funding	78,000	2.200	02/08/05	77,671
General Electric Capital Corp.	170,000	1.960	02/18/05	169,269
General Electric Co.	247,000	1.970	12/29/04	246,622
Giro Balanced Funding Corp.	55,632	2.000	01/04/05	55,527
Giro Funding US Corp.	100,000	2.200	12/30/04	99,823
Govco Inc.	150,000	2.230	02/11/05	149,331
Grampian Funding Ltd.	125,000	2.000	01/12/05	124,708
Grampian Funding Ltd.	80,000	1.850	02/01/05	79,745
Lexington Parker Capital Company LLC	25,399	1.820	01/19/05	25,336
Morgan Stanley	150,000	2.040	12/09/04	149,932
Morgan Stanley	30,000	2.040	12/10/04	29,985
Morgan Stanley (Ê)	50,000	2.120	05/24/05	50,000
Morgan Stanley (Ê)	50,000	2.143	07/25/05	50,000
New Center Asset Trust (A-1 Series)	100,000	1.910	02/14/05	99,602
Newport Funding Corp.	50,000	2.200	02/03/05	49,804
Nieuw Amsterdam Receivables Corp.	45,466	2.250	01/05/05	45,367
Nieuw Amsterdam Receivables Corp.	27,553	2.220	01/19/05	27,470
Polonius Inc.	44,425	2.050	12/08/04	44,407
Surrey Funding Corp.	75,000	2.030	12/09/04	74,966
Thames Asset Global Securitization	42,882	1.750	12/03/04	42,878
Thames Asset Global Securitization	200,000	2.410	04/07/05	198,300
Thunder Bay Funding Inc.	56,310	2.000	01/10/05	56,185
Total Domestic Commercial Paper (amortized cost $2,642,026)				2,642,026
Foreign Commercial Paper - 4.1%
Alliance & Leicester PLC	46,000	1.860	01/27/05	45,865
Nordea North America Inc.	50,000	2.060	03/14/05	49,705

Prime Money Market Fund

5

SSgA
Prime Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Santander Finance (Delaware) Inc.	100,000	1.940	12/20/04	99,898
Swedbank	100,000	1.890	12/16/04	99,921
Westpac Capital Corp.	100,000	2.210	02/11/05	99,558
Westpac Capital Corp.	75,000	2.130	02/22/05	74,632
Westpac Capital Corp.	50,000	2.145	03/01/05	49,732
Westpac Trust Securities (New Zealand) Ltd.	150,000	2.405	04/01/05	148,787
Total Foreign Commercial Paper (amortized cost $668,098)				668,098
United States Government Agencies - 7.8%
Fannie Mae (Ê)	100,000	1.780	12/13/04	99,999
Fannie Mae (Ê)	150,000	1.760	09/09/05	149,948
Fannie Mae Discount Notes	100,000	1.975	01/05/05	99,808
Fannie Mae Discount Notes	188,000	1.980	01/05/05	187,638
Fannie Mae Discount Notes	25,000	1.210	01/07/05	24,969
Fannie Mae Discount Notes	53,000	1.720	01/12/05	52,894
Fannie Mae Discount Notes	37,000	1.980	01/12/05	36,915
Fannie Mae Discount Notes	61,000	1.730	01/19/05	60,856
Fannie Mae Discount Notes	100,000	1.830	02/16/05	99,609
Freddie Mac	50,000	1.720	01/11/05	49,902
Freddie Mac (Ê)	200,000	1.997	12/10/04	199,999
Freddie Mac (Ê)	100,000	2.015	12/15/04	99,999
Freddie Mac Discount Notes	55,687	1.830	02/08/05	55,492
Freddie Mac Discount Notes	58,832	1.840	02/15/05	58,603
Total United States Government Agencies (amortized cost $1,276,631)				1,276,631
Yankee Certificates of Deposit - 16.0%
ABN-AMRO Bank N.V. (Ê)	55,000	2.053	03/18/05	54,996
Banco Bilbao Vizcaya Argentaria	75,000	1.135	12/20/04	75,000
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	2.144	10/28/05	99,990
Bank of Montreal (Ê)	140,000	2.060	04/20/05	139,989
Bank of Nova Scotia (Ê)	100,000	2.150	11/23/05	100,039
Barclays Bank PLC (Ê)	100,000	2.138	10/31/05	99,969
Barclays Bank PLC (Ê)	100,000	2.228	12/02/05	99,977
BNP Paribas S.A.	25,000	1.135	12/20/04	25,000
BNP Paribas S.A.	50,000	2.170	01/12/05	49,999
BNP Paribas S.A. (Ê)	125,000	1.915	04/04/05	124,985
BNP Paribas S.A. (Ê)	80,000	2.016	04/18/05	79,989
Canadian Imperial Bank Corp.	40,000	1.510	12/03/04	40,000
Canadian Imperial Bank Corp. (Ê)	125,000	2.129	04/29/05	124,992
Credit Agricole S.A. (Ê)	50,000	2.075	08/23/05	49,987
Credit Suisse First Boston	150,000	2.200	01/18/05	150,000
Danske Bank (Ê)	50,000	2.030	01/24/05	49,999
Den Danske Bank (Ê)	40,000	2.030	03/15/05	39,998
Dexia Bank	150,000	1.335	12/20/04	149,938
Fortis Bank	100,000	1.110	12/30/04	99,933
HBOS Treasury Services PLC	100,000	2.210	02/10/05	100,000
Royal Bank of Canada (Ê)	50,000	2.070	03/23/05	49,995

Prime Money Market Fund

6

SSgA
Prime Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Royal Bank of Scotland (Ê)	100,000	1.410	01/07/05	99,999
Royal Bank of Scotland (Ê)	30,000	2.114	03/29/05	29,997
Royal Bank of Scotland (Ê)	150,000	2.070	04/20/05	149,988
Svenska Handelsbanken (Ê)	55,000	2.017	03/10/05	54,997
Toronto Dominion Bank (Ê)	50,000	2.007	12/10/04	50,000
Toronto Dominion Bank (Ê)	50,000	1.115	12/28/04	49,969
UBS AG	150,000	1.125	12/17/04	150,000
UBS AG	85,000	1.410	01/07/05	84,999
UBS AG	100,000	1.420	01/10/05	99,912
UBS AG	25,000	1.950	02/17/05	25,000
Total Yankee Certificates of Deposit (amortized cost $2,599,636)				2,599,636
Total Investments - 68.2% (amortized cost $11,091,690)				11,091,690

Repurchase Agreements - 33.9%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $100,000 acquired on November 30, 2004 at 2.113% to be repurchased at $100,006 on December 1, 2004, collateralized by: $90,648 par various Corporate Obligations, valued at $102,000	100,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $74,052 dated November 30, 2004 at 1.950% to be repurchased at $74,056 on December 1, 2004, collateralized by: $76,180 par United States Treasury Obligation, valued at $75,534	74,052
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $268,000 dated November 30, 2004 at 2.070% to be repurchased at $268,015 on December 1, 2004, collateralized by: $272,996 par various United States Government Agency Bonds & Notes, valued at $273,361	268,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $1,000,000 dated November 30, 2004 at 2.080% to be repurchased at $1,000,058 on December 1, 2004, collateralized by: $1,053,641 par United States Government Agency Mortgage Obligation, valued at $1,020,000	1,000,000
Agreement with Countrywide Funding and Bank of New York, Inc. (Tri-Pparty) of $1,722,000 dated November 30, 2004 at 2.080% to be repurchased at $1,722,099 on December 1, 2004 collateralized by: $1,922,582 par various United States Government Agency Mortgage Obligations, valued at $1,756,440	1,722,000
Agreement with Goldman, Sachs & Co. and Bank of New York, Inc. (Tri-Party) of $600,000 dated November 30, 2004 at 2.000% to be repurchased at $600,033 on December 1, 2004, collateralized by: $636,659 par various United States Government Agency Mortgage Obligations, valued at $612,000	600,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $295,000 dated November 30, 2004 at 2.100% to be repurchased at $295,017 on December 1, 2004, collateralized by: $398,869 par various Corporate Obligations and various United States Government Agency Mortgage Obligations, valued at $300,900	295,000

Prime Money Market Fund

7

SSgA
Prime Money Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Lehman Brothers and JP Morgan Chase & Co. (Tri-Party) of $262,285 dated November 30, 2004 at 2.113% to be repurchased at $262,300 on December 1, 2004, collateralized by: $247,623 par various Corporate Obligations, valued at $267,532	262,285
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $37,000 dated November 30, 2004 at 2.143% to be repurchased at $37,002 on December 1, 2004, collateralized by: $1,014 shares various Equity Securities, valued at $38,927	37,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $63,000 dated November 30, 2004 at 2.123% to be repurchased at $63,004 on December 1, 2004, collateralized by: $61,500 par various Corporate Obligations, valued at $64,262	63,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $419,000 dated November 30, 2004 at 2.000% and 2.080%, respectively to be repurchased at $419,024 on December 1, 2004, collateralized by: $425,036 par various United States Government Agency Bonds & Notes and various United States Government Agency Mortgage Obligations, valued at $431,271	419,000
Agreement with Salomon and Bank of New York, Inc. (Tri-Party) of $165,000 dated November 30, 2004 at 2.123% and 2.163%, respectively to be repurchased at $165,010 on December 1, 2004, collateralized by: $157,934 par various Corporation Obligations, valued at $168,300	165,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated November 30, 2004 at 2.000% to be repurchased at $500,028 on December 1, 2004, collateralized by: $473,154 par various United States Government Agency Bonds & Notes, valued at $510,004	500,000
Total Repurchase Agreements (identified cost $5,505,337)	5,505,337
Total Investments and Repurchase Agreements - 102.1% (cost $16,597,027)	16,597,027
Other Assets and Liabilities, Net - (2.1)%	(348,720)
Net Assets - 100.0%	16,248,307

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund

8

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments - November 30, 2004 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purpose is the same as shown above.

See accompanying notes which are an integral part of the schedules of investments.

Notes to Schedules of Investments

9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report - November 30, 2004 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2004. This Form N-Q reports on two Funds, the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective August 25, 2003 the Funds began offering Class T shares. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. As of the date of this report there are no Class T shares outstanding.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of Form N-Q in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Form N-Q. Actual results could differ from those estimates. Certain prior period information has been reformatted to conform to current period presentation.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in SSgA Prime Money Market Fund ("Central Fund"). As of November 30, 2004, $26,565,969 represents the investments of other affiliated Funds not presented herein.

4.  Shareholder Requests for Other Information

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days

Notes to Quarterly Report

10

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, (continued) - November 30, 2004 (Unaudited)

after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Notes to Quarterly Report

11

IMMQR-11/04

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

November 30, 2004

SSgA Funds

Fixed Income Funds

Quarterly Report

November 30, 2004 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Yield Plus Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 99.2%
Asset-Backed Securities - 57.5%
Access Group, Inc. (Ê) Series 2003-A Class A1 2.530% due 04/25/23	4,954	5,018
American Express Credit Account Master Trust (Ê) Series 2001-4 Class A 2.230% due 11/17/08	5,000	5,008
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 3.381% due 02/25/34	3,000	3,000
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 2.871% due 07/25/32	3,000	3,019
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 2.931% due 09/25/33	3,000	3,025
Series 2004-W2 Class M2 3.431% due 04/25/34	4,000	4,000
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 3.000% due 04/15/33	4,000	4,034
Capital Auto Receivables Asset Trust (Ê) Series 2002-3 Class A4 2.210% due 02/17/09	6,000	6,008
Centex Home Equity (Ê) Series 2002-D Class M1 3.250% due 12/25/32	2,830	2,852
Chase Credit Card Master Trust (Ê) Series 2000-1 Class A 2.270% due 06/15/07	5,000	5,002
Series 2001-2 Class A 2.220% due 09/15/08	4,000	4,006
Series 2003-1 Class A 2.150% due 04/15/08	4,500	4,502
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 3.081% due 11/25/31	3,000	3,021
Chase USA Master Trust (Ê) Series 2000-2 Class A 2.270% due 04/15/09	5,000	4,996
Citibank Credit Card Issuance Trust (Ê) Series 2001-A2 Class A2 2.330% due 02/07/08	9,000	9,013
Series 2001-B2 Class B2 2.333% due 12/10/08	2,000	2,012

	Principal Amount ($) or Shares	Market Value $
CNH Equipment Trust (Ê) Series 2002-B Class A4 2.460% due 04/15/08	4,000	4,016
Countrywide Asset-Backed Certificates Series 2001-1 Class AF5 7.070% due 07/25/31	1,873	1,900
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 3.381% due 12/25/33	2,700	2,700
GE Business Loan Trust (Ê)(l) Series 2003-2A Class A 2.470% due 11/15/31	4,787	4,789
Series 2004-1 Class B 2.800% due 05/15/23	2,952	2,952
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 2.150% due 06/15/10	4,000	4,001
MBNA Credit Card Master Note Trust (Ê) Series 2001-A3 Class A3 2.180% due 12/15/08	1,800	1,802
MBNA Master Credit Card Trust USA (Ê) Series 2000-G Class A 2.200% due 12/17/07	2,000	2,001
MMCA Automobile Trust (Ê) Series 2002-5 Class B 2.950% due 08/15/09	1,413	1,412
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A Class NOTE 2.500% due 10/15/08	4,800	4,825
Morgan Stanley Dean Witter Capital I (Ê) Series 2003-NC4 Class A4 2.681% due 04/25/33	2,174	2,179
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 2.240% due 01/15/09	5,000	5,013
Residential Asset Securities Corp. (Ê) Series 2001-KS2 Class MII1 2.681% due 06/25/31	5,000	5,007
Series 2002-KS2 Class MII1 2.831% due 04/25/32	2,500	2,508
Saxon Asset Securities Trust (Ê) Series 2003-3 Class M1 2.831% due 12/25/33	4,000	4,036
SLM Student Loan Trust (Ê) Series 2003-B Class A2 2.280% due 03/15/22	4,000	4,047

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Structured Asset Investment Loan Trust (Ê) Series 2003-BC10 Class M2 4.031% due 10/25/33	3,000	3,025
Series 2003-BC13 Class M2 3.931% due 11/25/33	2,700	2,726
Series 2003-BC2 Class M1 3.101% due 04/25/33	2,000	2,021
Series 2003-BC3 Class M1 3.131% due 04/25/33	5,000	5,055
Series 2004-4 Class M5 3.631% due 04/25/34	2,440	2,449
Series 2004-BNC2 Class M3 3.260% due 12/25/34	3,811	3,823
Superior Wholesale Inventory Financing Trust (Ê) Series 2000-A Class A 2.200% due 04/15/07	7,500	7,500
WFS Financial Owner Trust (Ê) Series 2003-3 Class A3B 2.469% due 05/20/08	2,304	2,306
		150,609
International Debt - 23.4%
ARMS II (Ê) Series 2004-G3 Class A1A 2.270% due 01/10/35	5,119	5,123
Crusade Global Trust (Ê) Series 2003-1 Class A 2.270% due 01/17/34	1,879	1,878
Series 2003-2 Class A 2.100% due 09/18/34	4,559	4,562
Gracechurch Card Funding PLC (Ê) Series 2003-5 Class A1 2.140% due 08/15/08	5,000	5,004
Granite Mortgages PLC (Ê) Series 2002-1 Class 1A2 2.239% due 07/20/19	6,562	6,571
Holmes Financing PLC (Ê) Series 2000-1 Class 2A 2.260% due 07/15/07	3,000	3,004
Series 2001-3 Class 2A 2.230% due 01/15/07	5,000	5,006
Series 2003-7 Class 2A 2.220% due 01/15/08	5,000	5,007
Medallion Trust (Ê) Series 2002-1G Class A1 2.240% due 04/17/33	3,872	3,881
Permanent Financing PLC (Ê) Series 2002-1 Class 3A 1.988% due 06/10/07	10,000	10,008
Series 2004-5 Class 2A 1.973% due 06/10/11	5,000	5,000

	Principal Amount ($) or Shares	Market Value $
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 2.440% due 08/08/34	2,832	2,826
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 1.970% due 06/05/33	3,388	3,386
		61,256
Mortgage-Backed Securities - 16.8%
Bear Stearns Commercial Mortgage Securities (Ê)(l) Series 2004-ESA Class A2 2.440% due 05/14/16	4,000	4,001
Citigroup Commercial Mortgage Trust (Ê)(l) Series 2004-FL1 Class A2 2.310% due 07/15/18	5,000	4,961
CS First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP 0.686% due 08/15/36	146,408	2,923
Istar Asset Receivables Trust (Ê)(l) Series 2003-1A Class A2 2.544% due 08/28/22	4,537	4,537
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1 2.271% due 04/16/19	4,984	4,983
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 1.232% due 04/15/38	45,560	1,982
Residential Accredit Loans, Inc. (Ê) Series 2003-QS13 Class A5 2.831% due 07/25/33	1,836	1,835
Series 2004-QS1 Class A2 2.731% due 01/25/34	2,344	2,344
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 2.531% due 10/25/18	3,397	3,382
Series 2003-A9 Class A3 2.731% due 08/25/33	3,447	3,456
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 2.470% due 06/20/33	163	163
Series 2003-6 Class B1 2.490% due 11/20/33	3,000	3,013
Series 2004-1 Class B1 2.460% due 02/20/34	1,787	1,781
Series 2004-2 Class B2 3.120% due 03/20/34	2,600	2,574

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Structured Asset Securities Corp. (Ê) Series 2003-S1 Class M2 3.880% due 08/25/33	2,000	2,033
		43,968
United States Government Agencies - 1.5%
Fannie Mae (Ê) 2.700% due 02/17/06	4,000	3,999
Total Long-Term Investments (cost $259,189)		259,832
Short-Term Investments - 0.8%
Federated Investors Prime Cash Obligation Fund	1,341,064	1,341
Goldman Sachs Financial Square Funds - Prime Obligations Fund	725,343	725
Total Short-Term Investments (cost $2,066)		2,066
Total Investments - 100.0% (identified cost $261,255)		261,898
Other Assets and Liabilities Net - 0.0%		5
Net Assets - 100.0%		261,903

See accompanying notes which are an integral part of the schedules of investments.

Yield Plus Fund

SSgA
Bond Market Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 119.8%
Asset-Backed Securities - 13.5%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 2.381% due 04/25/34	3,000	3,000
Series 2004-R6 Class A2 2.321% due 07/25/34	3,868	3,868
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 2.130% due 10/15/09	3,000	3,001
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 2.491% due 01/25/33	747	748
Centex Home Equity (Ê) Series 2004-B Class AV1 2.381% due 03/25/34	2,256	2,256
Countrywide Asset-Backed Certificates (Ê) Series 2004-BC1 Class A1 2.411% due 04/25/34	6,520	6,520
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 2.431% due 09/25/33	1,944	1,944
GSAMP Trust (Ê) Series 2004-NC1 Class M1 2.731% due 03/25/34	1,885	1,885
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	390	395
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 2.651% due 06/25/33	6,000	6,026
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	537
Residential Asset Mortgage Products, Inc. Series 2003-RS7 Class AI3 3.680% due 09/25/27	1,000	994
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	1,003
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 2.391% due 04/25/34	2,250	2,235
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 2.491% due 06/25/33	3,825	3,831
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 2.431% due 02/25/34	1,411	1,411

	Principal Amount ($) or Shares	Market Value $
Structured Asset Investment Loan Trust (Ê) Series 2004-2 Class 3A1 2.291% due 03/25/34	1,253	1,253
Series 2004-4 Class M5 3.631% due 04/25/34	1,600	1,606
Series 2004-8 Class A12 2.331% due 09/25/34	3,188	3,188
		45,701
Corporate Bonds and Notes - 18.8%
Abbott Laboratories 5.625% due 07/01/06	300	311
ABN Amro Bank NV 7.550% due 06/28/06	50	53
AEP Texas Central Co. Series E 6.650% due 02/15/33	200	215
Aetna, Inc. 7.875% due 03/01/11	35	40
Alabama Power Co. 5.700% due 02/15/33	50	50
Albertson's, Inc. 7.500% due 02/15/11	50	58
7.450% due 08/01/29	200	228
Alcoa, Inc. 7.375% due 08/01/10	130	150
6.000% due 01/15/12	100	108
Alliance Capital Management, LP 5.625% due 08/15/06	250	259
Alliant Energy Resources, Inc. 7.000% due 12/01/11	75	83
Allstate Corp. (The) 7.200% due 12/01/09	115	130
Altria Group, Inc. 7.200% due 02/01/07	110	116
Amerada Hess Corp. 7.375% due 10/01/09	62	69
7.125% due 03/15/33	50	53
American Express Co. 5.500% due 09/12/06	100	104
3.750% due 11/20/07	25	25
American General Finance Corp. 3.875% due 10/01/09	30	29
Series MTNF 5.875% due 07/14/06	150	156
Series MTNH 5.375% due 10/01/12	50	51
Amgen, Inc. (l) 4.000% due 11/18/09	120	119

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	92
6.500% due 05/01/42	100	110
AON Corp. 8.205% due 01/01/27	100	100
Apache Corp. 6.250% due 04/15/12	35	39
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
7.000% due 02/01/31	100	116
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Arizona Public Service Co. 6.375% due 10/15/11	85	93
AT&T Wireless Services, Inc. 8.750% due 03/01/31	325	425
Bank of America Corp. 7.125% due 09/15/06	100	107
5.250% due 02/01/07	150	156
7.400% due 01/15/11	760	878
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	44
Bank One Corp. 6.500% due 02/01/06	350	363
6.875% due 08/01/06	120	127
4.125% due 09/01/07	250	253
Bank One NA Series BKNT 5.500% due 03/26/07	125	130
BankAmerica Corp. 7.200% due 04/15/06	180	189
Bayerische Landesbank 2.500% due 03/30/06	130	129
BB&T Corp. 4.750% due 10/01/12	75	75
Bear Stearns Cos., Inc. (The) 7.000% due 03/01/07	300	322
2.875% due 07/02/08	150	145
BellSouth Corp. 6.000% due 10/15/11	350	377
Belo Corp. 7.125% due 06/01/07	36	39
Black & Decker Corp. 7.125% due 06/01/11	50	57
Boeing Capital Corp. 6.500% due 02/15/12	400	444
Boston Properties, Inc. 6.250% due 01/15/13	100	107
Bristol-Myers Squibb Co. 4.750% due 10/01/06	250	256
5.750% due 10/01/11	100	106

	Principal Amount ($) or Shares	Market Value $
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	200	201
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	200	225
Campbell Soup Co. 5.875% due 10/01/08	30	32
6.750% due 02/15/11	50	56
5.000% due 12/03/12	50	51
Capital One Bank 5.750% due 09/15/10	100	105
Series BKNT 6.875% due 02/01/06	150	156
Cardinal Health, Inc. 6.750% due 02/15/11	65	71
Caterpillar, Inc. 7.300% due 05/01/31	200	243
Cendant Corp. 6.875% due 08/15/06	50	53
6.250% due 03/15/10	100	107
CenterPoint Energy Houston Electric LLC Series M2 5.750% due 01/15/14	100	105
Centex Corp. 4.750% due 01/15/08	50	51
5.125% due 10/01/13	50	49
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	58
Charter One Bank FSB 6.375% due 05/15/12	50	55
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	240	267
Cincinnati Gas & Electric 5.700% due 09/15/12	50	52
Cingular Wireless LLC 5.625% due 12/15/06	50	52
CIT Group, Inc. 6.500% due 02/07/06	200	207
5.750% due 09/25/07	150	158
7.750% due 04/02/12	175	206
Citigroup, Inc. 5.500% due 08/09/06	1,550	1,607
Clear Channel Communications, Inc. 7.650% due 09/15/10	250	283
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	400	410
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	250	266
6.125% due 08/15/11	150	164
8.500% due 02/01/22	20	26

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Comcast Cable Communications 6.375% due 01/30/06	100	104
6.875% due 06/15/09	400	442
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	475	576
Computer Sciences Corp. 6.750% due 06/15/06	60	63
ConAgra Foods, Inc. 6.750% due 09/15/11	375	420
Consolidated Edison Co. of New York 4.875% due 02/01/13	110	110
Series 97-B 6.450% due 12/01/07	60	65
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	134
Consumers Energy Co. Series B 5.375% due 04/15/13	200	205
Cooper Industries, Inc. 5.500% due 11/01/09	23	24
Cooper Tire & Rubber Co. 7.750% due 12/15/09	40	45
Coors Brewing Co. 6.375% due 05/15/12	80	87
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	140	145
Series MTNK 5.500% due 02/01/07	240	249
COX Communications, Inc. 3.875% due 10/01/08	100	98
7.125% due 10/01/12	110	121
5.500% due 10/01/15	50	49
Credit Suisse First Boston USA, Inc. 5.875% due 08/01/06	500	521
6.125% due 11/15/11	200	217
CRH America, Inc. 6.950% due 03/15/12	200	226
CSX Corp. 6.750% due 03/15/11	150	166
6.300% due 03/15/12	225	243
DaimlerChrysler NA Holding Corp. 6.400% due 05/15/06	830	865
Deere & Co. 7.850% due 05/15/10	32	37
Delphi Corp. 6.550% due 06/15/06	75	78
Deluxe Corp. 5.000% due 12/15/12	50	48

	Principal Amount ($) or Shares	Market Value $
Deutsche Bank Financial, Inc. 6.700% due 12/13/06	75	80
7.500% due 04/25/09	75	85
Devon Financing Corp. ULC 6.875% due 09/30/11	150	169
Dominion Resources, Inc. Series B 6.250% due 06/30/12	170	183
Dow Chemical Co. (The) 5.750% due 12/15/08	200	212
DTE Energy Co. 6.450% due 06/01/06	85	89
Series A 6.650% due 04/15/09	63	69
Duke Capital LLC 5.500% due 03/01/14	250	252
Duke Energy Corp. 6.250% due 01/15/12	225	243
5.300% due 10/01/15	100	101
Duke Energy Field Services LLC 5.750% due 11/15/06	200	208
Eastman Kodak Co. Series MTNA 3.625% due 05/15/08	30	29
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	168
Eli Lilly & Co. 6.000% due 03/15/12	125	136
Emerson Electric Co. 5.000% due 12/15/14	100	101
Enterprise Products Operating, LP (l) 5.600% due 10/15/14	300	299
EOP Operating, LP 7.750% due 11/15/07	200	221
4.650% due 10/01/10	300	299
7.000% due 07/15/11	100	112
7.875% due 07/15/31	40	47
Equitable Life Assurance Society USA (l) 7.700% due 12/01/15	215	253
ERP Operating, LP 6.625% due 03/15/12	75	82
Exelon Generation Co. LLC 6.950% due 06/15/11	200	224
Federated Department Stores 6.625% due 04/01/11	50	55
7.450% due 07/15/17	75	87
First Data Corp. 3.375% due 08/01/08	200	196
Firstar Bank NA 7.125% due 12/01/09	410	464

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FleetBoston Financial Corp. 4.875% due 12/01/06	60	62
3.850% due 02/15/08	150	150
6.875% due 01/15/28	25	28
6.700% due 07/15/28	100	109
Florida Power & Light Co. 4.850% due 02/01/13	105	106
Ford Motor Co. 7.450% due 07/16/31	525	511
Ford Motor Credit Co. 6.875% due 02/01/06	50	52
5.800% due 01/12/09	350	357
7.375% due 10/28/09	750	805
7.375% due 02/01/11	240	257
7.000% due 10/01/13	600	626
FPL Group Capital, Inc. 7.625% due 09/15/06	75	80
Franklin Resources, Inc. 3.700% due 04/15/08	25	25
Gannett Co., Inc. 6.375% due 04/01/12	100	110
GE Global Insurance Holding Corp. 7.750% due 06/15/30	500	580
General Dynamics Corp. 2.125% due 05/15/06	75	74
4.250% due 05/15/13	60	58
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	269
5.875% due 02/15/12	250	267
6.000% due 06/15/12	150	162
6.750% due 03/15/32	1,000	1,143
General Mills, Inc. 3.875% due 11/30/07	50	50
6.000% due 02/15/12	100	107
General Motors Acceptance Corp. 6.125% due 08/28/07	300	310
6.875% due 08/28/12	660	667
General Motors Corp. 7.125% due 07/15/13	250	253
8.375% due 07/15/33	400	407
Gillette Co. (The) 2.875% due 03/15/08	50	49
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group, Inc. 5.000% due 10/01/14	1,200	1,180
6.125% due 02/15/33	100	101
Goodrich Corp. 7.625% due 12/15/12	15	18

	Principal Amount ($) or Shares	Market Value $
GTE North, Inc. Series D 6.900% due 11/01/08	250	271
Harrah's Operating Co., Inc. 7.500% due 01/15/09	70	77
Hartford Financial Services Group, Inc. 2.375% due 06/01/06	30	29
4.700% due 09/01/07	50	51
Hartford Life, Inc. 7.375% due 03/01/31	30	35
Hewlett-Packard Co. 3.625% due 03/15/08	100	99
Hilton Hotels Corp. 7.625% due 12/01/12	400	463
HJ Heinz Co. 6.375% due 07/15/28	10	11
HJ Heinz Finance Co. 6.750% due 03/15/32	110	125
Home Depot, Inc. (l) 3.750% due 09/15/09	100	99
Honeywell International, Inc. 5.125% due 11/01/06	135	139
Household Finance Corp. 6.500% due 01/24/06	405	420
6.875% due 03/01/07	100	107
4.625% due 01/15/08	25	26
8.000% due 07/15/10	250	293
6.375% due 08/01/10	80	86
6.750% due 05/15/11	250	279
7.000% due 05/15/12	100	113
7.350% due 11/27/32	50	59
Hughes Supply, Inc. (l) 5.500% due 10/15/14	400	392
IAC/InterActiveCorp 7.000% due 01/15/13	20	22
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	100	105
International Business Machines Corp. 4.875% due 10/01/06	75	77
4.750% due 11/29/12	150	151
5.875% due 11/29/32	150	155
International Lease Finance Corp. 5.750% due 10/15/06	200	209
4.350% due 09/15/08	250	252
International Paper Co. 4.250% due 01/15/09	150	149
6.750% due 09/01/11	290	323
John Deere Capital Corp. 3.900% due 01/15/08	250	251
7.000% due 03/15/12	150	172

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson 3.800% due 05/15/13	90	85
Johnson Controls, Inc. 4.875% due 09/15/13	200	201
JPMorgan Chase & Co. 5.250% due 05/30/07	200	208
7.875% due 06/15/10	300	349
Kellogg Co. Series B 7.450% due 04/01/31	180	220
Kerr-McGee Corp. 6.875% due 09/15/11	120	134
Key Bank National Association Series BKNT 7.000% due 02/01/11	225	252
5.700% due 08/15/12	25	26
KeySpan Corp. 6.150% due 06/01/06	400	416
KFW International Finance Series DTC 4.750% due 01/24/07	500	516
Kimberly-Clark Corp. 5.625% due 02/15/12	100	107
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	39
7.125% due 03/15/12	53	60
7.400% due 03/15/31	100	114
Kinder Morgan, Inc. 6.500% due 09/01/12	145	158
7.250% due 03/01/28	40	44
Kohl's Corp. 6.000% due 01/15/33	25	25
Kraft Foods, Inc. 4.625% due 11/01/06	365	372
Kroger Co. (The) 7.800% due 08/15/07	20	22
6.800% due 04/01/11	325	363
Lehman Brothers Holdings, Inc. 6.250% due 05/15/06	650	676
Lennar Corp. 5.950% due 03/01/13	100	105
Liberty Media Corp. 3.500% due 09/25/06	100	99
8.250% due 02/01/30	100	113
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	200	211
Lockheed Martin Corp. 8.500% due 12/01/29	110	146
Lowe's Cos., Inc. 8.250% due 06/01/10	85	102
Lubrizol Corp. 5.500% due 10/01/14	300	296

	Principal Amount ($) or Shares	Market Value $
Mack-Cali Realty, LP 7.250% due 03/15/09	50	55
Magellan Midstream Partners 5.650% due 10/15/16	210	210
Marathon Oil Corp. 6.800% due 03/15/32	100	110
Masco Corp. 5.875% due 07/15/12	75	80
MBNA America Bank NA 6.625% due 06/15/12	150	165
MBNA Corp. 6.250% due 01/17/07	125	132
McDonald's Corp. Series MTNG 5.375% due 04/30/07	175	182
MeadWestvaco Corp. 6.850% due 04/01/12	175	196
Merck & Co., Inc. 4.375% due 02/15/13	75	72
6.400% due 03/01/28	50	53
Merrill Lynch & Co., Inc. 7.375% due 05/15/06	300	319
6.000% due 02/17/09	100	107
Series MTNB 4.000% due 11/15/07	350	352
Metlife, Inc. 5.375% due 12/15/12	46	47
Monsanto Co. 4.000% due 05/15/08	45	45
Mony Group, Inc. 7.450% due 12/15/05	25	26
Morgan Stanley 6.100% due 04/15/06	100	104
5.800% due 04/01/07	500	525
6.600% due 04/01/12	400	442
7.250% due 04/01/32	100	117
Motorola, Inc. 8.000% due 11/01/11	125	148
National City Bank 4.625% due 05/01/13	65	64
National City Bank of Indiana 4.250% due 07/01/18	100	89
National City Corp. 6.875% due 05/15/19	100	113
National Rural Utilities Cooperative Finance Corp. 6.000% due 05/15/06	40	42
Series MTNC 7.250% due 03/01/12	250	286
NB Capital Trust IV 8.250% due 04/15/27	65	71

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
New England Telephone & Telegraph 7.875% due 11/15/29	100	118
New Plan Excel Realty Trust 5.875% due 06/15/07	15	16
News America Holdings 9.250% due 02/01/13	150	192
News America, Inc. 6.625% due 01/09/08	300	324
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	110	124
Nisource Finance Corp. 6.150% due 03/01/13	100	107
Norfolk Southern Corp. 7.800% due 05/15/27	67	81
7.250% due 02/15/31	70	81
Northrop Grumman Corp. 7.125% due 02/15/11	250	284
Ocean Energy, Inc. 4.375% due 10/01/07	25	25
Ohio Power Co. Series F 5.500% due 02/15/13	100	103
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	112
7.375% due 12/15/14	255	278
8.625% due 02/01/22	75	86
PennzEnergy Co. 10.125% due 11/15/09	175	213
Pepco Holdings, Inc. 6.450% due 08/15/12	100	108
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	64
Pfizer, Inc. 3.300% due 03/02/09	75	73
Pharmacia Corp. 6.600% due 12/01/28	100	112
PHH Corp. 7.125% due 03/01/13	100	111
Pioneer Natural Resources Co. 6.500% due 01/15/08	350	375
5.875% due 07/15/16	50	52
Pitney Bowes, Inc. 4.625% due 10/01/12	75	75
Praxair, Inc. 6.375% due 04/01/12	70	77
Procter & Gamble - Esop Series A 9.360% due 01/01/21	100	132

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co. 4.750% due 06/15/07	50	51
6.875% due 09/15/09	30	34
Progress Energy, Inc. 6.750% due 03/01/06	25	26
5.850% due 10/30/08	100	105
7.100% due 03/01/11	275	307
Progressive Corp. (The) 6.250% due 12/01/32	20	21
Prologis 5.500% due 03/01/13	40	41
PSEG Power LLC 6.875% due 04/15/06	200	209
7.750% due 04/15/11	10	12
PSI Energy, Inc. 7.850% due 10/15/07	40	44
5.000% due 09/15/13	100	99
Public Service Co. of Colorado 7.875% due 10/01/12	95	114
Series 15 5.500% due 04/01/14	100	104
Pulte Homes, Inc. 7.875% due 08/01/11	80	92
Quest Diagnostics 6.750% due 07/12/06	20	21
Radian Group, Inc. 5.625% due 02/15/13	50	51
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	650	658
Reed Elsevier Capital, Inc. 6.125% due 08/01/06	200	208
Regions Bank Series BKNT 2.900% due 12/15/06	200	198
Republic Services, Inc. 7.125% due 05/15/09	30	33
Rohm & Haas Co. 7.850% due 07/15/29	50	63
Safeco Corp. 4.875% due 02/01/10	75	76
Safeway, Inc. 4.800% due 07/16/07	10	10
5.800% due 08/15/12	25	26
Sara Lee Corp. 6.250% due 09/15/11	50	55
6.125% due 11/01/32	20	21
SBC Communications, Inc. 5.750% due 05/02/06	350	362
Sempra Energy 7.950% due 03/01/10	80	92

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, LP 6.375% due 11/15/07	160	171
7.125% due 02/09/09	65	72
SLM Corp. 5.125% due 08/27/12	100	101
Series MTNA 5.625% due 04/10/07	40	42
5.000% due 10/01/13	150	150
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	140	147
Sprint Capital Corp. 7.125% due 01/30/06	600	626
6.900% due 05/01/19	500	546
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	110	115
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	193
Supervalu, Inc. 7.500% due 05/15/12	35	40
Tampa Electric Co. 6.375% due 08/15/12	85	92
Target Corp. 7.500% due 08/15/10	120	139
6.350% due 11/01/32	200	219
Temple-Inland, Inc. 7.875% due 05/01/12	35	41
Textron Financial Corp. 5.875% due 06/01/07	50	53
6.000% due 11/20/09	95	103
Time Warner, Inc. 6.875% due 05/01/12	220	247
7.625% due 04/15/31	580	680
Tosco Corp. 8.125% due 02/15/30	200	258
Toyota Motor Credit Corp. 2.800% due 01/18/06	25	25
5.500% due 12/15/08	100	106
Travelers Property Casualty Corp. 6.375% due 03/15/33	25	25
TXU Electric Delivery Co. 6.375% due 05/01/12	100	109
7.000% due 09/01/22	10	11
7.000% due 05/01/32	100	113
7.250% due 01/15/33	70	81
Tyson Foods, Inc. 8.250% due 10/01/11	125	148
UFJ Bank, Ltd. 7.400% due 06/15/11	150	171
Unilever Capital Corp. 7.125% due 11/01/10	175	200

	Principal Amount ($) or Shares	Market Value $
Union Oil Co. of California 5.050% due 10/01/12	35	35
7.500% due 02/15/29	35	41
Union Pacific Corp. 6.125% due 01/15/12	300	324
Union Planters Bank NA 5.125% due 06/15/07	70	73
United Technologies Corp. 6.100% due 05/15/12	175	191
Univision Communications, Inc. 2.875% due 10/15/06	100	99
3.875% due 10/15/08	100	99
US Bancorp Series MTNN 5.100% due 07/15/07	100	103
US Bank NA 6.300% due 07/15/08	50	54
USX Corp. 6.850% due 03/01/08	30	33
Valero Energy Corp. 6.875% due 04/15/12	125	141
Verizon 6.500% due 09/15/11	100	109
Verizon Global Funding Corp. 6.750% due 12/01/05	600	622
6.875% due 06/15/12	140	158
Verizon Wireless Capital LLC 5.375% due 12/15/06	135	140
Viacom, Inc. 6.400% due 01/30/06	100	104
7.875% due 07/30/30	100	124
Virginia Electric and Power Co. Series A
5.375% due 02/01/07	165	171
Vornado Realty, LP 5.625% due 06/15/07	20	21
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	325	378
Wachovia Corp. 4.950% due 11/01/06	485	499
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	224
7.250% due 06/01/13	300	354
Walt Disney Co. 7.000% due 03/01/32	100	112
Washington Mutual, Inc. 5.625% due 01/15/07	175	182
4.375% due 01/15/08	150	152
Waste Management, Inc. 7.375% due 08/01/10	225	257

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Bank NA 6.450% due 02/01/11	200	222
Weyerhaeuser Co. 6.125% due 03/15/07	220	232
5.950% due 11/01/08	80	85
Wisconsin Energy Corp. 6.500% due 04/01/11	80	88
Wyeth 6.950% due 03/15/11	225	251
Zions BanCorp. 6.000% due 09/15/15	25	26
		63,748
International Debt - 7.1%
Abbey National PLC 7.950% due 10/26/29	180	226
ACE, Ltd. 6.000% due 04/01/07	150	156
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	47
Alcan, Inc. 4.500% due 05/15/13	100	97
Anadarko Finance Co. Series B 6.750% due 05/01/11	300	335
Apache Finance Canada Corp. 7.750% due 12/15/29	45	57
ARMS II (Ê) Series 2004-G3 Class A1A 2.270% due 01/10/35	5,119	5,123
Asian Development Bank 4.875% due 02/05/07	400	413
Banco Santander Chile SA 7.375% due 07/18/12	100	113
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	94
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	250	250
British Telecommunications PLC 7.875% due 12/15/05	225	236
8.875% due 12/15/30	100	130
Burlington Resources Finance Co. 5.600% due 12/01/06	115	119
7.200% due 08/15/31	100	116
Canada Government International Bond 6.750% due 08/28/06	300	318
Canadian National Railway Co. 4.400% due 03/15/13	50	48
6.900% due 07/15/28	40	45
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	155

	Principal Amount ($) or Shares	Market Value $
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	56
ChevronTexaco Capital Co. 3.500% due 09/17/07	65	65
3.375% due 02/15/08	100	99
Chile Government International Bond 6.875% due 04/28/09	100	111
5.500% due 01/15/13	65	67
Coca-Cola HBC Finance BV 5.500% due 09/17/15	25	26
Conoco Funding Co. 5.450% due 10/15/06	250	259
6.350% due 10/15/11	300	333
Corp Andina de Fomento Series EXCH 6.875% due 03/15/12	230	255
Corp Nacional del Cobre de Chile - CODELCO (l) 4.750% due 10/15/14	350	337
Deutsche Telekom International Finance BV 8.500% due 06/15/10	100	119
8.750% due 06/15/30	300	385
Diageo Capital PLC 7.250% due 11/01/09	150	169
Domtar, Inc. 7.875% due 10/15/11	275	314
European Investment Bank 4.625% due 03/01/07	475	488
3.000% due 06/16/08	100	99
Series DTC 5.625% due 01/24/06	300	309
Series GLOB 3.125% due 10/15/07	400	396
Export Development Canada 2.750% due 12/12/05	100	100
Falconbridge, Ltd. 7.350% due 06/05/12	25	28
Finland Government International Bond 5.875% due 02/27/06	220	228
France Telecom SA 7.950% due 03/01/06	275	290
9.250% due 03/01/31	225	297
Grupo Televisa SA 8.000% due 09/13/11	200	230
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	100
HSBC Holdings PLC 7.500% due 07/15/09	325	370
Hutchison Whampoa International 03/33, Ltd. (l) 6.250% due 01/24/14	175	182

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hydro Quebec Series GH 8.250% due 04/15/26	150	202
Series HH 8.500% due 12/01/29	150	211
Inco, Ltd. 7.200% due 09/15/32	15	17
Instituto de Credito Oficial 4.625% due 11/29/06	100	104
Inter-American Development Bank 5.375% due 01/18/06	150	154
4.375% due 09/20/12	175	176
International Bank for Reconstruction & Development 7.625% due 01/19/23	100	129
8.875% due 03/01/26	300	432
International Finance Corp. 4.750% due 04/30/07	225	232
Israel Government International Bond 4.625% due 06/15/13	360	342
Italy Government International Bond 3.625% due 09/14/07	25	25
5.625% due 06/15/12	355	380
6.875% due 09/27/23	750	876
Korea Development Bank 5.250% due 11/16/06	150	155
Kowloon Canton Railway Corp. 8.000% due 03/15/10	230	269
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	140	139
Malaysia Government International Bond 7.500% due 07/15/11	125	144
Mexico Government International Bond 9.875% due 02/01/10	745	911
8.375% due 01/14/11	410	478
5.875% due 01/15/14	200	202
8.300% due 08/15/31	150	170
6.750% due 09/27/34	250	238
MTR Corp. 7.500% due 02/04/09	80	90
National Westminster Bank PLC 7.375% due 10/01/09	20	23
Nordic Investment Bank 2.750% due 01/11/06	150	150
Norsk Hydro ASA 7.250% due 09/23/27	50	59
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	193
Petro-Canada 4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	91

	Principal Amount ($) or Shares	Market Value $
Poland Government International Bond 6.250% due 07/03/12	85	93
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	43
Province of British Columbia 4.625% due 10/03/06	50	51
Province of Manitoba Canada 4.250% due 11/20/06	100	102
Province of Quebec 5.750% due 02/15/09	250	267
Quebecor World Capital Corp. 6.125% due 11/15/13	100	103
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 10/01/14	100	99
Royal KPN NV 8.000% due 10/01/10	250	293
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	200	233
SMBC International Finance NV 8.500% due 06/15/09	70	82
South Africa Government International Bond 7.375% due 04/25/12	350	399
Telecom Italia Capital SA (l) 4.000% due 01/15/10	250	243
4.950% due 09/30/14	350	338
Telefonica Europe BV 7.750% due 09/15/10	225	262
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	94
Transocean, Inc. 7.500% due 04/15/31	100	118
TuranAlem Finance BV (l) 7.875% due 06/02/10	240	243
Tyco International Group SA 6.875% due 01/15/29	400	449
Vodafone Group PLC 5.000% due 12/16/13	100	100
		24,182
Mortgage-Backed Securities - 51.1%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	254
Series 2004-5 Class AJ 4.992% due 11/10/41	2,000	2,010

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30		823	847
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30		2,500	2,633
Series 1999-C1 Class A2 7.030% due 06/15/31		3,000	3,335
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class A1A 5.880% due 11/12/31		768	794
Fannie Mae 30 Year TBA (Ï) 6.000%		32,200	33,225
6.000	% due 2009	19	19
6.000	% due 2011	21	22
5.500	% due 2014	28	29
6.500	% due 2014	938	996
7.500	% due 2015	110	117
6.000	% due 2016	177	186
6.500	% due 2016	1,061	1,126
5.500	% due 2017	1,002	1,035
4.500	% due 2018	4,715	4,696
5.500	% due 2018	834	861
4.000	% due 2019	1,472	1,432
4.500	% due 2019	3,410	3,391
5.000	% due 2019	5,769	5,855
5.500	% due 2019	886	915
8.000	% due 2023	1	1
5.000	% due 2024	2,361	2,364
5.500	% due 2024	2,313	2,358
9.000	% due 2025	834	932
9.000	% due 2026	7	8
7.500	% due 2027	343	369
6.000	% due 2028	28	30
6.000	% due 2029	12	12
7.000	% due 2029	5	6
6.000	% due 2030	19	20
7.500	% due 2030	7	8
8.000	% due 2031	321	348
8.500	% due 2031	167	182
6.500	% due 2032	1,436	1,509
4.500	% due 2033	6,150	5,924
5.500	% due 2033	4,497	4,557
6.000	% due 2033	1,311	1,355
5.500	% due 2034	9,635	9,709
Freddie Mac 30 Year TBA (Ï) 6.000%		10,400	10,724
7.000	% due 2009	196	207
9.000	% due 2010	37	39
6.000	% due 2011	6	6

		Principal Amount ($) or Shares	Market Value $
8.000	% due 2011	7	7
7.000	% due 2012	206	219
7.000	% due 2013	1,934	2,051
6.000	% due 2016	229	240
7.000	% due 2016	358	379
6.000	% due 2017	3,676	3,854
5.000	% due 2019	6,518	6,607
8.500	% due 2025	3	3
7.000	% due 2028	931	989
7.500	% due 2028	543	584
6.500	% due 2029	393	412
7.000	% due 2030	16	16
7.000	% due 2031	330	350
6.500	% due 2032	1,225	1,286
6.500	% due 2033	2,306	2,419
7.000	% due 2033	718	761
5.000	% due 2034	8,444	8,349
5.500	% due 2034	8,424	8,533
6.500	% due 2034	1,893	1,986
Ginnie Mae I 30 Year TBA (Ï) 5.000%		2,700	2,683
5.500%		1,500	1,524
8.000	% due 2008	15	16
8.000	% due 2012	249	262
10.000	% due 2013	5	6
10.000	% due 2014	1	1
7.500	% due 2022	2	2
7.000	% due 2023	248	265
7.500	% due 2023	2	2
6.500	% due 2024	7	7
7.500	% due 2024	83	90
8.500	% due 2025	19	21
7.500	% due 2027	32	35
6.500	% due 2028	70	74
7.000	% due 2028	50	53
7.500	% due 2028	89	94
8.500	% due 2028	61	67
7.500	% due 2029	48	51
8.000	% due 2029	60	65
8.500	% due 2029	5	5
7.500	% due 2030	86	92
8.000	% due 2030	184	200
8.500	% due 2030	83	91
7.000	% due 2031	405	432
6.000	% due 2032	78	80
6.500	% due 2032	439	463
7.000	% due 2032	1,105	1,176
7.500	% due 2032	49	53
6.500	% due 2033	875	922
6.000	% due 2034	1,262	1,308

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
GMAC Commercial Mortgage Securities, Inc. Series 1998-C1 Class A1 6.411% due 05/15/30	210	211
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	1,000	1,000
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class A2 5.161% due 10/12/37	3,000	3,101
Series 2004-C1 Class A2 4.302% due 01/15/38	1,500	1,478
Series 2004-CBX Class A3 4.184% due 11/12/39	2,000	1,995
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1
2.271% due 04/16/19	3,987	3,987
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 01/15/10	2,960	3,433
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	750	770
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	385	417
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,481
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,972
		173,476
United States Government Agencies - 4.5%
Fannie Mae 7.250% due 01/15/10	1,000	1,146
6.125% due 03/15/12	4,000	4,412
Zero coupon due 10/09/19	2,800	1,205
Fannie Mae (Ê) 2.610% due 02/24/06	3,500	3,500
Freddie Mac 5.750% due 04/15/08	3,000	3,204
6.750% due 03/15/31	650	765
6.250% due 07/15/32	1,000	1,111
		15,343
United States Government Treasuries - 24.8%
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	1,798	1,916
3.625% due 01/15/08	1,763	1,931

	Principal Amount ($) or Shares	Market Value $
3.875% due 01/15/09	1,737	1,956
0.875% due 04/15/10	9,028	8,949
2.000% due 07/15/14	6,152	6,296
2.375% due 01/15/25	1,007	1,043
United States Treasury Notes 2.250% due 04/30/06	200	198
2.500% due 05/31/06	183	182
2.625% due 11/15/06	4,000	3,971
2.875% due 11/30/06	6,133	6,116
2.250% due 02/15/07	6,560	6,446
2.750% due 08/15/07	2,000	1,976
3.000% due 02/15/08	4,075	4,035
3.250% due 08/15/08	1,000	993
3.375% due 09/15/09	1,000	986
3.375% due 10/15/09	500	493
3.500% due 11/15/09	8,860	8,780
4.250% due 08/15/14	500	495
4.250% due 11/15/14	6,390	6,335
7.250% due 05/15/16	700	866
8.125% due 08/15/19	1,995	2,683
8.750% due 05/15/20	1,700	2,415
8.125% due 05/15/21	3,545	4,819
8.125% due 08/15/21	2,170	2,953
6.250% due 08/15/23	3,015	3,459
6.250% due 05/15/30	750	874
5.375% due 02/15/31	2,780	2,926
		84,092
Total Long-Term Investments (cost $401,205)		406,542
Options Purchased - 0.1% (Number of Contracts)
	Notional Amount $
Eurodollar Futures Dec 2004 98.13 Call (55)	13,492	-
Dec 2004 97.63 Put (55)	13,423	15
United States Treasury Notes 10 Year Futures
Feb 2005 114.00 Call (68)	7,752	16
Dec 2004 111.00 Put (54)	5,994	43
Feb 2005 113.00 Put (68)	7,684	182
Total Options Purchased (cost $240)		256

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 13.3%
Alpine Securitization Corp. (ç)(ÿ) 2.090% due 12/22/04	10,500	10,487
Barton Capital Corp. Discount Note (ç)(ÿ) 2.030% due 12/06/04	13,000	12,996
Delaware Funding Group (ç)(ÿ) 2.090% due 12/22/04	14,000	13,983
Federated Investors Prime Cash Obligation Fund (§)	41,443	41
Freddie Mac 9.000% due 08/01/05	6	6
GIRO Balanced Funding (ç)(ÿ) 2.160% due 12/27/04	7,400	7,388
United States Treasury Bill (ç)(ÿ)(§) 1.812% due 12/23/04	300	300
Total Short-Term Investments (cost $45,201)		45,201
Total Investments - 133.2% (identified cost $446,646)		451,999
Other Assets and Liabilities Net - (33.2%)		(112,725)
Net Assets - 100.0%		339,274

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Notes expiration date 12/04 (140)	29,437	(90)
Short Positions
5 Year Interest Rate Swap Futures expiration date 12/04 (143)	15,500	225
United States Treasury 2 Year Notes expiration date 12/04 (75)	8,229	130
United States Treasury 10 Year Notes expiration date 12/04 (21)	2,341	18
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		283
Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 10 Year Futures Dec 2004 110.00 Put (54)	5,940	(24)
Total Liability for Options Written (premiums received $19)		(24)

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund

SSgA
Intermediate Bond Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 120.2%
Asset-Backed Securities - 14.4%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 2.381% due 04/25/34	1,000	1,000
Series 2004-R6 Class A2 2.320% due 07/25/34	1,123	1,123
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 2.130% due 10/15/09	1,000	1,000
Centex Home Equity (Ê) Series 2004-B Class AV1 2.381% due 03/25/34	752	752
Citibank Credit Card Issuance Trust Series 2002-A1 Class A1 4.950% due 02/09/09	500	516
Citibank Credit Card Master Trust I Series 1999-5 Class A 6.100% due 05/15/08	500	521
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 2.451% due 04/25/32	1,763	1,767
Series 2004-BC1 Class A1 2.411% due 04/25/34	1,970	1,970
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 2.431% due 09/25/33	648	648
Daimler Chrysler Auto Trust Series 2002-A Class A4 4.490% due 10/06/08	500	505
Discover Card Master Trust I Series 2001-6 Class A 5.750% due 12/15/08	250	260
Ford Credit Auto Owner Trust Series 2002-C Class A4 3.790% due 09/15/06	500	503
GSAMP Trust (Ê) Series 2004-NC1 Class M1 2.731% due 03/25/34	788	788
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	270	274
MBNA Master Credit Card Trust USA (Ê) Series 2000-I Class A 6.900% due 01/15/08	500	514
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 2.651% due 06/25/33	1,000	1,004
Series 2003-4 Class A2 2.501% due 07/25/33	1,768	1,771

	Principal Amount ($) or Shares	Market Value $
Residential Asset Securities Corp. Series 2002-KS4 Class AI3 4.590% due 10/25/26	18	18
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 2.391% due 04/25/34	750	745
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 2.491% due 06/25/33	1,575	1,578
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 2.431% due 02/25/34	471	471
Structured Asset Investment Loan Trust (Ê) Series 2004-2 Class 3A1 2.291% due 03/25/34	418	418
Series 2004-4 Class M5 3.631% due 04/25/34	65	65
Series 2004-8 Class A12 2.331% due 09/25/34	911	911
		19,122
Corporate Bonds and Notes - 30.9%
ABN Amro Bank NV 7.550% due 06/28/06	100	107
Aetna, Inc. 7.375% due 03/01/06	38	40
Aflac, Inc. 6.500% due 04/15/09	17	18
Albertson's, Inc. 7.500% due 02/15/11	150	173
Alcoa, Inc. 7.375% due 08/01/10	80	92
Alliance Capital Management, LP 5.625% due 08/15/06	100	104
Alliant Energy Resources, Inc. 7.000% due 12/01/11	50	56
Allstate Corp. (The) 7.200% due 12/01/09	90	102
6.125% due 02/15/12	72	78
Amerada Hess Corp. 6.650% due 08/15/11	150	164
American Express Co. 5.500% due 09/12/06	90	93
3.750% due 11/20/07	40	40
4.875% due 07/15/13	30	30
American General Finance Corp. 3.875% due 10/01/09	120	117
Series MTNF 5.875% due 07/14/06	50	52
Series MTNH 5.375% due 10/01/12	190	195

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Amgen, Inc. (l) 4.000% due 11/18/09	80	79
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	103
Apache Corp. 6.250% due 04/15/12	20	22
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
Archstone-Smith Operating Trust 5.000% due 08/15/07	10	10
3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	55
AT&T Wireless Services, Inc. 7.875% due 03/01/11	200	234
8.125% due 05/01/12	100	120
Autozone, Inc. 5.875% due 10/15/12	20	20
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	91
Bank of America Corp. 7.125% due 09/15/06	215	229
4.750% due 10/15/06	141	145
5.250% due 02/01/07	15	16
7.400% due 01/15/11	250	289
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	33
Series MTNE 3.900% due 09/01/07	25	25
Bank One Corp. 6.500% due 02/01/06	200	207
4.125% due 09/01/07	300	304
5.900% due 11/15/11	85	90
BankAmerica Corp. 7.200% due 04/15/06	195	205
Bayerische Landesbank 2.500% due 03/30/06	125	124
BB&T Corp. 6.500% due 08/01/11	15	17
4.750% due 10/01/12	60	60
Bear Stearns Cos., Inc. (The) 3.000% due 03/30/06	65	65
7.000% due 03/01/07	25	27
4.000% due 01/31/08	100	101
BellSouth Corp. 5.000% due 10/15/06	175	180
Belo Corp. 7.125% due 06/01/07	30	32
Black & Decker Corp. 7.125% due 06/01/11	30	34
Boeing Capital Corp. 6.500% due 02/15/12	250	278

	Principal Amount ($) or Shares	Market Value $
Boston Properties, Inc. 6.250% due 01/15/13	30	32
Bristol-Myers Squibb Co. 4.750% due 10/01/06	190	195
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	150	150
Campbell Soup Co. 5.875% due 10/01/08	25	27
6.750% due 02/15/11	60	67
Capital One Bank Series BKNT 4.875% due 05/15/08	50	51
Cardinal Health, Inc. 6.750% due 02/15/11	40	44
Caterpillar Financial Services Corp. 5.950% due 05/01/06	250	259
Cendant Corp. 6.250% due 03/15/10	100	107
7.375% due 01/15/13	20	23
Centex Corp. 5.125% due 10/01/13	100	98
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	29
Charter One Bank FSB 6.375% due 05/15/12	25	27
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	120	133
Chubb Corp. 6.000% due 11/15/11	225	240
Cigna Corp. 7.400% due 05/15/07	33	36
Cincinnati Gas & Electric 5.700% due 09/15/12	20	21
Cingular Wireless LLC 5.625% due 12/15/06	25	26
CIT Group, Inc. 6.500% due 02/07/06	150	156
7.375% due 04/02/07	25	27
5.750% due 09/25/07	100	105
7.750% due 04/02/12	125	147
Citigroup, Inc. 5.500% due 08/09/06	1,000	1,037
5.625% due 08/27/12	250	265
Clear Channel Communications, Inc.
6.000% due 11/01/06	60	62
7.650% due 09/15/10	100	113
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	250	256
Coca-Cola Co. (The) 5.750% due 03/15/11	35	38

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Coca-Cola Enterprises, Inc. 5.250% due 05/15/07	100	104
4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	44
Comcast Cable Communications 6.375% due 01/30/06	100	104
6.200% due 11/15/08	100	108
6.750% due 01/30/11	34	38
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	250	303
Computer Sciences Corp. 6.750% due 06/15/06	60	63
ConAgra Foods, Inc. 6.750% due 09/15/11	200	224
Consolidated Edison Co. of New York 4.875% due 02/01/13	75	75
Series 97-B 6.450% due 12/01/07	75	81
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	125	136
Constellation Energy Group, Inc. 6.350% due 04/01/07	14	15
6.125% due 09/01/09	80	86
Continental Cablevision 8.300% due 05/15/06	100	107
Cooper Industries, Inc. 5.500% due 11/01/09	20	21
Cooper Tire & Rubber Co. 7.750% due 12/15/09	15	17
Coors Brewing Co. 6.375% due 05/15/12	35	38
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	121	125
Series MTNK 5.500% due 02/01/07	175	181
5.625% due 05/15/07	30	31
COX Communications, Inc. 7.750% due 11/01/10	100	113
7.125% due 10/01/12	50	55
Credit Suisse First Boston USA, Inc. 5.875% due 08/01/06	200	208
6.125% due 11/15/11	200	217
CSX Corp. 6.750% due 03/15/11	100	111
6.300% due 03/15/12	100	108
DaimlerChrysler NA Holding Corp. 6.400% due 05/15/06	445	464
7.750% due 01/18/11	14	16
Series MTNA 7.375% due 09/15/06	84	89

	Principal Amount ($) or Shares	Market Value $
Delphi Corp. 6.550% due 06/15/06	35	36
6.500% due 05/01/09	39	41
Deluxe Corp. 5.000% due 12/15/12	25	24
Deutsche Bank Financial, Inc. 6.700% due 12/13/06	50	53
7.500% due 04/25/09	45	51
Devon Financing Corp. ULC 6.875% due 09/30/11	100	113
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	32
Series B 6.250% due 06/30/12	70	76
Dow Chemical Co. (The) 5.750% due 12/15/08	100	106
5.750% due 11/15/09	50	53
DTE Energy Co. 6.450% due 06/01/06	75	78
Series A 6.650% due 04/15/09	35	38
Duke Capital LLC 5.500% due 03/01/14	250	252
Duke Energy Corp. 6.250% due 01/15/12	75	81
Duke Energy Field Services LLC 5.750% due 11/15/06	125	130
6.875% due 02/01/11	40	45
Eastman Kodak Co. Series MTNA 3.625% due 05/15/08	30	29
EI Du Pont de Nemours & Co. 3.375% due 11/15/07	40	40
6.875% due 10/15/09	115	129
Eli Lilly & Co. 6.000% due 03/15/12	100	109
Energy East Corp. 6.750% due 06/15/12	55	61
Enterprise Products Operating, LP (l) 5.600% due 10/15/14	200	199
EOP Operating, LP 8.375% due 03/15/06	55	58
7.750% due 11/15/07	150	166
4.650% due 10/01/10	200	199
7.000% due 07/15/11	40	45
ERP Operating, LP 6.625% due 03/15/12	40	44
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	56

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Exelon Generation Co. LLC 6.950% due 06/15/11	95	106
FedEx Corp. 7.250% due 02/15/11	25	28
First Data Corp. 4.700% due 11/01/06	85	87
Firstar Bank NA 7.125% due 12/01/09	200	227
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	238
FleetBoston Financial Corp. 4.875% due 12/01/06	15	15
Florida Power & Light Co. 6.875% due 12/01/05	60	62
Ford Motor Credit Co. 6.875% due 02/01/06	250	258
6.500% due 01/25/07	550	572
7.375% due 02/01/11	900	962
FPL Group Capital, Inc. 7.625% due 09/15/06	55	59
6.125% due 05/15/07	16	17
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 6.375% due 04/01/12	45	50
General Dynamics Corp. 2.125% due 05/15/06	45	44
4.250% due 05/15/13	40	39
General Electric Capital Corp. Series MTNA 2.850% due 01/30/06	200	200
6.500% due 12/10/07	250	269
4.625% due 09/15/09	25	26
5.875% due 02/15/12	700	747
6.000% due 06/15/12	450	487
General Mills, Inc. 6.000% due 02/15/12	150	161
General Motors Acceptance Corp. 6.750% due 01/15/06	635	654
6.125% due 09/15/06	75	77
6.125% due 08/28/07	250	258
5.850% due 01/14/09	70	71
7.750% due 01/19/10	60	64
General Motors Corp. 7.200% due 01/15/11	10	10
Gillette Co. (The) 2.875% due 03/15/08	50	49
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	55
5.250% due 04/01/13	100	101

	Principal Amount ($) or Shares	Market Value $
Goldman Sachs Group, LP 5.000% due 10/01/14	800	787
Goodrich Corp. 7.625% due 12/15/12	30	35
Harrah's Operating Co., Inc. 7.125% due 06/01/07	5	5
7.500% due 01/15/09	50	55
Hartford Financial Services Group, Inc. 2.375% due 06/01/06	30	29
4.700% due 09/01/07	35	36
Hewlett-Packard Co. 3.625% due 03/15/08	100	99
Hilton Hotels Corp. 7.625% due 12/01/12	350	405
Historic TW, Inc. 8.110% due 08/15/06	100	108
HJ Heinz Finance Co. 6.625% due 07/15/11	70	78
Home Depot, Inc. 5.375% due 04/01/06	40	41
Home Depot, Inc. (l) 3.750% due 09/15/09	50	49
Honeywell International, Inc. 5.125% due 11/01/06	55	57
Honeywell, Inc. 7.000% due 03/15/07	21	23
Hospira, Inc. 5.900% due 06/15/14	130	134
Household Finance Corp. 6.500% due 01/24/06	240	249
5.750% due 01/30/07	50	52
6.875% due 03/01/07	100	107
6.400% due 06/17/08	75	81
8.000% due 07/15/10	150	176
6.375% due 08/01/10	85	92
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	345
Hughes Supply, Inc. (l) 5.500% due 10/15/14	250	245
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	40	42
International Business Machines Corp. 4.875% due 10/01/06	200	206
International Lease Finance Corp. 5.750% due 10/15/06	165	172
6.375% due 03/15/09	50	54
International Paper Co. 4.250% due 01/15/09	150	149
6.750% due 09/01/11	130	145

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	57
5.100% due 01/15/13	150	152
Johnson & Johnson 3.800% due 05/15/13	30	28
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	81
JPMorgan Chase & Co. 5.250% due 05/30/07	50	52
7.875% due 06/15/10	150	175
6.750% due 02/01/11	175	195
Kellogg Co. Series B 6.000% due 04/01/06	150	155
Kerr-McGee Corp. 6.875% due 09/15/11	75	84
Key Bank National Association Series BKNT 7.000% due 02/01/11	100	112
KeySpan Corp. 6.150% due 06/01/06	200	208
KFW International Finance Series DTC 4.750% due 01/24/07	650	671
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	113
Kinder Morgan, Inc. 6.500% due 09/01/12	80	87
Kohl's Corp. 6.300% due 03/01/11	10	11
Kraft Foods, Inc. 4.625% due 11/01/06	110	112
5.250% due 06/01/07	100	104
5.625% due 11/01/11	10	11
Kroger Co. (The) 6.800% due 04/01/11	250	279
Lehman Brothers Holdings, Inc. 6.250% due 05/15/06	450	468
4.000% due 01/22/08	100	101
Lennar Corp. 7.625% due 03/01/09	55	62
Liberty Media Corp. 5.700% due 05/15/13	150	150
Lincoln National Corp. 5.250% due 06/15/07	35	36
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	200	211
Lockheed Martin Corp. 8.200% due 12/01/09	125	147

	Principal Amount ($) or Shares	Market Value $
Lowe's Cos., Inc. 8.250% due 06/01/10	30	36
Lubrizol Corp. 5.500% due 10/01/14	250	247
Mack-Cali Realty, LP 7.250% due 03/15/09	50	55
Magellan Midstream Partners 5.650% due 10/15/16	150	150
Marathon Oil Corp. 5.375% due 06/01/07	75	78
Marshall & Ilsley Bank 5.250% due 09/04/12	45	47
Masco Corp. 5.875% due 07/15/12	95	101
MBNA America Bank NA 7.125% due 11/15/12	40	45
MBNA Corp. 6.250% due 01/17/07	150	158
McDonald's Corp. Series MTNG 5.375% due 04/30/07	100	104
MeadWestvaco Corp. 6.850% due 04/01/12	100	112
Merck & Co., Inc. 4.375% due 02/15/13	75	72
Merrill Lynch & Co., Inc. 7.375% due 05/15/06	125	133
Series MTNB 4.000% due 11/15/07	400	402
Metlife, Inc. 5.375% due 12/15/12	75	77
Monsanto Co. 4.000% due 05/15/08	30	30
7.375% due 08/15/12	10	12
Mony Group, Inc. 7.450% due 12/15/05	25	26
Morgan Stanley 6.100% due 04/15/06	300	312
5.800% due 04/01/07	400	420
5.300% due 03/01/13	250	255
Motorola, Inc. 8.000% due 11/01/11	100	119
National City Bank 4.625% due 05/01/13	135	132
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	212
Nationwide Financial Services 5.900% due 07/01/12	41	43

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
New Plan Excel Realty Trust 5.875% due 06/15/07	15	16
News America Holdings 9.250% due 02/01/13	10	13
News America, Inc. 6.625% due 01/09/08	250	270
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	84
Nisource Finance Corp. 7.875% due 11/15/10	36	42
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	103
Pacific Bell 6.875% due 08/15/06	52	55
Pacificorp 6.900% due 11/15/11	40	45
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	112
8.000% due 11/15/11	220	251
Pepco Holdings, Inc. 6.450% due 08/15/12	25	27
Pfizer, Inc. 5.625% due 02/01/06	25	26
3.300% due 03/02/09	75	73
PHH Corp. 7.125% due 03/01/13	50	56
Pioneer Natural Resources Co. 5.875% due 07/15/16	250	259
Pitney Bowes, Inc. 4.625% due 10/01/12	45	45
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	32
Praxair, Inc. 6.375% due 04/01/12	50	55
Procter & Gamble Co. 4.750% due 06/15/07	150	154
Progress Energy, Inc. 6.750% due 03/01/06	100	104
5.850% due 10/30/08	100	105
Prologis 5.500% due 03/01/13	50	51
PSEG Power LLC 6.875% due 04/15/06	150	157
PSI Energy, Inc. 7.850% due 10/15/07	60	66
Public Service Co. of Colorado 7.875% due 10/01/12	90	108

	Principal Amount ($) or Shares	Market Value $
Pulte Homes, Inc. 7.875% due 08/01/11	40	46
Quest Diagnostics 6.750% due 07/12/06	20	21
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	350	354
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	67
Republic Services, Inc. 7.125% due 05/15/09	40	45
Sara Lee Corp. 6.250% due 09/15/11	60	66
SBC Communications, Inc. 5.750% due 05/02/06	60	62
Sempra Energy 7.950% due 03/01/10	80	92
Simon Property Group, LP 6.375% due 11/15/07	120	128
7.125% due 02/09/09	20	22
SLM Corp. 5.125% due 08/27/12	50	51
Series MTNA 5.625% due 04/10/07	55	57
5.000% due 10/01/13	100	100
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	100	105
Sprint Capital Corp. 7.125% due 01/30/06	210	219
6.375% due 05/01/09	90	97
7.625% due 01/30/11	59	68
8.375% due 03/15/12	250	302
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	50	52
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	110
Tampa Electric Co. 6.375% due 08/15/12	90	98
Target Corp. 7.500% due 08/15/10	150	174
5.875% due 03/01/12	100	108
Textron Financial Corp. 5.875% due 06/01/07	40	42
6.000% due 11/20/09	50	54
Time Warner, Inc. 6.875% due 05/01/12	200	225
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	106
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TXU Electric Delivery Co. 6.375% due 05/01/12	25	27
Tyson Foods, Inc. 8.250% due 10/01/11	150	177
UFJ Bank, Ltd. 7.400% due 06/15/11	120	137
Unilever Capital Corp. 7.125% due 11/01/10	75	86
Union Oil Co. of California 5.050% due 10/01/12	50	50
Union Pacific Corp. 5.750% due 10/15/07	200	210
Union Planters Bank NA 5.125% due 06/15/07	50	52
United Technologies Corp. 6.100% due 05/15/12	90	98
US Bancorp Series MTNN 5.100% due 07/15/07	20	21
UST, Inc. 6.625% due 07/15/12	50	56
USX Corp. 6.850% due 03/01/08	20	22
Valero Energy Corp. 6.875% due 04/15/12	100	113
Verizon 6.500% due 09/15/11	50	55
Verizon Global Funding Corp. 6.750% due 12/01/05	410	425
6.875% due 06/15/12	65	73
7.375% due 09/01/12	50	58
Series* 6.125% due 06/15/07	100	106
Verizon Wireless Capital LLC 5.375% due 12/15/06	100	104
Viacom, Inc. 6.400% due 01/30/06	100	104
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	49
Vornado Realty, LP 5.625% due 06/15/07	20	21
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	203
Wachovia Corp. 4.950% due 11/01/06	200	206
6.400% due 04/01/08	20	22
5.625% due 12/15/08	35	37
Wal-Mart Stores, Inc. 5.450% due 08/01/06	86	89
6.875% due 08/10/09	300	336

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Bank FA 5.125% due 01/15/15	100	98
Washington Mutual, Inc. 5.625% due 01/15/07	150	156
8.250% due 04/01/10	30	35
Waste Management, Inc. 7.375% due 08/01/10	125	143
WellPoint Health Networks 6.375% due 01/15/12	30	33
Wells Fargo Bank NA 6.450% due 02/01/11	285	316
Weyerhaeuser Co. 6.125% due 03/15/07	99	104
6.750% due 03/15/12	50	56
Wisconsin Energy Corp. 6.500% due 04/01/11	59	65
Wyeth 6.950% due 03/15/11	150	167
		40,894
International Debt - 10.1%
ACE, Ltd. 6.000% due 04/01/07	100	104
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	49
Amvescap PLC 5.900% due 01/15/07	42	44
Anadarko Finance Co. Series B 6.750% due 05/01/11	150	167
ARMS II (Ê) Series 2004-G3 Class A1A 2.270% due 01/10/35	2,048	2,049
Asian Development Bank 4.875% due 02/05/07	250	258
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	106
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	32
British Telecommunications PLC 7.875% due 12/15/05	250	262
Burlington Resources Finance Co. 5.600% due 12/01/06	75	78
Canada Government International Bond 6.750% due 08/28/06	175	186
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	57

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	100
Chile Government International Bond 5.625% due 07/23/07	50	52
6.875% due 04/28/09	100	111
Conoco Funding Co. 5.450% due 10/15/06	190	197
Corp Andina de Fomento Series EXCH 6.875% due 03/15/12	225	249
Corp Nacional del Cobre de Chile - CODELCO (l) 4.750% due 10/15/14	250	241
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	75
8.500% due 06/15/10	10	12
5.250% due 07/22/13	250	254
Diageo Capital PLC 3.500% due 11/19/07	15	15
3.375% due 03/20/08	30	30
7.250% due 11/01/09	100	113
European Investment Bank 4.625% due 03/01/07	650	668
3.000% due 06/16/08	100	99
Series DTC 5.625% due 01/24/06	150	155
Series GLOB 3.125% due 10/15/07	250	248
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
Finland Government International Bond 5.875% due 02/27/06	15	16
4.750% due 03/06/07	115	119
France Telecom SA 7.950% due 03/01/06	200	211
Grupo Televisa SA 8.000% due 09/13/11	100	115
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	100
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	22
HSBC Holdings PLC 7.500% due 07/15/09	150	171
Hutchison Whampoa International 03/33, Ltd. (l) 6.250% due 01/24/14	125	130
Hydro Quebec Series IF 8.000% due 02/01/13	85	104

	Principal Amount ($) or Shares	Market Value $
Instituto de Credito Oficial 4.625% due 11/29/06	95	98
Inter-American Development Bank 6.625% due 03/07/07	125	134
4.375% due 09/20/12	20	20
International Bank for Reconstruction & Development 4.375% due 09/28/06	400	409
International Finance Corp. 4.750% due 04/30/07	100	103
Israel Government International Bond 4.625% due 06/15/13	240	228
Italy Government International Bond 4.375% due 10/25/06	400	407
5.625% due 06/15/12	525	562
Korea Development Bank 5.250% due 11/16/06	150	155
4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	105
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	150	149
Malaysia Government International Bond 7.500% due 07/15/11	110	127
Mexico Government International Bond 9.875% due 01/15/07	100	113
4.625% due 10/08/08	50	50
9.875% due 02/01/10	190	232
8.375% due 01/14/11	205	239
7.500% due 01/14/12	50	56
5.875% due 01/15/14	250	252
MTR Corp. 7.500% due 02/04/09	60	68
National Australia Bank, Ltd. 6.600% due 12/10/07	36	39
National Westminster Bank PLC 7.375% due 10/01/09	80	91
Nordic Investment Bank 2.750% due 01/11/06	100	100
Oesterreichische Kontrollbank AG 5.125% due 03/20/07	125	130
2.375% due 06/16/08	50	48
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	75
Poland Government International Bond 6.250% due 07/03/12	50	55
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of British Columbia 4.625% due 10/03/06	60	61

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Province of Manitoba Canada 4.250% due 11/20/06	65	66
Province of New Brunswick 3.500% due 10/23/07	50	50
Province of Ontario 2.625% due 12/15/05	100	100
6.000% due 02/21/06	200	207
Province of Quebec 7.000% due 01/30/07	100	107
5.750% due 02/15/09	100	107
Quebecor World Capital Corp. 6.125% due 11/15/13	50	52
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	29
Royal KPN NV 8.000% due 10/01/10	100	117
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	110	128
SMBC International Finance NV 8.500% due 06/15/09	60	70
South Africa Government International Bond 7.375% due 04/25/12	115	131
Stora Enso OYJ 7.375% due 05/15/11	5	6
Telecom Italia Capital SA (l) 4.000% due 01/15/10	100	97
4.950% due 09/30/14	200	193
Telefonica Europe BV 7.750% due 09/15/10	150	175
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
TuranAlem Finance BV (l) 7.875% due 06/02/10	160	162
Tyco International Group SA 6.000% due 11/15/13	250	269
XL Capital Europe PLC 6.500% due 01/15/12	26	28
		13,451
Mortgage-Backed Securities - 15.1%
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class A2 6.480% due 02/15/35	330	365
Series 2002-TOP6 Class A2 6.460% due 10/15/36	315	349
Series 2004-T14 Class A4 5.200% due 01/12/41	750	767

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Commercial Mortgage Securities Interest Only (l) Series 2002-TOP6 Class X2 0.877% due 10/15/36	5,666	114
COMM Series 1999-1 Class A1 6.145% due 05/15/32	231	238
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	712	791
CS First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3 6.380% due 12/16/35	500	548
Fannie Mae 30 Year TBA (Ï) 6.000%	10,000	10,318
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	345
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	552
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A1 6.500% due 05/15/31	419	436
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class A3 6.260% due 03/15/33	300	329
Series 2004-C1 Class A2 4.302% due 01/15/38	500	493
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	721
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1 2.271% due 04/16/19	1,994	1,993
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	728
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	22
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	500	494
Series 2004-C11 Class A2 4.260% due 01/15/41	400	401
		20,004

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 11.7%
Fannie Mae 4.375% due 10/15/06	900	919
4.250% due 07/15/07	1,750	1,787
2.500% due 06/15/08	1,500	1,442
3.250% due 08/15/08	1,500	1,476
7.250% due 01/15/10	2,000	2,292
6.000% due 05/15/11	1,490	1,630
4.375% due 03/15/13	1,000	986
Fannie Mae (Ê) 2.610% due 02/24/06	1,500	1,500
Freddie Mac 3.500% due 09/15/07	1,500	1,504
2.750% due 03/15/08	1,000	976
3.625% due 09/15/08	1,000	998
		15,510
United States Government Treasuries - 38.0%
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	959	1,022
3.625% due 01/15/08	3,526	3,861
0.875% due 04/15/10	5,017	4,972
2.000% due 07/15/14	3,730	3,817
United States Treasury Notes 1.875% due 01/31/06	152	151
2.250% due 04/30/06	210	208
2.750% due 06/30/06	1,649	1,645
2.500% due 10/31/06	2,000	1,982
2.875% due 11/30/06	2,025	2,019
3.125% due 05/15/07	1,000	1,000
2.750% due 08/15/07	6,380	6,303
3.000% due 11/15/07	3,800	3,772
3.250% due 08/15/08	1,000	993
4.750% due 11/15/08	1,000	1,046
3.375% due 10/15/09	500	493
3.500% due 11/15/09	11,650	11,543
4.750% due 05/15/14	700	722
4.250% due 08/15/14	500	495
4.250% due 11/15/14	4,270	4,232
		50,276
Total Long-Term Investments (cost $157,732)		159,257

	Notional Amount $	Market Value $
Options Purchased - 0.1%
(Number of Contracts)
Eurodollar Futures Dec 2004 98.13 Call (20)	4,906	-
Dec 2004 97.63 Put (20)	4,881	6
United States Treasury Notes 10 year Futures Feb 2005 114.00 Call (27)	3,078	6
Dec 2004 111.00 Put (21)	2,331	17
Feb 2005 113.00 Put (27)	3,051	72
Total Options Purchased (cost $95)		101
	Principal Amount ($) or Shares
Short-Term Investments - 17.0%
Alpine Securitization Corp. (ç)(ÿ) 2.090% due 12/22/04	4,000	3,995
Barton Capital Corp. Discount Note (ç)(ÿ) 2.030% due 12/06/04	5,000	4,999
Delaware Funding Group (ç)(ÿ) 2.090% due 12/22/04	3,000	2,996
Federated Investors Prime Cash Obligation Fund (§)	592,632	593
Freddie Mac 1.520% due 07/22/05	1,500	1,490
GIRO Balanced Funding (ç)(ÿ) 2.160% due 12/27/04	5,200	5,192
Jupiter Securitization Corp. Commercial Paper (ç)(ÿ) 2.140% due 12/23/04	1,700	1,698
Lake Con Funding (ç)(ÿ) 2.030% due 12/08/04	1,500	1,499
United States Treasury Bill (ç)(ÿ)(§) 1.812% due 12/23/04	100	100
Total Short-Term Investments (cost $22,572)		22,562
Total Investments - 137.3% (identified cost $180,399)		181,920
Other Assets and Liabilities Net - (37.3%)		(49,435)
Net Assets - 100.0%		132,485

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Bond Fund

SSgA
Intermediate Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/04 (5)	1,219	-
expiration date 03/05 (5)	1,214	1
expiration date 06/05 (5)	1,211	2
United States Treasury 2 Year Notes expiration date 12/04 (42)	8,831	(29)
Short Positions
Eurodollar Futures expiration date 12/05 (5)	1,205	-
5 Year Interest Rate Swap Futures expiration date 12/04 (48)	5,203	86
United States Treasury 5 Year Notes expiration date 12/04 (50)	5,486	89
United States Treasury 10 Year Notes expiration date 12/04 (10)	1,115	8
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		157

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 10 Year Futures Dec 2004 110.00 Put (21)	2,310	(9)
Total Liability for Options Written (premiums received $7)		(9)

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 93.8%
Corporate Bonds and Notes - 87.1%
Advanstar Communications, Inc. 10.750% due 08/15/10	830	936
AES Corp. (The) 8.750% due 06/15/08	625	686
AES Ironwood LLC 8.857% due 11/30/25	891	1,024
Ahold Finance USA, Inc. 8.250% due 07/15/10	695	785
AK Steel Corp. 7.875% due 02/15/09	860	875
7.750% due 06/15/12	250	255
Alderwoods Group, Inc. (l) 7.750% due 09/15/12	345	368
Allegheny Energy Supply (l) 8.250% due 04/15/12	520	589
Allied Waste North America 7.875% due 04/15/13	715	720
Series B 9.250% due 09/01/12	835	891
American Real Estate Partners, LP (l) 8.125% due 06/01/12	465	495
Arco Chemical Co. 9.375% due 12/15/05	525	546
Asbury Automotive Group, Inc. 8.000% due 03/15/14	665	658
Aztar Corp. 7.875% due 06/15/14	610	669
BE Aerospace, Inc. 8.500% due 10/01/10	435	476
Boise Cascade LLC (Ê)(l) 5.005% due 10/15/12	220	226
Boise Cascade LLC (l) 7.125% due 10/15/14	330	345
Bowater, Inc. (Ê) 5.490% due 03/15/10	540	549
Caesars Entertainment, Inc. 8.875% due 09/15/08	920	1,043
Calpine Corp. (l) 7.820% due 07/15/07 (Ê)	627	557
8.750% due 07/15/13	155	119
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	460	503
Charter Communications Holdings LLC 8.625% due 04/01/09	650	540
Chesapeake Energy Corp. 7.000% due 08/15/14	210	227
6.875% due 01/15/16	610	644

	Principal Amount ($) or Shares	Market Value $
CMS Energy Corp. 9.875% due 10/15/07	855	955
Compass Minerals Group, Inc. 10.000% due 08/15/11	890	997
Concentra Operating Corp. (l) 9.125% due 06/01/12	920	1,044
Couche-Tard US, LP 7.500% due 12/15/13	660	716
Crown Cork & Seal Co., Inc. 8.000% due 04/15/23	860	847
Crum & Forster Holdings Corp. 10.375% due 06/15/13	650	720
CSC Holdings, Inc. Series B 7.625% due 04/01/11	1,395	1,493
Delhaize America, Inc. 8.125% due 04/15/11	685	788
Dex Media East LLC 12.125% due 11/15/12	413	504
Dex Media, Inc. 8.000% due 11/15/13	550	589
DirecTV Holdings LLC 8.375% due 03/15/13	1,120	1,257
Dole Food Co., Inc. 8.875% due 03/15/11	900	986
Domino's, Inc. 8.250% due 07/01/11	397	433
DR Horton, Inc. 8.500% due 04/15/12	1,025	1,153
Dresser-Rand Group, Inc. (l) 7.375% due 11/01/14	660	678
Echostar DBS Corp. 5.750% due 10/01/08	510	517
6.375% due 10/01/11	645	660
El Paso Production Holding Co. 7.750% due 06/01/13	625	652
Elizabeth Arden, Inc. 7.750% due 01/15/14	465	495
Emmis Operating Co. 6.875% due 05/15/12	565	592
Equistar Chemicals, LP 10.625% due 05/01/11	595	687
Exco Resources, Inc. 7.250% due 01/15/11	575	617
Felcor Lodging, LP 9.000% due 06/01/11	325	364
Fisher Scientific International (l) 6.750% due 08/15/14	440	469
Foundation PA Coal Co. (l) 7.250% due 08/01/14	575	615
Friendly Ice Cream Corp. 8.375% due 06/15/12	910	892

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Georgia-Pacific Corp. 9.375% due 02/01/13	1,555	1,811
Granite Broadcasting Corp. 9.750% due 12/01/10	615	578
Gray Television, Inc. 9.250% due 12/15/11	480	539
Hanover Compressor Co. 8.625% due 12/15/10	115	125
Hanover Equipment Trust Series A 8.500% due 09/01/08	210	224
HCA Inc. 6.750% due 07/15/13	945	971
6.375% due 01/15/15	860	852
Hilton Hotels Corp. 7.500% due 12/15/17	450	514
Hornbeck Offshore Services, Inc. (l) 6.125% due 12/01/14	860	849
Host Marriott, LP Series G 9.250% due 10/01/07	610	677
Host Marriott, LP (l) 7.000% due 08/15/12	735	775
Houghton Mifflin Co. 9.875% due 02/01/13	850	935
Huntsman International Holdings LLC Zero Coupon due 12/31/09	670	374
Huntsman International LLC Series* 10.125% due 07/01/09	580	612
Innophos, Inc. (l) 8.875% due 08/15/14	505	545
Iron Mountain, Inc. 8.625% due 04/01/13	660	696
6.625% due 01/01/16	600	566
International Specialty Holdings, Inc. Series B 10.625% due 12/15/09	1,000	1,110
Jacuzzi Brands, Inc. 9.625% due 07/01/10	800	912
John Q Hammons Hotels, LP Series B 8.875% due 05/15/12	1,000	1,138
Jostens IH Corp. (l) 7.625% due 10/01/12	450	471
KRATON Polymers LLC (l) 8.125% due 01/15/14	575	587
L-3 Communications Corp. 6.125% due 07/15/13	975	1,004
Lucent Technologies, Inc. 6.450% due 03/15/29	560	480

	Principal Amount ($) or Shares	Market Value $
Lyondell Chemical Co. 10.875% due 05/01/09	1,410	1,488
Magnum Hunter Resources, Inc. 9.600% due 03/15/12	683	782
Massey Energy Co. 6.625% due 11/15/10	585	608
MCI, Inc. 5.908% due 05/01/07	123	125
6.688% due 05/01/09	228	230
Meritage Homes Corp. 9.750% due 06/01/11	565	629
MGM Mirage 8.375% due 02/01/11	1,205	1,353
6.750% due 09/01/12 (l)	475	499
5.875% due 02/27/14	165	162
Midwest Generation LLC 8.560% due 01/02/16	1,935	2,157
Mohegan Tribal Gaming Authority (l) 7.125% due 08/15/14	230	243
Nevada Power Co. Series E 10.875% due 10/15/09	940	1,093
Newark Group, Inc. (l) 9.750% due 03/15/14	680	721
Newfield Exploration Co. (l) 6.625% due 09/01/14	575	617
Nextel Communications, Inc. 6.875% due 10/31/13	930	1,004
7.375% due 08/01/15	915	1,007
Nextel Partners, Inc. 8.125% due 07/01/11	340	374
Nextmedia Operating, Inc. 10.750% due 07/01/11	675	755
NRG Energy, Inc. (l) 8.000% due 12/15/13	230	254
Owens-Brockway 8.250% due 05/15/13	750	816
Owens-Illinois, Inc. 7.500% due 05/15/10	715	747
Paxson Communications Corp. 10.750% due 07/15/08	600	617
Peabody Energy Corp. Series B 6.875% due 03/15/13	595	640
PolyOne Corp. 10.625% due 05/15/10	910	1,026
Primedia, Inc. 8.875% due 05/15/11	1,205	1,241
Primus Telecommunications Group 8.000% due 01/15/14	420	349
Province Healthcare Co. 7.500% due 06/01/13	595	669

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Qwest Corp. (r) 7.875% due 09/01/11	435	464
Qwest Services Corp. (l) 14.000% due 12/15/10	1,095	1,298
Rayovac Corp. 8.500% due 10/01/13	910	1,006
Reader's Digest Association, Inc. (The) 6.500% due 03/01/11	835	870
Reliant Energy, Inc. 9.500% due 07/15/13	775	889
Resorts International Hotel and Casino, Inc. 11.500% due 03/15/09	550	646
Rite Aid Corp. 12.500% due 09/15/06	470	530
9.500% due 02/15/11	240	263
Rockwood Specialties Group, Inc. (l) 7.500% due 11/15/14	100	103
Roseton/Danskammer Series B 7.670% due 11/08/16	670	643
Saks, Inc. 7.500% due 12/01/10	510	538
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	550	590
Six Flags, Inc. 9.625% due 06/01/14	675	664
Sovereign Capital Trust 9.000% due 04/01/27	575	634
Standard-Pacific Corp. 7.750% due 03/15/13	440	477
Station Casinos, Inc. 6.500% due 02/01/14	930	965
Stone Container Corp. 8.375% due 07/01/12	690	756
Stratus Technologies, Inc. 10.375% due 12/01/08	970	868
Swift Energy Co. 7.625% due 07/15/11	665	725
Tenet Healthcare Corp. 7.375% due 02/01/13	685	668
Tenet Healthcare Corp. (l) 9.875% due 07/01/14	475	511
Tenneco Automotive, Inc. (l) 8.625% due 11/15/14	215	224
Terex Corp. Series B 10.375% due 04/01/11	465	525
Thornburg Mortgage, Inc. 8.000% due 05/15/13	655	702
Town Sports International 9.625% due 04/15/11	930	1,004

	Principal Amount ($) or Shares	Market Value $
TRAINS (l) 8.211% due 08/01/15	5,235	5,654
Transdigm, Inc. 8.375% due 07/15/11	680	728
TRW Automotive, Inc. 9.375% due 02/15/13	848	988
UbiquiTel Operating Co. 9.875% due 03/01/11	575	631
UGS Corp. (l) 10.000% due 06/01/12	575	656
United Rentals North America, Inc. 7.750% due 11/15/13	1,375	1,320
United States Steel Corp. 9.750% due 05/15/10	647	744
US Concrete, Inc. 8.375% due 04/01/14	455	487
Vanguard Health Holding Co. II LLC (l) 9.000% due 10/01/14	455	483
Visteon Corp. 8.250% due 08/01/10	395	407
Warnaco, Inc. 8.875% due 06/15/13	1,120	1,235
Waterford Gaming LLC (l) 8.625% due 09/15/12	1,011	1,082
WCI Communities, Inc. 9.125% due 05/01/12	1,100	1,227
Western Financial Bank 9.625% due 05/15/12	600	684
Western Wireless Corp. 9.250% due 07/15/13	215	232
Williams Cos., Inc. 8.750% due 03/15/32	665	768
Wynn Las Vegas LLC (l) 6.625% due 12/01/14	430	422
Xerox Corp. 7.625% due 06/15/13	1,555	1,707
		108,015
International Debt - 6.7%
Abitibi-Consolidated, Inc. 7.750% due 06/15/11	570	596
Advertising Directory Solutions, Inc. (l) 9.250% due 11/15/12	660	690
Canwest Media, Inc. (l) 8.000% due 09/15/12	1,091	1,167
Crown Cork & Seal Finance PLC 7.000% due 12/15/06	695	733
Harvest Operations Corp. (l) 7.875% due 10/15/11	960	979
Intrawest Corp. 7.500% due 10/15/13	1,130	1,203

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
JSG Funding PLC 9.625% due 10/01/12	1,015	1,157
OMI Corp. 7.625% due 12/01/13	620	667
Rogers Cable, Inc. (l) 6.750% due 03/15/12	215	218
Rogers Wireless Communications, Inc. (l) 7.250% due 12/15/12	430	447
Tembec Industries, Inc. 8.625% due 06/30/09	430	428
		8,285
Total Long-Term Investments (cost $111,419)		116,300
Common Stocks - 0.2%
Telecommunication Services - 0.2%
MCI, Inc.	16	300
Total Common Stocks (cost $344)		300
Short-Term Investments - 4.2%
American AAdvantage Money Market Fund	4,309,430	4,310
Federated Investors Prime Cash Obligation Fund	848,334	848
Total Short-Term Investments (cost $5,158)		5,158
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)(l)	500	40
Total Warrants & Rights (cost $101)		40
Total Investments - 98.2% (identified cost $117,022)		121,798
Other Assets and Liabilities Net - 1.8%		2,194
Net Assets - 100.0%		123,992

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund

SSgA

Fixed Income Funds

Notes to Schedules of Investments - November 30, 2004 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(Ú)  This security has been fair valued in accordance with Board approved pricing policies. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRL - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments

SSgA

Fixed Income Funds

Notes to Quarterly Report - November 30, 2004 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of November 30, 2004. This Form N-Q reports on four funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each of which has distinct investment objectives and strategies. Each fund is a no-load, diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. At November 30, 2004, State Street Global Advisors was the sole shareholder for all Class R shares.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of Form N-Q in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Form N-Q. Actual results could differ from those estimates. Certain prior period information has been reformatted to conform to current period presentation.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of November 30, 2004, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Federal Income Taxes

At November 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$261,255,555	$447,453,783	$180,653,119	$117,102,666
Gross Tax Unrealized Appreciation	783,293	5,512,270	1,899,494	5,500,594
Gross Tax Unrealized Depreciation	(141,235)	(967,540)	(632,921)	(805,576)
Net Tax Unrealized Appreciation (Depreciation)	$642,058	$4,544,730	$1,266,573	$4,695,018

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage security. The Fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The compensation is recorded as deferred income and amortized over the life of the roll. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the period ended November 30, 2004 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2004	-	$-	-	$-
Written	707	124,764	268	46,504
Closed	(598)	(102,978)	(227)	(38,481)
Expired	(55)	(2,399)	(20)	(872)
Outstanding at November 30, 2004	54	$19,387	21	$7,151

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2004, there were no outstanding securities on loan and no securities lending income earned during the period.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of November 30, 2004, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of resticted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of November 30, 2004:

Restricted Securities (144A)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost Per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 13.7%
Bear Stearns Commercial Mortgage Securities	06/17/04	4,000,000	100.00	4,000	4,001
Citigroup Commercial Mortgage Trust	08/19/04	5,000,000	100.00	5,000	4,961
CS First Boston Mortgage Securities Corp.	09/15/03	146,407,800	1.87	2,737	2,923
GE Business Loan Trust	12/10/03	4,786,865	100.00	4,787	4,789
GE Business Loan Trust	06/03/04	2,951,946	100.00	2,952	2,952
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	4,984,185	100.00	4,984	4,983
MMCA Wholesale Master Owner Trust	07/29/04	4,800,000	100.05	4,802	4,825
Morgan Stanley Capital I	09/17/03	45,560,000	4.36	1,988	1,982
Istar Asset Receivables Trust	09/11/03	4,537,093	100.03	4,538	4,537
					35,953
Bond Market Fund - 1.9%
Amgen, Inc.	11/15/04	120,000	99.80	120	119
Corp Nacional del Cobre de Chile - CODELCO	10/21/04	350,000	98.49	345	337
Enterprise Products Operating, LP	11/09/04	300,000	101.20	304	299
Equitable Life Assurance Society USA	11/06/98	215,000	104.79	225	253
Home Depot, Inc.	09/13/04	100,000	99.52	100	99
Hughes Supply, Inc.	10/05/04	400,000	99.47	398	392
Hutchison Whampoa International 03/33, Ltd.	11/10/04	175,000	103.80	182	182
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	3,987,348	100.00	3,987	3,987
Telecom Italia Capital SA	09/28/04	250,000	99.74	249	243
Telecom Italia Capital SA	09/28/04	350,000	99.66	349	338
TuranAlem Finance BV	11/18/04	240,000	104.00	250	243
					6,492

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost Per Unit $	Cost (000) $	Market Value (000) $
Intermediate Fund - 2.6%
Amgen, Inc.	11/15/04	80,000	99.80	80	79
Bear Stearns Commercial Mortgage Securities	03/08/02	5,666,000	3.46	196	114
Corp Nacional del Cobre de Chile - CODELCO	10/21/04	250,000	98.49	246	241
Enterprise Products Operating, LP	11/09/04	200,000	101.20	202	199
Home Depot, Inc.	09/13/04	50,000	99.52	50	49
Hughes Supply, Inc.	10/05/04	250,000	99.47	249	245
Hutchison Whampoa International 03/33, Ltd.	11/10/04	125,000	103.80	130	130
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	1,993,674	100.00	1,994	1,993
Telecom Italia Capital SA	09/28/04	100,000	99.74	100	97
Telecom Italia Capital SA	09/28/04	200,000	99.66	199	193
TuranAlem Finance BV	11/18/04	160,000	104.00	166	162
					3,502
High Yield Bond Fund - 20.6%
Advertising Directory Solutions, Inc.	10/28/04	660,000	102.77	678	690
Alderwoods Group, Inc.	08/05/04	345,000	101.22	349	368
Allegheny Energy Supply	08/27/03	520,000	86.17	448	589
American Real Estate Partners, LP	05/06/04	465,000	99.30	462	495
Boise Cascade LLC	10/15/04	220,000	100.00	220	226
Boise Cascade LLC	10/15/04	330,000	100.00	330	345
Calpine Corp.	01/16/04	627,063	99.43	624	557
Calpine Corp.	07/10/03	155,000	100.00	155	119
Canwest Media, Inc.	11/23/04	1,090,954	106.98	1,167	1,167
Concentra Operating Corp.	05/25/04	920,000	99.60	916	1,044
Dresser-Rand Group, Inc.	10/14/04	660,000	101.74	671	678
Fisher Scientific International	11/02/04	440,000	107.96	475	469
Foundation PA Coal Co.	07/21/04	575,000	101.12	581	615
Harvest Operations Corp.	10/07/04	960,000	99.63	956	979
Hornbeck Offshore Services, Inc.	11/18/04	860,000	100.53	865	849
Host Marriott, LP	07/28/04	735,000	98.72	726	775
Innophos, Inc.	08/03/04	505,000	100.11	506	545
Jostens IH Corp.	09/23/04	450,000	100.92	454	471
KRATON Polymers LLC	12/11/03	575,000	103.38	594	587
MGM Mirage	08/11/04	475,000	100.00	475	499
Mohegan Tribal Gaming Authority	07/29/04	230,000	100.00	230	243
Newark Group, Inc.	09/13/04	680,000	101.23	688	721
Newfield Exploration Co.	08/12/04	575,000	100.51	578	617
NRG Energy, Inc.	12/17/03	230,000	100.00	230	254
Qwest Corp.	08/12/04	435,000	98.72	429	464
Qwest Services Corp.	03/25/04	1,095,000	113.52	1,243	1,298
Rockwood Specialties Group, Inc.	11/05/04	100,000	100.00	100	103
Rogers Cable, Inc.	11/19/04	215,000	100.00	215	218
Rogers Wireless Communications, Inc.	11/19/04	430,000	100.00	430	447
Tenet Healthcare Corp.	11/02/04	475,000	106.47	506	511
Tenneco Automotive, Inc.	11/09/04	215,000	100.00	215	224
TRAINS	09/02/04	5,235,349	109.65	5,741	5,655
UGS Corp.	05/19/04	575,000	104.74	602	656
Vanguard Health Holding Co. II LLC	10/01/04	455,000	100.99	460	483
Waterford Gaming LLC	06/06/03	1,011,000	100.00	1,011	1,082

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost Per Unit $	Cost (000) $	Market Value (000) $
Wynn Las Vegas LLC	11/22/04	430,000	100.00	430	422
XM Satellite Radio Holdings, Inc. 2010 Warrants	08/31/00	500	202.37	101	40
					25,505

6.  Shareholder Requests for Other Information

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Notes to Quarterly Report

FIQR-11/04

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

November 30, 2004

SSgA Funds

International Equity Funds

Quarterly Report

November 30, 2004 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 86.6%
Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	23,456	1,215
Brazil - 8.3%
Aracruz Celulose SA ADR (Ñ)	42,444	1,574
Banco Bradesco SA ADR (Ñ)	65,532	4,267
Cia de Bebidas das Americas ADR (Ñ)	84,899	2,187
Cia de Concessoes Rodoviarias	144,800	2,621
Cia Energetica de Minas Gerais ADR (Ñ)	60,866	1,408
Cia Siderurgica Nacional SA ADR	148,592	2,792
Cia Vale do Rio Doce ADR (Æ)(Ñ)	520,526	10,796
Diagnosticos da America SA (Æ)	106,746	881
Gerdau SA ADR (Ñ)	99,545	1,812
Grendene SA (Æ)	184,741	2,238
Petroleo Brasileiro SA	509,060	17,387
Petroleo Brasileiro SA	230,846	8,809
Porto Seguro SA (Æ)	373,000	2,567
Tele Norte Leste Participacoes SA	109,204	1,704
Tele Norte Leste Participacoes SA ADR (Ñ)	198,430	3,036
Telesp Celular Participacoes SA Rights (Ñ)	166,611	313
Telesp Celular Participacoes SA ADR (Ñ)	475,274	3,085
Votorantim Celulose e Papel SA ADR (Ñ)	59,204	2,229
		69,706
Canada - 0.4%
PetroKazakhstan, Inc. Class A	52,600	2,209
Telesystem International Wireless, Inc. (Æ)(Ñ)	124,400	1,441
		3,650
China - 2.8%
China International Marine Containers Co., Ltd. Class B	301,600	582
China Life Insurance Co., Ltd. Class H (Æ)	1,648,000	1,219
China Petroleum & Chemical Corp. Class H	8,059,000	3,446
China Shipping Development Co., Ltd. Class H	666,000	634
China Telecom Corp., Ltd. Class H	9,792,000	3,621
Datang International Power Generation Co., Ltd. Class H (Ñ)	600,000	486
Huadian Power International Co. Class H	1,304,000	449
Huaneng Power International, Inc. Class H (Ñ)	800,000	638
Jiangsu Express Class H	1,056,000	479
PetroChina Co., Ltd. Class H	6,206,000	3,512

	Principal Amount ($) or Shares	Market Value $
Ping An Insurance Group Co. of China, Ltd. Class H (Æ)(Ñ)	506,500	899
Sinopec Beijing Yanhua Petrochemical Co., Ltd. Class H (Ñ)	1,502,500	575
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	3,548,000	1,323
Sinopec Zhenhai Refining & Chemical Co., Ltd. Class H (Ñ)	770,000	802
Tencent Holdings, Ltd. (Æ)	1,154,000	876
Weichai Power Co., Ltd. Class H	528,000	1,202
Weiqiao Textile Co. Class H	241,000	364
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	882,000	1,344
Zhejiang Expressway Co., Ltd. Class H	544,000	392
Zhejiang Southeast Electric Power Co. Class B	612,000	387
		23,230
Czech Republic - 1.4%
Cesky Telecom AS	170,227	2,542
CEZ	325,283	4,683
Komercni Banka AS	14,490	2,086
Unipetrol (Æ)	221,152	866
Zentiva NV (Æ)	40,962	1,204
		11,381
Egypt - 1.2%
Commercial International Bank	107,690	654
Egyptian Co. for Mobile Services Class V	73,682	1,385
Lecico Egypt SAE (l)	156,755	2,626
Orascom Construction Industries	249,340	2,848
Orascom Telecom Holding SAE (Æ)	66,426	2,275
		9,788
Hong Kong - 2.1%
China Mengniu Dairy Co., Ltd. (Æ)	807,000	623
China Merchants Holdings International Co., Ltd.	710,000	1,128
China Mobile Hong Kong, Ltd.	2,451,200	8,039
CITIC International Financial Holdings, Ltd. (Ñ)	1,314,000	575
CNOOC, Ltd.	4,470,500	2,544
Denway Motors, Ltd. (Ñ)	2,776,000	991
Digital China Holdings, Ltd. (Æ)	1,147,000	354
GZI Transportation, Ltd.	2,550,000	779
Lifestyle International Holdings, Ltd.	739,000	1,150
Shanghai Industrial Holdings, Ltd.	270,000	552
Shenzhen Investment, Ltd.	2,160,000	314
Skyworth Digital Holdings, Ltd.	966,000	339
		17,388

Emerging Markets Fund

3

SSgA
Emerging Markets Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hungary - 2.4%
BorsodChem Rt.	157,213	1,599
FHB Land Credit and Mortgage Bank Rt	6,423	420
Gedeon Richter Rt.	11,005	1,355
Matav Magyar Tavkozlesi Rt	358,320	1,523
Mol Magyar Olaj- es Gazipari Rt.	87,574	5,902
OTP Bank Rt	321,333	9,237
		20,036
India - 0.7%
Arvind Mills, Ltd. (Æ)	462,000	1,184
Divi's Laboratories, Ltd.	10,441	272
Housing Development Finance Corp.	23,465	422
ICICI Bank, Ltd.	36,803	281
InfoSystem Technologies, Ltd.	34,660	1,673
Ranbaxy Laboratories, Ltd.	35,352	893
Raymond, Ltd.	94,642	669
Reliance Industries, Ltd.	12,139	141
Sterling Biotech, Ltd.	169,258	608
		6,143
Indonesia - 3.3%
Astra International Tbk PT	5,112,620	5,097
Bank Central Asia Tbk PT	4,854,000	1,479
Bank Mandiri Persero Tbk PT	14,096,000	2,849
Bank Rakyat Indonesia	10,233,000	2,749
HM Sampoerna Tbk PT	5,132,090	3,837
Indonesian Satellite Corp. Tbk PT	3,993,500	2,543
Telekomunikasi Indonesia Tbk PT	17,429,000	9,653
		28,207
Israel - 1.5%
Retalix, Ltd. (Æ)(Ñ)	23,700	450
Teva Pharmaceutical Industries, Ltd. ADR	452,378	12,341
		12,791
Luxembourg - 0.3%
Tenaris SA Class R (Ñ)	53,100	2,679
Malaysia - 3.2%
AirAsia BHD (Æ)	3,165,500	1,216
AMMB Holdings BHD	1,477,800	1,330
Commerce Asset Holdings BHD Class D	1,438,300	1,840
Genting BHD	345,500	1,682
Hong Leong Bank BHD	428,000	631
IOI Corp. BHD	589,300	1,473
Kuala Lumpur Kepong BHD	370,000	672
Malayan Banking BHD	1,266,400	3,999
Malaysia International Shipping Corp. BHD	748,300	2,895

	Principal Amount ($) or Shares	Market Value $
Maxis Communications BHD	380,700	927
PLUS Expressways BHD	2,769,700	2,026
Resorts World BHD	682,400	1,733
Telekom Malaysia BHD	979,500	3,093
Tenaga Nasional BHD	655,000	1,948
UMW Holdings BHD	373,000	530
YTL Corp. BHD	658,500	884
		26,879
Mexico - 8.0%
Alfa SA de CV Class A	739,700	3,659
America Movil SA de CV	3,040,500	7,064
America Movil SA de CV ADR Class L	193,694	9,047
Cemex SA de CV	402,967	2,596
Cemex SA de CV ADR	151,257	4,872
Consorcio ARA SA de CV (Æ)	437,500	1,287
Corp GEO SA de CV (Æ)	869,115	1,624
Fomento Economico Mexicano SA de CV ADR (Ñ)	59,500	2,843
Grupo Aeroportuario del Sureste SA de CV Class B	575,400	1,590
Grupo Carso SA de CV	366,008	1,788
Grupo Financiero Banorte SA de CV Class O	488,790	2,740
Grupo Financiero Inbursa SA Class O (Æ)	787,100	1,470
Grupo Mexico SA de CV	462,999	2,235
Grupo Televisa SA ADR	130,125	8,103
Telefonos de Mexico SA de CV	722,200	1,260
Telefonos de Mexico SA de CV ADR	227,428	7,962
Urbi Desarrollos Urbanos SA de CV (Æ)	434,800	1,760
Wal-Mart de Mexico SA de CV	1,064,873	3,648
Wal-Mart de Mexico SA de CV ADR (Ñ)	61,375	2,107
		67,655
Philippines - 0.2%
Philippine Long Distance Telephone - ADR (Æ)(Ñ)	74,900	1,837
Poland - 1.4%
Bank BPH	10,898	1,555
Bank Pekao SA	22,474	901
Bank Zachodni WBK SA	14,637	405
Computerland Poland SA (Æ)	17,102	569
Echo Investment SA (Æ)	22,930	625
Grupa Kety SA	9,078	380
KGHM Polska Miedz SA (Æ)	110,465	1,121
Polski Koncern Naftowy Orlen	259,614	3,078
Powszechna Kasa Oszczednosci Bank Polski SA (Æ)	74,257	589
Telekomunikacja Polska SA	446,492	2,427
		11,650

Emerging Markets Fund

4

SSgA
Emerging Markets Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Russia - 5.3%
Cherepovets MK Severstal	6,738	1,270
Lukoil ADR	131,964	16,397
MMC Norilsk Nickel ADR Class R (Ñ)	49,513	2,872
Mobile Telesystems ADR (Ñ)	8,822	1,224
Novolipetsk Iron and Steel Corp.	515,449	531
OAO Gazprom ADR (Ñ)	107,409	4,065
OAO Gazprom ADR Class A (l)	29,656	1,122
Sberbank RF	5,138	2,492
Sibirtelecom OAO ADR	20,917	907
Surgutneftegaz ADR (Ñ)	231,102	8,588
Surgutneftegaz ADR (Ñ)	67,577	3,852
Verkhnaya Salda Metallurgical Production Association	7,743	805
Vimpel-Communications ADR (Æ)	22,132	862
		44,987
South Africa - 7.1%
ABSA Group, Ltd.	236,834	2,869
African Bank Investments, Ltd.	1,031,365	3,055
Alexander Forbes, Ltd.	828,900	1,527
Barloworld, Ltd.	212,100	3,589
FirstRand, Ltd.	2,413,586	5,528
Imperial Holdings, Ltd.	80,692	1,417
Ispat Iscor, Ltd.	175,244	1,967
JD Group, Ltd.	263,612	2,951
Kumba Resources, Ltd.	105,700	860
Liberty Group, Ltd.	207,552	2,288
Massmart Holdings, Ltd.	244,563	2,165
MTN Group, Ltd.	591,502	4,126
Remgro, Ltd.	69,194	1,049
Sanlam, Ltd.	1,395,370	2,908
Sappi, Ltd.	239,721	3,251
Sasol, Ltd.	159,730	3,179
Standard Bank Group, Ltd.	375,372	4,008
Steinhoff International Holdings, Ltd.	1,935,942	3,968
Telkom SA, Ltd.	315,323	5,376
Truworths International, Ltd.	1,176,400	3,394
		59,475
South Korea - 17.4%
CJ Corp.	37,900	2,512
Daelim Industrial Co.	46,250	2,128
Hana Bank	115,050	3,061
Hanjin Shipping	79,030	1,824
Hynix Semiconductor, Inc. (Æ)	75,340	744
Hyosung Corp.	129,869	1,400
Hyundai Department Store Co., Ltd.	52,344	1,670
Hyundai Mobis	57,530	3,424
Hyundai Motor Co.	214,380	10,550
Kookmin Bank (Æ)	249,479	9,494

	Principal Amount ($) or Shares	Market Value $
KT Corp. ADR (Ñ)	258,522	5,597
KT&G Corp.	87,000	2,771
LG Chem, Ltd.	65,710	2,726
LG Electronics, Inc.	59,305	3,580
LG Petrochemical Co., Ltd.	52,680	1,319
NCSoft Corp. (Æ)	13,670	1,239
Orion Corp.	12,490	1,215
Poongsan Corp.	95,870	1,289
POSCO	68,770	12,823
Samsung Corp.	352,910	5,150
Samsung Electronics Co., Ltd.	107,511	44,553
Samsung Fire & Marine Insurance Co., Ltd.	45,927	3,439
Samsung SDI Co., Ltd.	34,840	3,572
Shinhan Financial Group Co., Ltd.	263,990	5,527
SK Corp.	93,780	5,912
SK Telecom Co., Ltd.	42,120	7,954
SK Telecom Co., Ltd. ADR (Ñ)	39,078	880
		146,353
Taiwan - 10.1%
Acer, Inc.	1,531,628	2,338
Advanced Semiconductor Engineering, Inc.	1,375,677	1,020
Asustek Computer, Inc.	1,177,013	2,721
AU Optronics Corp.	1,703,100	2,236
Benq Corp.	2,052,520	2,134
Cathay Financial Holding Co., Ltd.	2,388,733	4,596
Chang Hwa Commercial Bank (Æ)	4	-
Cheng Shin Rubber Industry Co., Ltd.	413,192	513
China Development Financial Holding Corp.	3,828,694	1,865
China Steel Corp.	3,170,614	3,493
Chinatrust Financial Holding Co.	4,191,516	4,787
Chunghwa Telecom Co., Ltd.	1,049,000	2,083
CMC Magnetics Corp.	1,080,000	509
Compal Electronics, Inc.	1,434,554	1,376
Delta Electronics, Inc.	1,325,008	2,056
Evergreen Marine Corp.	737,966	696
Far Eastern Department Stores Co., Ltd.	1,887,000	1,060
Far Eastern Textile Co., Ltd.	1,741,520	1,356
First Financial Holding Co., Ltd. (Æ)	2,266,000	1,870
Formosa Chemicals & Fibre Co.	1,493,573	2,781
Formosa Plastics Corp.	1,608,000	2,570
HON HAI Precision Industry	1,254,081	5,059
Lite-On Technology Corp. Class P	1,262,712	1,281
MediaTek, Inc.	288,510	1,853
Mega Financial Holding Co., Ltd.	5,388,000	3,511
Nan Ya Plastics Corp.	2,394,044	3,440
Nien Hsing Textile Co., Ltd.	841,000	812
Nien Made Enterprises	317,000	466

Emerging Markets Fund

5

SSgA
Emerging Markets Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Phoenixtec Power Co., Ltd.	767,000	864
Polaris Securities Co., Ltd.	1,067,188	583
Powerchip Semiconductor Corp. (Æ)	800,000	539
President Chain Store Corp.	366,704	546
Quanta Computer, Inc.	852,359	1,389
Siliconware Precision Industries Co.	1,079,100	827
Synnex Technology International Corp.	308,000	454
Taishin Financial Holdings Co., Ltd.	1,617,212	1,465
Taiwan Cellular Corp.	2,609,000	2,793
Taiwan Cement Corp.	1,092,960	658
Taiwan Semiconductor Manufacturing Co., Ltd.	7,651,702	11,231
United Microelectronics Corp.	7,293,940	4,572
Wan Hai Lines, Ltd.	1,060,500	1,053
		85,456
Thailand - 4.2%
Advanced Info Service PCL	1,238,600	3,080
Airports of Thailand PCL (Æ)	1,054,300	1,284
Bangkok Bank PCL	837,400	2,252
Bangkok Bank PCL (Alien Market)	456,900	1,321
Kasikornbank PCL (Æ)	3,755,400	5,097
Land and Houses PCL	6,338,700	1,504
PTT Exploration & Production PCL	394,440	2,882
PTT PCL	1,048,833	4,497
Shin Corp. PCL	3,237,900	3,081
Siam Cement PCL	268,300	1,606
Siam Cement PCL (Alien Market)	287,700	1,839
Siam City Bank PCL	1,722,700	1,093
Thai Airways International PCL	1,599,200	1,826
Thai Oil PCL (Æ)	853,800	866
Total Access Communication PCL (Æ)	364,000	1,289
True Corp. PCL (Æ)	8,615,600	1,596
		35,113
Turkey - 2.0%
Akbank TAS	631,463,111	2,999
Anadolu Efes Biracilik Ve Malt Sanayii AS	67,652,129	1,105
Denizbank AS (Æ)	670,988,149	1,275
Dogan Sirketler Grubu Holdings (Æ)	488,796,875	847
Enka Insaat ve Sanayi AS	19,989,578	516
Eregli Demir ve Celik Fabrikalari TAS	292,757,937	1,216
Finansbank (Æ)	886,119,694	1,002
Ford Otomotiv Sanayi AS	119,732,000	836
KOC Holding AS	112,205,699	615
Tupras Turkiye Petrol Rafine	130,228,466	1,319
Turk Sise ve Cam Fabrikalari AS	258,969,091	608
Turkcell Iletisim Hizmet AS	201,948,373	1,234
Turkiye Garanti Bankasi AS (Æ)	394,462,048	964
Turkiye Is Bankasi	556,203,670	2,622
		17,158

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 3.1%
Anglo American PLC	1,036,777	24,730
Old Mutual PLC	696,000	1,762
		26,492
United States - 0.1%
Mechel Steel Group ADR (Æ)(Ñ)	32,537	716
Total Common Stocks (cost $517,459)		729,985
Long-Term Investments - 1.3%
United States - 1.3%
General Electric Capital Corp (Ê) 1.970% due 03/29/06	11,000	11,000
Total Long-Term Investments (cost $10,998)		11,000
Preferred Stocks - 5.7%
Brazil - 3.7%
Banco Bradesco SA	25,250	1,650
Banco Itau Holding Financeira SA	74,057	9,624
Brasil Telecom Participacoes SA	293,289,312	2,175
Caemi Mineracao e Metalurgica SA (Æ)	7,600,000	5,496
Cia Energetica de Minas Gerais	145,700,000	3,378
Investimentos Itau SA	2,269,000	3,540
Perdigao SA	117,500	2,072
Tim Participacoes SA	133,237,560	205
Usinas Siderurgicas de Minas Gerais SA	158,800	3,203
		31,343
Russia - 0.2%
Transneft	1,949	1,629
South Korea - 1.8%
Hyundai Motor Co.	53,770	1,538
LG Electronics, Inc.	114,950	4,095
Samsung Electronics Co., Ltd.	35,290	9,845
		15,478
Total Preferred Stocks (cost $30,150)		48,450

Emerging Markets Fund

6

SSgA
Emerging Markets Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 5.3%
United States - 5.3%
Citigroup, Inc. (Ê)(§) 2.280% due 02/07/05	20,000	19,998
Merrill Lynch & Co., Inc. (Ê) 2.210% due 07/11/05	5,400	5,402
SSgA Prime Money Market Fund (§)	19,048,082	19,048
Total Short-Term Investments (cost $44,459)		44,448
Other Securities - 6.1%
State Street Navigator Securities Prime Lending Portfolio (x)	51,593,979	51,594
Total Other Securities (cost $51,594)		51,594
Total Investments - 105.0% (identified cost $654,660)		885,477
Other Assets and Liabilities Net - (5.0%)		(42,505)
Net Assets - 100.0%		842,972

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 12/04 (230)	5,587	(111)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(111)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,287	HKD	10,130	11/25/05	38
USD	2,000	HKD	15,707	11/25/05	54
USD	2,956	HKD	22,994	11/25/05	51
USD	21,845	HKD	168,494	11/25/05	191
USD	7,036	ZAR	46,840	12/20/04	1,007
HKD	10,130	USD	1,287	11/25/05	(38)
HKD	15,707	USD	2,000	11/25/05	(54)
HKD	22,994	USD	2,956	11/25/05	(51)
HKD	168,495	USD	21,845	11/25/05	(191)
ZAR	10,129	USD	1,754	12/01/04	9
ZAR	46,840	USD	7,203	12/20/04	(840)
					176

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

7

SSgA
Emerging Markets Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	7.3	61,373
Consumer Staples	2.6	21,857
Energy	12.0	101,235
Financials	19.5	165,083
Health Care	2.0	16,947
Industrials	12.0	101,018
Information Technology	5.8	49,270
Materials	14.2	119,307
Telecommunication Services	15.1	127,025
Utilities	1.8	15,007
Warrant	-	313
Long-Term Investments	1.3	11,000
Short-Term Investments	5.3	44,448
Other Securities	6.1	51,594
Total Investments	105.0	885,477
Other Assets and Liabilities, net	(5.0)	(42,505)
Net Assets	100.0	842,972

Geographic Diversification	% of Net Assets	Market Value $
Asia	45.8	386,082
Africa	7.1	59,475
Europe	13.1	110,736
Latin America	20.0	168,705
Middle East	2.7	22,579
Other	0.5	4,366
United Kingdom	3.1	26,492
Long-Term Investments	1.3	11,000
Short-Term Investments	5.3	44,448
Other Securities	6.1	51,594
Total Investments	105.0	885,477
Other Assets and Liabilities, net	(5.0)	(42,505)
Net Assets	100.0	842,972

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

8

SSgA
Emerging Markets Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands

Index Swaps

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	1,603	3 Month USD LIBOR- BBA minus 2.75%	12/09/04	321
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	1,620	3 Month USD LIBOR- BBA minus 2.25%	11/04/05	139
MSCI India Gross Dividends Reinvested	Morgan Stanley	3,843	3 Month USD LIBOR- BBA minus 2.00%	12/16/04	797
MSCI Korea Gross Dividends Reinvested	Morgan Stanley	4,911	3 Month USD LIBOR- BBA minus 2.50%	10/05/04	635
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,064	3 Month USD LIBOR- BBA minus 2.75%	12/09/04	212
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,448	3 Month USD LIBOR- BBA minus 2.00%	03/10/05	286
MSCI Poland Total Return Index Swap	Merrill Lynch	2,177	3 Month USD LIBOR- BBA minus 2.50%	07/22/05	204
MSCI Taiwan Index Price Return Index	Merrill Lynch	7,810	3 Month USD LIBOR- BBA minus 4.00%	06/02/05	418
MSCI Taiwan Index Price Return Index	Merrill Lynch	4,585	3 Month USD LIBOR- BBA minus 4.00%	08/08/05	8
MSCI Thailand Free Gross Dividends Reinvested	Morgan Stanley	7,414	3 Month USD LIBOR- BBA minus 2.25%	03/15/05	858
					3,878

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

9

SSgA
International Stock Selection Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.0%
Australia - 4.7%
Coles Myer, Ltd.	261,402	2,014
Origin Energy, Ltd.	231,730	1,261
Qantas Airways, Ltd.	576,950	1,595
QBE Insurance Group, Ltd.	72,807	784
WMC Resources, Ltd.	237,474	1,323
		6,977
Austria - 1.2%
OMV AG	6,887	1,817
Belgium - 3.0%
Belgacom SA (Æ)	29,733	1,185
Dexia (Ñ)	79,836	1,700
KBC Bancassurance Holding (Ñ)	21,678	1,614
		4,499
Denmark - 1.1%
William Demant Holding (Æ)(Ñ)	37,600	1,667
Finland - 3.5%
Fortum OYJ	90,400	1,566
Kesko OYJ Class B (Ñ)	33,300	774
Nokia OYJ	89,791	1,460
Outokumpu OYJ	79,000	1,466
		5,266
France - 12.3%
Air France-KLM (Ñ)	89,386	1,690
Alcatel SA (Æ)(Ñ)	51,872	809
AXA (Ñ)	53,486	1,252
BNP Paribas (Ñ)	34,997	2,432
Christian Dior SA	13,932	876
Renault SA (Ñ)	13,556	1,109
Sanofi-Aventis (Ñ)	35,189	2,649
Societe Assurances Generales de France (Ñ)	24,808	1,706
Societe Generale (Ñ)	27,640	2,668
Suez SA (Ñ)	43,577	1,024
Total SA (Ñ)	10,070	2,204
		18,419
Germany - 7.7%
Allianz AG	16,163	2,019
Continental AG	23,900	1,456
Deutsche Telekom AG (Æ)(Ñ)	93,688	1,989
E.ON AG	24,200	2,036
Infineon Technologies AG (Æ)	96,176	1,064
Puma AG Rudolf Dassler Sport (Æ)	2,412	664

	Principal Amount ($) or Shares	Market Value $
SAP AG (Ñ)	9,165	1,637
Stada Arzneimittel AG	24,835	653
		11,518
Hong Kong - 2.1%
Cheung Kong Holdings, Ltd.	149,000	1,432
Sino Land Co. (Ñ)	1,280,000	1,226
Tencent Holdings, Ltd. (Æ)	689,000	523
		3,181
Italy - 1.3%
Banca Intesa SpA	238,750	1,056
ENI Ente Nazionale Idrocarburi SpA	34,335	843
		1,899
Japan - 21.7%
Amada Co., Ltd.	221,000	1,113
Asahi Breweries, Ltd. (Ñ)	95,500	1,128
Chubu Electric Power Co., Inc. (Ñ)	49,500	1,153
Dai Nippon Printing Co., Ltd.	127,000	1,895
Daiichi Pharmaceutical Co., Ltd.	63,600	1,265
Hitachi, Ltd.	218,000	1,411
Itochu Corp.	170,000	770
Japan Tobacco, Inc.	181	1,712
Kawasaki Kisen Kaisha, Ltd. (Ñ)	182,000	1,219
Kuraray Co., Ltd.	196,000	1,615
Kyushu Electric Power Co., Inc.	56,800	1,124
Makita Corp.	50,000	772
Mazda Motor Corp.	336,000	1,030
Mitsubishi Corp. (Ñ)	160,000	2,023
Mitsubishi Electric Corp.	346,000	1,696
Mitsubishi Gas Chemical Co., Inc.	385,000	1,823
Mitsubishi Tokyo Financial Group, Inc.	141	1,334
Nippon Steel Corp.	582,000	1,434
Nippon Telegraph & Telephone Corp.	230	1,031
Nisshin Seifun Group, Inc.	113,000	1,241
OJI Paper Co., Ltd. (Ñ)	212,000	1,208
Santen Pharmaceutical Co., Ltd.	97,500	1,897
Sekisui Chemical Co., Ltd.	124,000	813
Toshiba Corp. (Ñ)	146,000	619
Toyota Industries Corp.	43,600	1,003
		32,329
Netherlands - 3.9%
ING Groep NV	99,869	2,747
Koninklijke Philips Electronics NV	24,667	636
Royal Dutch Petroleum Co. (Ñ)	32,637	1,869
Unilever NV	8,449	531
		5,783

International Stock Selection Fund

10

SSgA
International Stock Selection Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Norway - 0.7%
Norsk Hydro ASA	12,920	1,057
Spain - 1.5%
Repsol YPF SA (Ñ)	91,867	2,238
Sweden - 5.2%
Ainax AB	1,096	44
Nordea Bank AB	357,215	3,506
Telefonaktiebolaget LM Ericsson Class B	250,800	835
TeliaSonera AB (Æ)	221,000	1,348
Volvo AB Class B	49,600	2,025
		7,758
Switzerland - 4.4%
Credit Suisse Group (Æ)	32,657	1,274
Nestle SA	6,780	1,741
Rieter Holding AG	3,383	984
UBS AG	32,198	2,604
		6,603
United Kingdom - 22.7%
Aviva PLC	98,660	1,093
Barclays PLC	237,659	2,452
BP PLC	141,448	1,443
BT Group PLC	300,061	1,115
GlaxoSmithKline PLC	189,278	3,983
HBOS PLC	133,204	1,865
HSBC Holdings PLC	248,794	4,237
mmO2 PLC (Æ)	427,289	933
Next PLC	60,052	1,841
Reckitt Benckiser PLC	68,472	2,019
Reuters Group PLC	303,221	2,225
SABMiller PLC	86,286	1,452
Scottish Power PLC	156,910	1,159
Somerfield PLC	392,652	1,146
Trinity Mirror PLC	147,318	1,752
Vodafone Group PLC	1,146,025	3,110
William Hill PLC	203,480	2,022
		33,847
Total Common Stocks (cost $118,273)		144,858

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 0.2%
Cayman Islands - 0.2%
MTI Capital Cayman, Ltd. 0.500% due 10/01/07	39,000,000	256
Total Long-Term Investments (cost $312)		256
Short-Term Investments - 2.6%
United States - 2.6%
SSgA Prime Money Market Fund (§)	3,861,921	3,862
Total Short-Term Investments (cost $3,862)		3,862
Other Securities - 20.7%
State Street Navigator Securities Prime Lending Portfolio (x)	30,971,238	30,971
Total Other Securities (cost $30,971)		30,971
Total Investments - 120.5% (identified cost $153,418)		179,947
Other Assets and Liabilities Net - (20.5%)		(30,637)
Net Assets - 100.0%		149,310

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

11

SSgA
International Stock Selection Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 12/04 (126)	2,837	(19)
TOPIX Index (Japan) expiration date 12/04 (11)	1,172	5
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(14)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,226	EUR	1,709	12/22/04	45
USD	1,095	GBP	591	12/22/04	33
USD	1,202	JPY	123,960	12/22/04	2
					80

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	12.4	18,567
Consumer Staples	9.0	13,393
Energy	8.5	12,731
Financials	26.1	39,043
Health Care	8.1	12,113
Industrials	10.7	16,018
Information Technology	4.7	6,965
Materials	4.9	7,253
Telecommunication Services	7.2	10,711
Utilities	5.4	8,063
Long-Term Investments	0.2	256
Short-Term Investments	2.6	3,862
Other Securities	20.7	30,971
Total Investments	120.5	179,946
Other Assets and Liabilities, net	(20.5)	(30,636)
Net Assets	100.0	149,310
Geographic Diversification	% of Net Assets	Market Value $
Asia	6.7	10,158
Europe	45.9	68,523
Japan	21.7	32,329
United Kingdom	22.7	33,847
Long-Term Investments	0.2	256
Short-Term Investments	2.6	3,862
Other Securities	20.7	30,971
Total Investments	120.5	179,946
Other Assets and Liabilities, net	(20.5)	(30,636)
Net Assets	100.0	149,310

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

12

SSgA
International Growth Opportunities Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Australia - 2.5%
Coca-Cola Amatil, Ltd.	191,799	1,103
News Corp., Inc. Class B (Ñ)	36,016	646
		1,749
China - 1.0%
Semiconductor Manufacturing International Corp. (Æ)(Ñ)	2,724,000	659
France - 12.1%
BNP Paribas (Ñ)	21,520	1,495
L'Oreal SA (Ñ)	18,126	1,310
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	7,574	538
Renault SA (Ñ)	9,698	793
Sanofi-Aventis (Ñ)	27,045	2,036
Schlumberger, Ltd.	13,300	873
Total SA (Ñ)	6,045	1,323
		8,368
Germany - 7.3%
E.ON AG (Ñ)	21,941	1,846
SAP AG	10,013	1,789
Siemens AG	17,766	1,422
		5,057
Hong Kong - 2.6%
Sun Hung Kai Properties, Ltd.	183,000	1,818
Ireland - 4.2%
Allied Irish Banks PLC	39,922	775
Allied Irish Banks PLC	19,946	390
CRH PLC	59,938	1,513
CRH PLC	9,400	238
		2,916
Italy - 3.9%
ENI SpA (Ñ)	59,917	1,470
Luxottica Group SpA (Ñ)	19,434	379
Sanpaolo IMI SpA (Ñ)	59,600	818
		2,667
Japan - 20.1%
Asahi Glass Co., Ltd.	96,000	1,053
Bank of Yokohama, Ltd. (The)	147,000	927
Eisai Co., Ltd.	29,300	873
Fanuc, Ltd.	20,500	1,279
Komatsu, Ltd.	156,000	1,061
Mitsui Trust Holdings, Inc.	102,000	779
Nidec Corp.	3,600	423
Nomura Holdings, Inc.	76,000	1,067

	Principal Amount ($) or Shares	Market Value $
Seven-Eleven Japan Co., Ltd. (Ñ)	38,000	1,158
Sony Corp. (Ñ)	29,400	1,070
Sumitomo Mitsui Financial Group, Inc. (Ñ)	335	2,324
Toto, Ltd.	73,000	651
Toyota Motor Corp.	31,400	1,176
		13,841
Netherlands - 6.2%
ASML Holding NV (Æ)	66,512	1,020
ING Groep NV	87,198	2,398
Royal Numico NV (Æ)	23,610	841
		4,259
Norway - 1.4%
Yara International ASA (Æ)	72,657	933
Singapore - 3.6%
Flextronics International, Ltd. (Æ)	69,800	1,002
Singapore Telecommunications, Ltd.	1,045,000	1,512
		2,514
South Korea - 1.8%
Samsung Electronics Co., Ltd. GDR (l)	8,998	1,242
Spain - 2.3%
Telefonica SA	88,956	1,562
Switzerland - 6.5%
Nestle SA	4,770	1,225
Novartis AG Class G	31,389	1,504
Roche Holding AG	11,504	1,212
Swiss Reinsurance (Æ)	7,625	510
		4,451
Taiwan - 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	230,072	1,834
United Kingdom - 19.8%
Aviva PLC	104,587	1,158
BG Group PLC	148,659	1,031
BP PLC	262,413	2,677
Carnival PLC	15,667	875
GlaxoSmithKline PLC	73,931	1,555
Reed Elsevier PLC	127,063	1,167
Rio Tinto PLC	55,633	1,630
Royal Bank of Scotland Group PLC	66,445	2,042
Smith & Nephew PLC	150,959	1,539
		13,674
Total Common Stocks (cost $57,735)		67,544

International Growth Opportunities Fund

13

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.6%
United States - 1.6%
SSgA Prime Money Market Fund	1,127,981	1,128
Total Short-Term Investments (cost $1,128)		1,128
Other Securities - 19.9%
State Street Navigator Securities Prime Lending Portfolio (x)	13,685,951	13,686
Total Other Securities (cost $13,686)		13,686
Total Investments - 119.5% (identified cost $72,549)		82,358
Other Assets and Liabilities Net - (19.5%)		(13,428)
Net Assets - 100.0%		68,930

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund

14

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.3	6,379
Consumer Staples	8.2	5,637
Energy	10.7	7,375
Financials	24.7	17,040
Health Care	12.6	8,719
Industrials	6.0	4,148
Information Technology	11.5	7,960
Materials	7.8	5,366
Telecommunication Services	4.5	3,074
Utilities	2.7	1,846
Short-Term Investments	1.6	1,128
Other Securities	19.9	13,686
Total Investments	119.5	82,358
Other Assets and Liabilities, net	(19.5)	(13,428)
Net Assets	100.0	68,930

Geographic Diversification	% of Net Assets	Market Value $
Asia	14.2	9,816
Europe	43.9	30,213
Japan	20.1	13,841
United Kingdom	19.8	13,674
Short-Term Investments	1.6	1,128
Other Securities	19.9	13,686
Total Investments	119.5	82,358
Other Assets and Liabilities, net	(19.5)	(13,428)
Net Assets	100.0	68,930

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund

15

SSgA

International Equity Funds

Notes to Schedules of Investments - November 30, 2004 (Unaudited)

Footnotes

(Æ)	Nonincome-producing security.
(Ê)	Adjustable or floating rate security.
(§)	Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ú)	This security has been fair valued in accordance with Board approved pricing policy. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(Ñ)	All or a portion of the shares of this security are on loan.
(l)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(x)	Affiliate; The security is purchased with the cash collateral from the securities loaned.

Abbreviations

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
IEP - Irish pundt
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRL - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

Notes to Schedule of Investments

16

SSgA

International Equity Funds

Notes to Quarterly Report - November 30, 2004 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of November 30, 2004. This Form N-Q reports on three Funds, the SSgA Emerging Markets Fund, International Stock Selection Fund and the International Growth Opportunities Fund, each which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R Shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. At November 30, 2004, State Street Global Advisors was the sole shareholder for all Class R shares.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q. These policies are in conformity with generally accepted accounting principles (''GAAP'') for investment companies. The presentation of Form N-Q in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Form N-Q. Actual results could differ from those estimates. Certain prior period information has been reformatted to conform to current period presentation.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Index contract swaps are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

Notes to Quarterly Report

17

SSgA
International Equity Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

At November 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$662,655,065	$154,103,633	$73,108,800
Gross Tax Unrealized Appreciation	233,052,182	27,127,784	10,396,684
Gross Tax Unrealized Depreciation	(10,230,598)	(1,286,913)	(1,147,724)
Net Tax Unrealized Appreciation (Depreciation)	$222,821,584	$25,840,871	$9,248,960

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

It is not practical to isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds can more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Quarterly Report

18

SSgA
International Equity Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at November 30, 2004 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contract. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2004, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$1,324,260
International Stock Selection	383,392

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Notes to Quarterly Report

19

SSgA
International Equity Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain brokers. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Funds and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Funds negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2004, the value of outstanding securities on loan and the value of collateral amounted as follows:

	Value of Securities on Loan	Value of Collateral
Emerging Markets	$50,807,686	$51,593,979
International Stock Selection	29,339,255	30,971,238
International Growth Opportunities	12,887,505	13,685,951

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of November 30, 2004, $24,037,984 of the Prime Money Market Fund's net assets represents investments by these Funds, and $2,527,985 represents the investments of other affiliated Funds not presented herein. As a result, the Funds received dividends from affiliated money market funds of $64,957.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the

Notes to Quarterly Report

20

SSgA
International Equity Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Board of Trustees, determines that a liquid trading market exists.

Pursuant to guidelines established by the Board of Trustees, the Advisor has determined that a liquid trading market exists for the following restricted securities held as of November 30, 2004:

Restricted Securities (144A)

Fund -% of Net Assets Securities	Acquistion Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 0.4%
OAO Gazprom - ADR	05/16/02	29,656	17.80	528	1,122
Lecico Egypt SAE	11/18/04	156,755	16.03	2,513	2,626
					3,748
International Growth Opportunities Fund - 1.8%
Samsung Electronics Co., Ltd.	08/27/03	8,998	97.38	876	1,242

6.  Shareholder Requests for Other Information

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Notes to Quarterly Report

21

IEQR-11/04

INDEX FUNDS

S&P 500 Index Fund

MSCI® EAFE® Index Fund

Quarterly Report

November 30, 2004

SSgA Funds

Index Funds

Quarterly Report

November 30, 2004 (Unaudited)

Table of Contents

Notes to Quarterly Report

S&P 500 Portfolio

MSCI® EAFE® Index Portfolio

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

The MSCI® EAFE® Index is exclusive property of MSCI®. Morgan Stanley Capital International is a service mark of MSCI® and has been licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Index Funds

Notes to Quarterly Report - November 30, 2004 (Unaudited)

1.  Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, currently comprised of 26 investment portfolios, referred to as “the Funds,” which are in operation as of November 30, 2004. This Form N-Q reports on two Funds, the SSgA S&P 500 Index Fund and the MSCI® EAFE® Index Fund. The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Investment Company’s Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund and the MSCI® EAFE® Index Fund invest all of their investable assets in interests in the State Street Equity 500 Index Portfolio and the State Street MSCI® EAFE® Index Portfolio, respectively (the “Portfolios”). The Funds have the same investment objective as the Portfolio in which they invest. The value of each Funds’ investment in the respective Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolios (approximately 74.41% for the S&P 500 Index and 90.74% for the MSCI® EAFE® Index at November 30, 2004). The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolio of investments, are included in this report and should be read in conjunction with the Funds’ Form N-Q.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q. These policies are in conformity with generally accepted accounting principles (“GAAP’’) for investment companies. The presentation of Form N-Q in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Form N-Q. Actual results could differ from those estimates. Certain prior period information has been reformatted to conform to current period presentation.

Security Valuation

The Funds record their investment in the Portfolio at fair value.

Investment Income

The Funds record daily their proportionate share of the Portfolios’ income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

3

3.  Shareholder Requests for Other Information

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds’ filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC’s website at www.sec.gov and the Securities and Exchange Commission’s public reference room. The Proxy Voting Policy is also available on the Funds’ website at www.ssgafunds.com.

Notes to Quarterly Report

State Street Equity 500 Index Portfolio

Portfolio of Investments

November 30, 2004 (Unaudited)

	Shares	Market Value (000) $
Common Stocks - 97.3%

Consumer Discretionary - 11.2%
AutoNation, Inc. (a)	63,600	$1,178
AutoZone, Inc. (a)	20,087	1,719
Bed Bath & Beyond, Inc. (a)	73,414	2,931
Best Buy Co., Inc.	78,721	4,438
Big Lots, Inc. (a)(f)	29,538	343
Black & Decker Corp.	19,433	1,634
Brunswick Corp.	22,629	1,105
Carnival Corp.	153,519	8,138
Centex Corp.	29,876	1,568
Circuit City Stores, Inc. (f)	49,439	771
Clear Channel Communications, Inc.	142,865	4,812
Coach, Inc. (a)	45,600	2,273
Comcast Corp. (a)	545,667	16,392
Cooper Tire & Rubber Co. (f)	18,637	381
Dana Corp. (f)	37,349	611
Darden Restaurants, Inc.	38,210	1,042
Delphi Corp.	135,267	1,217
Dillard’s, Inc. Class A (f)	19,953	502
Dollar General Corp. (f)	79,515	1,570
Dow Jones & Co., Inc. (f)	19,826	848
Eastman Kodak Co.	69,437	2,271
eBay, Inc. (a)	161,360	18,145
Family Dollar Stores, Inc.	40,768	1,194
Federated Department Stores, Inc.	43,476	2,382
Ford Motor Co.	443,955	6,295
Fortune Brands, Inc.	34,866	2,736
Gannett Co., Inc.	64,438	5,315
Gap, Inc.	217,930	4,762
General Motors Corp. (f)	136,873	5,282
Genuine Parts Co.	42,493	1,845
Goodyear Tire & Rubber Co. (a)(f)	44,442	561
Harley-Davidson, Inc.	71,438	4,131
Harrah’s Entertainment, Inc. (f)	27,133	1,666
Hasbro, Inc.	43,987	837
Hilton Hotels Corp.	94,243	1,947
Home Depot, Inc.	535,457	22,355
International Game Technology	83,452	2,950
Interpublic Group of Cos., Inc. (a)	102,377	1,270
JC Penney & Co., Inc.	68,988	2,663
Johnson Controls, Inc.	46,096	2,830
Jones Apparel Group, Inc.	30,179	1,072
KB HOME (f)	11,231	987
Knight-Ridder, Inc.	18,791	1,279
Kohl’s Corp. (a)	82,510	3,809
Leggett & Platt, Inc.	46,354	1,384
Limited Brands	92,469	2,260
Liz Claiborne, Inc.	26,041	1,070
Lowe’s Cos., Inc.	190,623	10,547
Marriot International, Inc. Class A	54,939	3,123
Mattel, Inc.	100,245	1,900
May Department Stores Co. (f)	70,467	1,982
Maytag Corp. (f)	19,829	399
McDonald’s Corp.	307,453	9,451
McGraw-Hill, Inc.	46,013	4,037
Meredith Corp. (f)	12,147	$640
New York Times Co. Class A (f)	35,745	1,466
Newell Rubbermaid, Inc. (f)	67,021	1,547
NIKE, Inc. Class B	63,913	5,411
Nordstrom, Inc.	33,438	1,463
Office Depot, Inc. (a)	76,570	1,256
OfficeMax, Inc.	21,519	651
Omnicom Group, Inc.	45,317	3,671
Pulte Homes, Inc.	30,736	1,698
Radioshack Corp.	38,253	1,208
Reebok International, Ltd.	14,871	578
Reynolds American, Inc. (f)	35,840	2,711
Sears Roebuck & Co. (f)	51,354	2,672
Sherwin-Williams Co.	34,470	1,537
Snap-On, Inc. (f)	14,748	466
Stanley Works	20,232	946
Staples, Inc.	120,450	3,844
Starbucks Corp. (a)	95,926	5,397
Starwood Hotels & Resorts Worldwide, Inc. Class B	50,512	2,641
Target Corp.	220,857	11,312
Tiffany & Co.	35,368	1,082
Time Warner, Inc. (a)	1,115,747	19,760
TJX Cos., Inc.	118,313	2,785
Toys “R” Us, Inc. (a)	51,769	1,001
Tribune Co.	77,055	3,342
Univision Communications, Inc. Class A (a)	78,118	2,351
V.F. Corp.	26,688	1,441
Viacom, Inc. Class B	421,797	14,636
Visteon Corp. (f)	31,253	264
Walt Disney Co.	501,973	13,493
Wendy’s International, Inc.	27,467	980
Whirlpool Corp. (f)	16,066	1,037
Yum! Brands, Inc.	70,222	3,188
		304,685
Consumer Staples - 10.1%
Adolph Coors Co. Class B (f)	9,244	692
Alberto Culver Co. Class B	22,258	1,031
Albertson’s, Inc. (f)	89,913	2,275
Altria Group, Inc.	498,464	28,657
Anheuser-Busch Cos., Inc.	195,967	9,816
Archer-Daniels-Midland Co.	157,567	3,340
Avon Products, Inc.	114,348	4,293
Brown-Forman Corp. Class B	29,382	1,411
Campbell Soup Co.	99,383	2,835
Clorox Co.	37,010	2,040
Coca-Cola Co.	591,735	23,261
Coca-Cola Enterprises, Inc.	114,000	2,371
Colgate-Palmolive Co.	129,035	5,934
ConAgra Foods, Inc.	127,946	3,461
Costco Wholesale Corp.	113,351	5,509
CVS Corp.	96,692	4,387
General Mills, Inc.	93,664	4,261
Gillette Co.	245,044	10,657
H.J. Heinz Co.	84,620	3,145

See notes to financial statements.

Financial Statements of the Equity 500 Index Portfolio

4

	Shares	Market Value (000) $
Hershey Foods Corp.	59,608	$3,088
Kellogg Co.	100,229	4,380
Kimberly-Clark Corp.	119,764	7,618
Kroger Co. (a)	178,922	2,895
McCormick & Co., Inc.	33,800	1,232
Pepsi Bottling Group, Inc.	62,153	1,742
PepsiCo, Inc.	413,210	20,623
Procter & Gamble Co.	619,622	33,137
Safeway, Inc. (a)	108,193	2,086
Sara Lee Corp.	192,117	4,511
SuperValu, Inc.	32,960	1,041
Sysco Corp.	154,881	5,382
UST Corp. (f)	40,047	1,763
Wal-Mart Stores, Inc.	1,033,328	53,795
Walgreen Co.	250,710	9,572
Winn-Dixie Stores, Inc. (f)	38,510	154
Wrigley Wm., Jr. Co.	54,416	3,744
		276,139
Energy - 7.1%
Amerada Hess Corp. (f)	21,802	1,937
Anadarko Petroleum Corp.	60,554	4,215
Apache Corp.	78,930	4,267
Ashland, Inc.	17,080	1,010
Baker Hughes, Inc.	80,880	3,585
BJ Services Co.	38,955	1,974
Burlington Resources, Inc.	95,556	4,435
ChevronTexaco Corp.	519,394	28,359
ConocoPhillips	168,241	15,308
Devon Energy Corp.	117,322	4,859
EOG Resources, Inc.	28,684	2,153
ExxonMobil Corp.	1,584,102	81,185
Halliburton Co.	106,886	4,420
Kerr-McGee Corp. (f)	36,236	2,255
Marathon Oil Corp.	83,834	3,306
Nabors Industries, Ltd. (a)	36,515	1,899
Noble Corp. (a)	32,423	1,571
Occidental Petroleum Corp.	94,723	5,703
Rowan Cos., Inc. (a)	26,139	677
Schlumberger, Ltd.	143,007	9,386
Sunoco, Inc. (f)	18,228	1,505
Transocean, Inc. (a)	77,695	3,129
Unocal Corp.	64,088	2,951
Valero Energy Corp.	62,400	2,920
		193,009
Financials - 19.9%
ACE, Ltd.	69,255	2,799
AFLAC, Inc.	122,816	4,620
Allstate Corp.	167,807	8,474
Ambac Financial Group, Inc.	26,447	2,151
American Express Co.	309,473	17,241
American International Group, Inc.	634,883	40,220
AmSouth Bancorp (f)	85,619	2,220
AON Corp.	76,323	1,612
Apartment Investment & Management Co. Class A	22,900	$833
Bank of America Corp.	990,900	45,849
Bank of New York Co., Inc.	188,479	6,203
BB&T Corp.	134,218	5,698
Bear Stearns Cos., Inc.	24,999	2,439
Capital One Financial Corp.	58,615	4,606
Charles Schwab Corp.	330,893	3,567
Chubb Corp.	46,339	3,531
Cincinnati Financial Corp.	40,800	1,828
CIT Group, Inc.	50,700	2,167
Citigroup, Inc.	1,261,671	56,460
Comerica, Inc.	41,532	2,554
Countrywide Financial Corp.	136,486	4,533
E*Trade Financial Corp. (a)	89,800	1,245
Equity Office Properties Trust	97,941	2,688
Equity Residential	68,007	2,292
Fannie Mae	236,329	16,236
Federal Home Loan Mortgage Corp.	167,946	11,464
Federated Investors, Inc. Class B (f)	26,200	771
Fifth Third Bancorp	139,200	7,010
First Horizon National Corp. (f)	29,917	1,307
Franklin Resources, Inc.	60,744	3,987
Golden West Financial Corp.	36,911	4,401
Goldman Sachs Group, Inc.	118,800	12,445
Hartford Financial Services Group, Inc.	70,688	4,524
Huntington Bancshares, Inc.	55,454	1,345
J.P. Morgan Chase & Co.	868,119	32,685
Janus Capital Group, Inc.	57,919	959
Jefferson-Pilot Corp.	33,060	1,626
KeyCorp	98,509	3,279
Lehman Brothers Holdings, Inc.	65,718	5,506
Lincoln National Corp.	42,631	1,962
Loews Corp.	45,014	3,147
M & T Bank Corp.	28,300	2,983
Marsh & McLennan Cos., Inc.	126,036	3,603
Marshall & Ilsley Corp. (f)	53,792	2,243
MBIA, Inc.	34,658	2,078
MBNA Corp.	310,002	8,234
Mellon Financial Corp.	103,223	3,016
Merrill Lynch & Co., Inc.	229,527	12,787
MetLife, Inc.	181,607	7,083
MGIC Investment Corp. (f)	23,862	1,623
Moody’s Corp. (f)	35,865	2,896
Morgan Stanley	268,343	13,618
National City Corp.	160,491	5,951
North Fork Bancorp, Inc.	113,235	3,261
Northern Trust Corp.	53,240	2,504
Plum Creek Timber Co., Inc.	44,280	1,638
PNC Financial Services Group, Inc.	68,347	3,718
Principal Financial Group, Inc.	75,850	2,858
Progressive Corp.	44,747	4,072
ProLogis	44,600	1,794
Providian Financial Corp. (a)	71,573	1,149
Prudential Financial, Inc.	125,700	6,153
Regions Financial Corp.	111,909	3,916

See notes to financial statements.

Financial Statements of the Equity 500 Index Portfolio

5

	Shares	Market Value (000) $
SAFECO Corp.	30,464	$1,477
Simon Property Group, Inc. (f)	54,463	3,381
SLM Corp.	105,542	5,401
Sovereign Bancorp, Inc. (f)	83,800	1,831
St. Paul Travelers Cos., Inc.	161,625	5,896
State Street Corp. (g)	81,425	3,628
SunTrust Banks, Inc.	86,772	6,187
Synovus Financial Corp.	74,604	2,014
T. Rowe Price Group, Inc. (f)	30,790	1,822
Torchmark Corp.	26,576	1,459
U.S. Bancorp	459,061	13,602
UnumProvident Corp. (f)	72,835	1,134
Wachovia Corp.	391,686	20,270
Washington Mutual, Inc.	212,913	8,668
Wells Fargo Co.	411,811	25,438
XL Capital, Ltd. Class A	33,532	2,527
Zions Bancorp	21,919	1,458
		541,855
Health Care - 12.0%
Abbott Laboratories	381,067	15,990
Aetna, Inc.	37,032	4,389
Allergan, Inc.	31,891	2,344
AmerisourceBergen Corp.	27,116	1,598
Amgen, Inc. (a)	308,975	18,551
Anthem, Inc. (a)(f)	33,800	3,425
Applera Corp. - Applied Biosystems Group (f)	48,867	1,002
Bausch & Lomb, Inc. (f)	13,225	779
Baxter International, Inc.	148,426	4,698
Becton, Dickinson & Co.	60,629	3,321
Biogen Idec, Inc. (a)	82,273	4,828
Biomet, Inc.	61,741	2,955
Boston Scientific Corp. (a)	203,696	7,091
Bristol-Myers Squibb Co.	475,517	11,175
C.R. Bard, Inc.	25,194	1,509
Cardinal Health, Inc.	104,266	5,451
Caremark Rx, Inc. (a)	114,508	4,095
Chiron Corp. (a)(f)	45,844	1,493
CIGNA Corp.	33,289	2,331
Eli Lilly & Co.	276,097	14,724
Express Scripts, Inc. (a)	19,100	1,374
Forest Laboratories, Inc. (a)	89,406	3,484
Genzyme Corp. (a)	55,005	3,081
Gilead Sciences, Inc. (a)	104,300	3,594
Guidant Corp.	75,964	4,925
HCA, Inc.	88,859	3,503
Health Management Associates, Inc. Class A (f)	58,898	1,301
Hospira, Inc. (a)	38,336	1,236
Humana, Inc. (a)	38,625	959
IMS Health, Inc.	56,781	1,281
Johnson & Johnson	723,146	43,620
King Pharmaceuticals, Inc. (a)	58,532	729
Laboratory Corp. of America Holdings (a)	33,700	1,616
Manor Care, Inc.	21,851	753
McKesson Corp.	71,131	2,102
Medco Health Solutions, Inc. (a)	65,672	2,477
MedImmune, Inc. (a)	61,165	$1,627
Medtronic, Inc.	295,302	14,189
Merck & Co., Inc.	541,903	15,184
Millipore Corp. (a)	11,928	581
Mylan Laboratories Inc. (f)	65,600	1,191
Pfizer, Inc.	1,839,374	51,079
Quest Diagnostics Inc.	24,700	2,316
Schering-Plough Corp.	356,924	6,371
St. Jude Medical, Inc. (a)	86,194	3,287
Stryker Corp.	97,108	4,272
Tenet Healthcare Corp. (a)	112,409	1,220
UnitedHealth Group, Inc.	162,384	13,453
Watson Pharmaceuticals, Inc. (a)	26,503	770
WellPoint Health Networks, Inc. (a)	38,589	4,827
Wyeth	325,931	12,995
Zimmer Holdings, Inc. (a)	59,620	4,865
		326,011
Industrials - 11.6%
3M Co.	191,084	15,208
Allied Waste Industries, Inc. (a)(f)	77,967	709
American Power Conversion Corp.	48,567	1,027
American Standard Cos., Inc. (a)	52,021	2,026
Apollo Group, Inc. (a)	46,675	3,720
Avery Dennison Corp.	27,070	1,588
Boeing Co.	205,245	10,995
Burlington Northern Santa Fe Corp.	90,150	4,060
Caterpillar, Inc.	82,885	7,588
Cendant Corp.	255,622	5,795
Cintas Corp.	41,482	1,855
Cooper Industries, Ltd.	22,421	1,487
Crane Co. (f)	15,002	454
CSX Corp.	52,024	1,984
Cummins, Inc. (f)	10,673	850
Danaher Corp.	74,426	4,233
Deere & Co.	60,041	4,307
Delta Air Lines, Inc. (a)(f)	31,293	218
Deluxe Corp. (f)	12,120	479
Dover Corp.	49,213	1,991
Eaton Corp.	36,478	2,459
Emerson Electric Co.	101,735	6,798
Equifax, Inc.	32,969	910
FedEx Corp.	73,646	6,998
Fluor Corp. (f)	20,406	1,059
General Dynamics Corp.	49,106	5,321
General Electric Co. (e)	2,570,723	90,901
Goodrich Co.	28,755	913
H&R Block, Inc.	39,910	1,904
Honeywell International, Inc.	208,342	7,361
Illinois Tool Works, Inc.	73,164	6,894
Ingersoll-Rand Co. Class A	42,150	3,137
ITT Industries, Inc.	22,602	1,924
Lockheed Martin Corp.	107,771	6,557
Masco Corp.	104,874	3,699
Monster Worldwide, Inc. (a)	28,492	803
Navistar International Corp. (a)(f)	17,380	715

See notes to financial statements.

Financial Statements of the Equity 500 Index Portfolio

6

	Shares	Market Value (000) $
Norfolk Southern Corp.	95,861	$3,291
Northrop Grumman Corp.	86,978	4,899
PACCAR, Inc.	42,070	3,286
Pall Corp.	30,274	820
Parker-Hannifin Corp.	29,023	2,171
Pitney Bowes, Inc.	56,039	2,453
Power-One, Inc. (a)(f)	21,100	194
R.R. Donnelley & Sons Co.	53,260	1,848
Raytheon Co.	110,714	4,466
Robert Half International, Inc. (f)	42,214	1,141
Rockwell Automation, Inc.	44,720	2,115
Rockwell Collins, Inc.	43,319	1,727
Ryder Systems, Inc. (f)	15,780	846
Southwest Airlines Co.	191,340	3,010
Textron, Inc.	33,675	2,445
Tyco International, Ltd.	490,348	16,657
Union Pacific Corp.	62,740	3,980
United Parcel Service, Inc. Class B	274,200	23,074
United Technologies Corp.	125,057	12,203
W.W. Grainger, Inc.	22,309	1,380
Waste Management, Inc.	140,379	4,185
		315,118
Information Technology - 16.0%
ADC Telecommunications, Inc. (a)(f)	195,827	460
Adobe Systems, Inc.	58,371	3,535
Advanced Micro Devices, Inc. (a)	87,384	1,859
Affiliated Computer Services, Inc. (a)	31,000	1,835
Agilent Technologies, Inc. (a)	118,327	2,708
Altera Corp. (a)	90,478	2,052
Analog Devices, Inc.	91,361	3,376
Andrew Corp. (a)(f)	38,827	551
Apple Computer, Inc. (a)	95,046	6,373
Applied Materials, Inc. (a)	414,961	6,905
Applied Micro Circuits Corp. (a)	77,142	284
Autodesk, Inc.	27,515	1,800
Automatic Data Processing, Inc.	141,438	6,440
Avaya, Inc. (a)(f)	110,415	1,813
BMC Software, Inc. (a)	52,736	980
Broadcom Corp. (a)	80,046	2,603
CIENA Corp. (a)	142,888	364
Cisco Systems, Inc. (a)	1,648,159	30,837
Citrix Systems, Inc. (a)	41,653	983
Computer Associates International, Inc.	142,144	4,340
Computer Sciences Corp. (a)	46,082	2,493
Compuware Corp. (a)	95,257	550
Comverse Technology, Inc. (a)	47,238	1,005
Convergys Corp. (a)	36,005	535
Corning, Inc. (a)	343,585	4,322
Dell, Inc. (a)	608,991	24,676
Electronic Arts, Inc. (a)	74,000	3,619
Electronic Data Systems Corp. (f)	124,086	2,786
EMC Corp. (a)	582,241	7,814
First Data Corp.	207,604	8,530
Fiserv, Inc. (a)	47,647	1,835
Fisher Scientific International, Inc. (a)	28,000	1,583
Gateway, Inc. (a)(f)	93,965	$640
Hewlett-Packard Co.	737,619	14,752
Intel Corp.	1,563,303	34,940
International Business Machines Corp.	408,218	38,470
Intuit, Inc. (a)	46,351	1,939
Jabil Circuit, Inc. (a)	49,313	1,236
JDS Uniphase Corp. (a)(f)	353,919	1,122
KLA-Tencor Corp. (a)(f)	47,564	2,143
Lexmark International Group, Inc. Class A (a)	31,502	2,674
Linear Technology Corp.	74,475	2,842
LSI Logic Corp. (a)(f)	96,135	508
Lucent Technologies, Inc. (a)(f)	1,043,472	4,101
Maxim Integrated Products, Inc.	79,156	3,242
Mercury Interactive Corp. (a)(f)	22,148	1,010
Micron Technology, Inc. (a)	148,032	1,640
Microsoft Corp. (e)	2,647,504	70,980
Molex, Inc.	45,510	1,255
Motorola, Inc.	577,898	11,130
National Semiconductor Corp.	86,718	1,341
NCR Corp. (a)	22,792	1,361
Network Appliance, Inc. (a)	85,267	2,572
News Corp. Class A (f)	7,500	133
Novell, Inc. (a)	93,442	570
Novellus Systems, Inc. (a)	34,569	931
NVIDIA Corp. (a)(f)	39,751	760
Oracle Corp. (a)	1,262,338	15,981
Parametric Technology Corp. (a)	63,641	372
Paychex, Inc.	91,727	3,042
PeopleSoft, Inc. (a)	88,323	2,085
PerkinElmer, Inc.	32,157	686
PMC-Sierra, Inc. (a)(f)	41,124	454
QLogic Corp. (a)(f)	22,345	768
QUALCOMM, Inc.	397,378	16,539
Sabre Holdings Corp. Class A	33,224	767
Sanmina-SCI Corp. (a)	127,858	1,129
Scientific-Atlanta, Inc.	37,068	1,098
Siebel Systems, Inc. (a)	125,358	1,264
Solectron Corp. (a)	232,814	1,455
Sun Microsystems, Inc. (a)	805,388	4,470
SunGard Data Systems, Inc. (a)	69,850	1,852
Symantec Corp. (a)	76,600	4,888
Symbol Technologies, Inc.	58,485	887
Tektronix, Inc.	23,929	751
Tellabs, Inc. (a)(f)	100,775	862
Teradyne, Inc. (a)	48,392	825
Texas Instruments, Inc.	423,403	10,238
Thermo Electron Corp. (a)	39,529	1,196
Unisys Corp. (a)	81,079	932
VERITAS Software Corp. (a)	104,683	2,292
Waters Corp. (a)	28,657	1,337
Xerox Corp. (a)	206,642	3,166
Xilinx, Inc.	84,004	2,623
Yahoo!, Inc. (a)	331,280	12,463
		436,560

See notes to financial statements.

Financial Statements of the Equity 500 Index Portfolio

7

	Shares	Market Value (000) $
Materials - 3.1%
Air Products & Chemicals, Inc.	54,989	$3,148
Alcoa, Inc.	210,846	7,164
Allegheny Technologies, Inc.	22,329	491
Ball Corp.	27,670	1,238
Bemis Co., Inc.	25,928	722
Dow Chemical Co.	229,699	11,593
E.I. Du Pont de Nemours & Co.	244,039	11,060
Eastman Chemical Co.	18,962	1,031
Ecolab, Inc.	62,326	2,180
Engelhard Corp.	29,830	892
Freeport-McMoRan Copper & Gold, Inc. Class B	43,114	1,687
Georgia-Pacific Group	62,740	2,297
Great Lakes Chemical Corp. (f)	12,803	375
Hercules, Inc. (a)	28,098	419
International Flavors & Fragrances, Inc.	22,804	924
International Paper Co.	117,556	4,881
Louisiana-Pacific Corp.	26,459	647
MeadWestvaco Corp.	48,688	1,638
Monsanto Co.	64,446	2,966
Newmont Mining Corp. (f)	107,342	5,083
Nucor Corp.	38,204	2,021
Pactiv Corp. (a)(f)	36,164	899
Phelps Dodge Corp.	22,605	2,196
PPG Industries, Inc.	41,590	2,806
Praxair, Inc.	78,720	3,534
Rohm & Haas Co.	54,296	2,394
Sealed Air Corp. (a)	20,836	1,071
Sigma-Aldrich Corp. (f)	16,993	1,015
Temple-Inland, Inc.	13,714	817
United States Steel Corp. (f)	27,702	1,450
Vulcan Materials Co. (f)	24,796	1,286
Weyerhaeuser Co.	58,024	3,830
Worthington Industries, Inc. (f)	21,829	469
		84,224
Telecommunication Services - 3.2%
ALLTEL Corp.	74,598	4,229
AT&T Corp.	192,447	3,522
BellSouth Corp.	447,428	12,000
CenturyTel, Inc.	32,708	1,077
Citizens Communications Co.	79,877	1,142
L-3 Communications Holdings, Inc.	14,300	1,064
Nextel Communications, Inc. Class A (a)	272,936	7,768
Qwest Communications International, Inc. (a)	442,622	1,770
SBC Communications, Inc.	808,404	20,347
Sprint Corp. (Fon Group)	351,723	8,023
Verizon Communications, Inc.	674,998	27,830
		88,773
Utilities - 3.1%
AES Corp. (a)	161,714	1,979
Allegheny Energy, Inc. (a)(f)	31,899	611
Ameren Corp. (f)	47,142	2,283
American Electric Power Co., Inc.	96,054	3,282
Calpine Corp. (a)(f)	148,152	$575
CenterPoint Energy, Inc. (f)	74,493	831
Cinergy Corp.	43,558	1,803
CMS Energy Corp. (a)(f)	51,305	523
Consolidated Edison, Inc.	58,422	2,562
Constellation Energy Group, Inc.	43,803	1,914
Dominion Resources, Inc.	80,887	5,296
DTE Energy Co.	42,546	1,867
Duke Energy Corp.	229,477	5,801
Dynegy Inc. Class A (a)(f)	94,930	536
Edison International	78,862	2,516
El Paso Corp.	157,494	1,644
Entergy Corp.	54,943	3,561
Exelon Corp.	160,178	6,681
FirstEnergy Corp.	79,912	3,375
FPL Group, Inc. (f)	44,889	3,157
KeySpan Corp. (f)	38,706	1,530
Kinder Morgan, Inc.	30,038	2,082
Nicor, Inc. (f)	11,213	414
NiSource, Inc.	64,767	1,411
Peoples Energy Corp. (f)	9,331	416
PG&E Corp. (a)	97,123	3,230
Pinnacle West Capital Corp. (f)	22,081	976
PPL Corp.	46,068	2,393
Progress Energy, Inc.	59,708	2,622
Public Service Enterprise Group, Inc. (f)	57,422	2,526
Sempra Energy	56,189	2,078
Southern Co.	178,658	5,858
TECO Energy, Inc. (f)	47,476	710
TXU Corp. (f)	71,848	4,514
Williams Cos., Inc.	138,637	2,311
Xcel Energy, Inc. (f)	96,597	1,745
		85,613
Total Common Stocks (cost $2,127,168,742)		2,651,987

See notes to financial statements.

Financial Statements of the Equity 500 Index Portfolio

8

	Par Amount (000)	Market Value (000) $

U.S. Government Securities - 0.2%
United States Treasury Bill (b)(c) 1.60% due 12/09/04	$3,824	$3,822
United States Treasury Bill (b)(c) 1.73% due 12/09/04	475	475
Total U.S. Government Securities (cost $4,297,458)		4,297

	Shares

Short Term Investments - 6.1%
AIM Short Term Investment Prime Portfolio	56,358	56,358
Federated Money Market Obligations Trust	486	486
State Street Navigator Securities Lending Prime Portfolio (d)(g)	110,345	110,345
Total Short Term Investments (cost $167,189,354)		167,189
Total Investments - 103.6% (identified cost $2,298,655,554) (h)(i)(j)		2,823,473
Liabilities in excess of other assets - (3.6%)		(98,148)
Net Assets - 100%		$2,725,325

(a)   Non-income producing security.

(b)   Security held as collateral in relation to initial margin requirements on futures contracts.

(c)   Rate represents annualized yield at date of purchase.

(d)   Security represents investment made with cash collateral received from securities loaned.

(e)   All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f)    All or a portion of these securities were on loan at November 30, 2004.

(g)   Affiliated Issuer. See Affiliated Issuer table for more information.

(h)   Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at November 30, 2004 was $719,866,894 and $195,048,938, respectively, resulting in net unrealized appreciation of investments of $524,817,956.

(i)    Includes $108,936,280 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $110,345,204. In addition, the custodian held Letters of Credit from JPMorgan Chase and BNP Paribas in the amounts of $1,302,060 and $2,213,502, respectively, as collateral for portfolio securities loaned.

(j)    Security valuation: The Porfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is inti-tially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number of Contracts	Unrealized Appreciation (000) $
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration date 12/2004	376	$2,952
Total unrealized appreciation on open futures contracts purchased		$2,952

See notes to financial statements.

Financial Statements of the Equity 500 Index Portfolio

9

Affiliated Issuer Table

Security Description	Number of Shares held at 12/31/03	Shares Purchased For the Eleven months Ended 11/30/04	Shares Sold For the Eleven months Ended 11/30/04	Number of Shares held at 11/30/04
State Street Corp.	84,525	3,400	6,500	81,425
State Street Navigator Securities Lending Prime Portfolio	71,146,646	782,386,152	743,187,594	110,345,204

Security Description	Income Earned For the Eleven months Ended 11/30/04	Realized Gain on shares sold
State Street Corp.	$39,169	$35,753
State Street Navigator Securities Lending Prime Portfolio	$64,659	$—

For information on the Portfolio’s other significant accounting policies, please refer to the
Portfolio’s most recent semi-annual or annual financial statements.

See notes to financial statements.

Financial Statements of the Equity 500 Index Portfolio

10

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments

November 30, 2004 (Unaudited)

	Shares	Market Value (000) $
COMMON STOCKS - 97.0%
Australia - 4.8%
Alumina, Ltd.	9,562	$42,806
Amcor, Ltd.	7,382	42,221
AMP, Ltd.	15,044	79,889
Ansell, Ltd. (d)	1,323	9,344
Aristocrat Leisure, Ltd. (d)	2,448	16,627
Australia & New Zealand Banking Group, Ltd.	14,899	230,571
Australia Gas Light Co., Ltd.	3,497	34,981
Australian Stock Exchange, Ltd.	809	11,695
AXA Asia Pacific Holdings, Ltd.	6,406	19,827
BHP Billiton, Ltd.	30,521	363,965
BlueScope Steel, Ltd.	6,039	39,294
Boral, Ltd.	4,984	26,544
Brambles Industries, Ltd. (d)	7,963	43,331
Centro Properties Group (d)	5,506	21,971
CFS Gandel Retail Trust (a)	37	47
CFS Gandel Retail Trust Unit	10,955	13,952
Coca-Cola Amatil, Ltd. (d)	3,509	20,178
Cochlear, Ltd.	421	7,636
Coles Myer, Ltd. (d)	8,818	67,926
Commonwealth Bank of Australia	10,414	252,475
Commonwealth Property Office Fund	10,336	10,611
Computershare, Ltd.	3,431	14,168
CSL, Ltd.	1,623	33,322
CSR, Ltd.	7,488	14,854
DB RREEF Trust (a)	8,479	8,573
Foster’s Group, Ltd.	16,554	68,997
Futuris Corp., Ltd.	4,496	7,323
General Property Trust (d)	16,586	46,599
Harvey Norman Holdings, Ltd.	4,185	10,369
Iluka Resources, Ltd.	1,845	8,331
ING Industrial Fund (d)	5,852	9,666
Insurance Australia Group, Ltd.	13,346	60,158
Investa Property Group	14,206	23,464
James Hardie Industries NV	4,370	19,530
John Fairfax Holdings, Ltd.	6,761	22,231
Leighton Holdings, Ltd. (d)	1,080	9,161
Lend Lease Corp., Ltd.	2,803	26,395
Lion Nathan, Ltd.	2,329	14,291
Macquarie Bank, Ltd.	1,775	60,240
Macquarie Goodman Industrial Trust	12,476	19,837
Macquarie Infrastructure Group	15,012	45,885
Mayne Group, Ltd.	4,805	15,762
Mirvac Group (d)	5,367	19,594
National Australia Bank, Ltd. (d)	12,250	265,312
Newcrest Mining, Ltd.	2,511	33,878
News Corporation Inc.	2,764	48,321
News Corporation Inc., Class B (d)	1,216	21,810
OneSteel, Ltd.	4,451	8,486
Orica, Ltd.	2,132	32,253
Origin Energy, Ltd.	5,097	27,736
Pacific Brands Ltd.	4,596	11,706
PaperlinX, Ltd.	3,623	13,003
Patrick Corp., Ltd.	4,778	23,160
Perpetual Trustees Australia Ltd.	348	14,894
Publishing & Broadcasting, Ltd.	1,045	$12,623
QBE Insurance Group, Ltd.	5,423	58,391
Rinker Group, Ltd.	7,763	57,522
Rio Tinto, Ltd. (d)	2,505	75,986
Santos, Ltd.	4,452	30,239
Sonic Healthcare, Ltd.	1,855	16,036
Southcorp, Ltd. (a)	5,016	14,131
Stockland (d)	10,003	45,398
Stockland Trust Group (a)	23	104
Suncorp-Metway, Ltd.	4,520	60,181
TABCORP Holdings, Ltd.	4,178	54,402
Telstra Corp., Ltd. (d)	17,269	65,712
Toll Holdings, Ltd.	1,758	16,337
Transurban Group (d)	3,894	19,296
Wesfarmers, Ltd.	3,026	89,221
Westfield Group (a)(d)	11,435	139,011
Westpac Banking Corp.	14,457	206,881
WMC Resorces, Ltd.	9,862	54,882
Woodside Petroleum, Ltd.	3,768	60,639
Woolworths, Ltd.	8,321	96,338
		3,588,530
Austria - 0.4%
Bank Austria Creditanstalt	367	31,226
Bohler-Uddeholm AG	65	7,706
Erste Bank der Oesterreichischen Sparkassen AG	1,196	60,882
Flughafen Wien AG	88	6,306
Immofinanz Immobilien Anlagen AG (a)	2,390	21,987
Mayr-Melnhof Karton AG	35	5,593
OMV AG	135	35,617
RHI AG (a)	150	4,028
Telekom Austria AG	2,746	46,729
VA Technologie AG (a)	113	8,796
Verbund Oesterreichische Elektrizitaetswirtschafts AG	62	12,578
Voestalpine AG (d)	258	18,453
Wienerberger AG	555	24,644
		284,545
Belgium - 1.4%
Agfa Gevaert NV (d)	870	27,817
Barco NV (d)	93	8,556
Bekaert SA	154	12,008
Belgacom SA (a)	1,392	55,518
Cofinimmo	41	6,557
Colruyt NV	150	23,810
Compagnie Maritime Belge SA (d)	28	8,107
Delhaize Group (d)	593	45,567
Dexia (d)	5,530	117,850
Electrabel SA (d)	246	99,193
Fortis	10,456	276,763
Groupe Bruxelles Lambert SA (d)	621	48,462
Interbrew SA (d)	1,545	56,731
KBC Banassurance Holding NV (d)	975	72,653
Mobistar SA (a)	255	21,358

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

11

	Shares	Market Value (000) $
Omega Pharma SA (d)	223	$11,423
S.A. D’Ieteren NV (d)	23	4,342
Solvay SA (d)	569	62,786
UCB SA (d)	786	40,659
Umicore	211	19,075
		1,019,235
Bermuda - 0.0%
Ship Finance International, Ltd. (d)	78	1,966

Denmark - 0.8%
APMoller - Maersk A/S,
Series B	9	73,595
Bang & Olufsen A/S, Series B	100	6,325
Carlsberg A/S, Series B	300	13,984
Coloplast A/S, Series B	108	11,653
Danisco A/S	455	27,722
Danske Bank A/S	3,862	115,403
DSV, Series B	175	11,335
East Asiatic Co., Ltd. A/S	175	8,924
FLS Industries A/S, Series B (a)	250	4,026
GN Store Nord A/S	1,981	20,470
H. Lundbeck A/S (d)	584	10,972
ISS A/S	386	21,411
Kobenhavns Lufthavne A/S	40	7,336
NKT Holding A/S	150	3,919
Novo Nordisk A/S	2,157	114,629
Novozymes A/S, Series B	443	20,927
Tele Danmark A/S	1,503	61,654
Topdanmark A/S (a)	189	14,271
Vestas Wind Systems A/S (a)(d)	1,426	16,522
William Demant Holding A/S (a)	265	11,759
		576,837
Finland - 1.5%
Amer Group, Ltd.	200	10,606
Elisa Corp., Series A (a)	1,173	19,478
Fortum Oyj	2,912	50,483
KCI Konecranes International Oyj	116	5,374
Kesko Oyj	500	11,626
Kone Corp.	322	23,750
Metso Oyj (d)	902	14,474
Nokia Oyj	40,502	659,067
Nokian Renkaat Oyj	76	10,922
Orion-Yhtyma Oyj, Series B	734	11,642
Outokumpu Oyj	716	13,298
Pohjola Group PLC, Series B	450	5,001
Rautaruukki Oyj	700	8,441
Sampo Oyj, Series A	2,873	37,087
Stora Enso Oyj, Series R	5,413	86,500
TietoEnator Oyj (d)	714	22,070
UPM-Kymmene Oyj	4,540	102,305
Uponor Oyj	600	10,976
Wartsila Oyj, Series B	400	13,879
		1,116,979
France - 8.9%
Accor SA (d)	1,573	$67,045
Air France-KLM (d)	951	17,991
Alcatel SA (a)(d)	10,307	160,869
Alstom (a)	38,948	29,514
Atos Origin SA (a)	362	24,029
Autoroutes du Sud de la France (ASF) (d)	611	30,030
AXA (a)(d)	12,120	283,910
BNP Paribas SA (d)	6,796	472,527
Bouygues SA (a)(d)	1,773	76,276
Business Objects SA (a)(d)	527	12,352
Cap Gemini SA (a)(d)	1,114	35,988
Carrefour SA (a)(d)	4,902	232,916
Casino Guichard-Perrachon SA (d)	255	19,578
CNP Assurances	273	18,510
Compagnie de Saint-Gobain (d)	2,590	147,407
Compagnie Generale des Establissements Michelin (d)	1,192	68,903
Credit Agricole SA	5,592	165,636
Dassault Systemes SA (d)	509	26,384
Essilor International SA (d)	843	57,605
European Aeronautic Defence & Space Co. (d)	2,035	61,549
France Telecom SA (d)	9,500	298,441
Gecina SA	205	19,323
Groupe Danone (d)	2,064	183,984
Hermes International	73	13,393
Imerys SA (d)	252	19,247
Klepierre	178	15,228
L’Air Liquide SA (d)	917	158,606
L’Oreal SA (a)(d)	2,608	188,616
Lafarge SA (a)(d)	1,412	132,623
Lagardere S.C.A. (a)(d)	1,093	78,031
LVMH (Louis Vuitton Moet Hennessy) (d)	2,067	147,017
Pernod-Ricard SA (d)	441	65,840
Pinault-Printemps-Redoute SA (d)	581	60,402
PSA Peugoet Citroen (d)	1,443	88,227
Publicis Groupe (d)	1,106	36,568
Renault SA	1,563	127,897
Sagem SA (d)	144	13,238
Sanofi-Aventis (d)	7,773	585,410
Schneider Electric SA (d)	1,861	129,272
Societe BIC SA (d)	259	12,564
Societe Generale (d)	2,813	271,692
Societe Television Francaise 1 (d)	1,040	33,128
Sodexho Alliance SA (d)	859	26,175
STMicroelectronics NV (d)	4,985	100,205
Suez SA (d)	6,780	159,452
Technip SA (d)	170	28,590
Thales SA (d)	603	25,821
Thomson (d)	2,071	49,807
Total SA (d)(e)	5,005	1,095,897
Unibail SA (d)	370	52,535
Valeo SA (d)	663	26,231
Veolia Environnement (d)	2,358	74,390
Vinci SA (d)	625	77,399

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

12

	Shares	Market Value (000) $
Vivendi Universal SA (a)(d)	8,712	$257,124
Zodiac SA (d)	317	13,060
		6,674,452
Germany - 6.6%
Adidas-Salomon AG (d)	385	60,366
Allianz AG (d)	2,692	336,450
Altana AG (a)(d)	620	33,927
BASF AG (d)	4,599	309,620
Bayer AG	5,690	180,339
Bayer Hypo-und Vereinsbank AG (a)	5,505	122,733
Beiersdorf AG, Series A (d)	152	16,352
Celesio AG (d)	303	23,263
Commerzbank AG (a)	3,962	79,062
Continental AG	1,030	62,784
DaimlerChrysler AG (d)	7,529	336,817
Deutsche Bank AG (d)	4,578	387,997
Deutsche Boerse AG (a)	900	53,304
Deutsche Lufthansa AG (a)(d)	1,922	27,136
Deutsche Post AG	3,875	81,756
Deutsche Telekom AG (a)	22,009	467,573
Douglas Holding AG	256	8,457
E.On AG	5,442	458,184
Epcos AG (a)(d)	424	6,759
Fresenius Medical Care AG (d)	291	22,709
HeidelbergCement AG	486	27,692
Hypo Real Estate Holding AG (a)	1,085	42,033
Infineon Technologies AG (a)(d)	5,630	62,348
KarstadtQuelle AG (d)	365	3,722
Linde AG (a)	705	43,067
MAN AG (a)(d)	908	34,404
Merck KGAA	420	24,339
Metro AG	1,292	64,996
MLPAG (d)	478	9,500
Muenchener Rueckversich AG	1,590	180,415
Puma AG	137	37,758
RWE AG	3,440	182,887
SAP AG (d)	1,794	320,668
Schering AG	1,453	103,442
Siemens AG (d)	7,005	561,096
Suedzucker AG	400	8,163
ThyssenKrupp AG (d)	2,703	58,215
TUI AG (d)	1,352	30,107
Volkswagen AG (d)	1,929	87,065
		4,957,505
Greece - 0.6%
Alpha Bank AE	1,814	56,818
Coca-Cola Hellenic Bottling Co. SA	685	16,756
Cosmote Mobile Telecommunications SA	803	14,433
EFG Eurobank Ergasias	1,718	50,339
Emporiki Bank of Greece SA	470	14,309
Folli-Follie SA	150	4,308
Germanos SA	217	6,168
Hellenic Duty Free Shops SA	150	2,608
Hellenic Petroleum SA	1,042	10,888
Hellenic Technodomiki TEV SA	643	$2,855
Hellenic Telecommunications Organization SA	2,438	39,996
Hyatt Regency SA	379	4,182
Intracom SA	653	3,403
National Bank of Greece SA	2,262	69,467
OPAP SA	1,544	39,986
Piraeus Bank SA	1,634	25,720
Public Power Corp. (PPC)	1,011	27,473
Technical Olympic SA	610	3,358
Titan Cement Co. SA	550	15,253
Viohalco, Hellenic Copper and Aluminum Industry SA	976	8,434
		416,754
Hong Kong - 1.5%
ASM Pacific Technology, Ltd. (d)	1,500	5,353
Bank of East Asia, Ltd.	10,328	32,410
BOC Hong Kong (Holdings), Ltd. (d)	28,500	53,698
Cathay Pacific Airways, Ltd.	8,000	14,198
Cheung Kong (Holdings), Ltd.	11,000	105,749
Cheung Kong Infrastructure (Holdings), Ltd. (d)	3,000	8,623
CLP Holdings, Ltd.	14,100	80,877
Esprit Holdings, Ltd.	5,622	30,802
Giordano International, Ltd.	12,000	7,562
Hang Lung Properties, Ltd. (d)	10,000	15,562
Hang Seng Bank, Ltd.	5,900	81,950
Henderson Land Development Co., Ltd. (d)	6,000	31,252
Hong Kong & China Gas Co., Ltd.	28,183	58,175
Hong Kong Exchanges & Clearing, Ltd.	8,000	20,217
Hongkong Electric Holdings, Ltd.	10,500	47,129
Hopewell Holdings, Ltd.	5,000	13,022
Hutchison Whampoa, Ltd.	15,800	141,734
Hysan Development Co., Ltd.	4,507	9,129
Johnson Electronic Holdings, Ltd.	10,500	10,195
Kerry Properties, Ltd.	4,056	8,711
Kingboard Chemical Holdings, Ltd.	4,000	8,694
Li & Fung, Ltd.	13,000	21,735
MTR Corp. (d)	9,694	15,522
New World Development Co., Ltd.	16,438	18,604
Orient Overseas International Ltd. (d)	2,000	7,588
PCCW, Ltd. (d)	27,133	16,750
SCMP Group, Ltd.	6,533	2,668
Shangri-La Asia, Ltd. (d)	8,260	10,570
Sino Land Co., Ltd. (d)	8,544	8,186
SmarTone Telecommunications Holdings, Ltd.	2,000	2,058
Sun Hung Kai Properties, Ltd.	10,000	99,351
Swire Pacific, Ltd.	7,000	56,266
Techtronic Industries Co., Ltd. (d)	6,180	12,359
Television Broadcast, Ltd.	2,000	9,466
Texwinca Holdings, Ltd. (d)	4,000	3,678
Wharf (Holdings), Ltd.	9,000	32,004
Yue Yuen Industrial (Holdings), Ltd. (d)	3,821	9,877
		1,111,724

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

13

	Shares	Market Value (000) $
Ireland - 0.9%
Allied Irish Banks PLC	7,329	$142,451
Bank of Ireland	8,287	126,477
CRH PLC	4,508	113,870
DCC PLC	690	14,448
Depfa Bank PLC	2,948	48,206
Elan Corp. PLC (a)	3,300	86,208
Fyffes PLC	2,618	7,239
Grafton Group PLC	1,848	18,746
Greencore Group PLC	1,349	5,201
Independent News & Media PLC	4,693	13,913
Irish Life & Permanent PLC	2,300	39,751
Kerry Group PLC	1,108	25,469
Kingspan Group PLC	1,165	10,424
Ryanair Holdings PLC (a)	1,586	10,732
Ryanair Holdings PLC ADR (a)(d)	43	1,683
Waterford Wedgewood (a)	1,583	168
Waterford Wedgewood units (a)	5,125	545
		665,531
Italy - 3.4%
Alleanza Assicurazioni SpA (a)(d)	3,214	39,652
Arnoldo Mondadori Editore SpA	710	7,627
Assicurazioni Generali SpA (d)	6,860	211,493
Autogrill SpA (a)	872	13,610
Autostrade SpA	1,788	43,595
Banca Antonveneta SpA (a)	1,623	38,839
Banca Fideuram SpA (d)	2,306	11,374
Banca Intesa SpA	6,619	24,991
Banca Monte dei Paschi di Siena SpA (a)(d)	8,034	26,275
Banca Nazionale del Lavoro SpA (d)	8,809	21,548
Banca Popolare di Milano	2,500	20,341
Banche Popolari Unite Scrl	2,436	47,995
Banco Popolare di Verona e Novara Scrl	2,673	51,137
Benetton Group SpA (d)	431	5,186
Bulgari SpA	1,050	12,005
Capitalia SpA (d)	10,106	39,634
Edison SpA (a)(d)	6,537	13,427
Enel SpA (a)(d)	25,915	231,177
Ente Nazionale Idrocarburi SpA (d)	18,628	457,409
Fiat SpA (a)(d)	3,665	27,188
FinecoGroup SpA (a)(d)	1,116	8,309
Finmecanica SpA (d)	41,587	35,605
Gruppo Editoriale L’Espresso SpA (d)	1,326	7,369
Intesabci SpA	23,387	103,536
Italcementi SpA (d)	500	7,565
Luxottica Group SpA	971	18,950
Mediaset SpA (d)	4,263	51,630
Mediobanca SpA (d)	3,280	47,487
Mediolanum SpA (d)	1,612	11,187
Pirelli & Co. SpA (a)(d)	11,806	15,021
Riunione Adriatica di Sicurta SpA (a)(d)	2,082	45,117
San Paolo - IMI SpA (d)	6,946	95,394
Seat P Seat P3agine Gialle SpA (a)(d)	25,430	10,345
Snam Rete Gas SpA	6,207	33,255
Telecom Italia Media SpA (a)(d)	9,613	3,668
Telecom Italia Mobile SpA	27,226	180,616
Telecom Italia SpA (d)	59,121	226,756
Telecom Italia SpA Di Risp	41,646	114,885
Terna SpA (a)(d)	6,951	18,251
Tiscali SpA (a)(d)	1,445	5,859
UniCredito Italiano SpA (a)	31,600	174,344
		2,559,652
Japan - 21.2%
77 Bank, Ltd.	3,000	19,534
ACOM Co., Ltd.	570	42,930
ADERANS Co., Ltd.	300	6,604
Advantest Corp. (d)	600	44,781
AEON Co., Ltd. New	4,800	81,120
Aeon Credit Service Co., Ltd.	200	14,344
Aiful Corp.	350	39,796
Aisin Seiki Co., Ltd.	1,200	25,831
Ajinomoto Co., Inc.	5,000	56,608
Alfresa Holdings Corp. (d)	200	6,900
All Nippon Airways Co., Ltd. (ANA) (d)	4,000	13,916
ALPS Electric Co., Ltd.	1,000	14,616
Amada Co., Ltd.	3,000	15,131
Amano Corp.	1,000	9,106
Anritsu Corp.	1,000	7,328
Aoyama Trading Co., Ltd.	400	9,893
Ariake Japan Co., Ltd.	100	2,420
Asahi Breweries, Ltd. (d)	3,700	43,760
Asahi Glass Co., Ltd. (d)	6,000	65,889
Asahi Kasei Corp.	10,000	49,368
Asatsu-DK, Inc.	300	8,776
Autobacs Seven Co., Ltd.	200	5,850
Bandai Co., Ltd.	600	12,245
Bank of Fukuoka, Ltd. (d)	5,000	31,730
Bank of Yokohama, Ltd.	9,000	56,851
Benesse Corp.	700	22,381
Bridgestone Corp.	6,000	108,746
Canon, Inc.	7,200	361,050
Capcom Co., Ltd. (d)	300	2,860
Casio Computer Co., Ltd. (d)	2,000	27,541
Central Glass Co., Ltd. (d)	2,000	13,664
Central Japan Railway Co.	8	65,384
Chiba Bank, Ltd.	6,000	38,192
Chubu Electric Power Co. (d)	5,400	125,948
Chugai Pharmaceutical Co., Ltd.	2,600	40,807
Circle K Sunkus Co., Ltd. (d)	500	11,419
Citizen Watch Co., Ltd. (d)	2,000	18,173
Coca-Cola West Japan Co., Ltd.	300	7,478
COMSYS Holdings Corp.	1,000	8,630
Credit Saison Co., Ltd.	1,300	43,839
CSK Corp. (d)	500	20,894
DAI Nippon Printing Co., Ltd. (d)	6,000	89,679
Daicel Chemical Industries, Ltd.	2,000	11,079
Daiichi Pharmaceutical Co., Ltd.	1,900	37,852
Daikin Industries, Ltd.	2,000	52,867
Daimaru, Inc. (d)	2,000	16,754
Dainippon Ink & Chemicals, Inc.	5,000	11,322
Dainippon Screen MFG. Co., Ltd.	1,000	5,471

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

14

	Shares	Market Value (000) $
Daito Trust Construction Co., Ltd. (d)	700	$31,701
Daiwa House Industry Co., Ltd.	4,000	42,993
Daiwa Securities Group, Inc.	10,000	68,416
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	9,738
Denso Corp.	4,300	103,008
Dentsu, Inc.	12	32,886
Dowa Mining Co., Ltd.	3,000	19,563
East Japan Railway Co.	28	154,014
Ebara Corp. (d)	2,000	8,921
Eisai Co., Ltd.	2,000	59,670
FamilyMart Co., Ltd.	700	19,558
FANUC, Ltd.	1,200	74,985
Fast Retailing Co., Ltd.	500	37,658
Fuji Electric Co., Ltd.	4,000	10,340
Fuji Photo Film Co., Ltd.	4,000	140,719
Fuji Soft ABC, Inc. (d)	400	12,595
Fuji Television Network, Inc.	4	8,474
Fujikura, Ltd. (d)	3,000	13,557
Fujisawa Pharmaceutical Co., Ltd.	2,300	59,568
Fujitsu, Ltd. (d)	15,000	94,461
Furukawa Electric Co., Ltd. (a)(d)	6,000	29,796
Goodwill Group, Inc. (d)	4	9,874
Gunma Bank, Ltd. (d)	3,000	15,714
Gunze, Ltd.	2,000	8,727
Hankyu Department Stores, Inc.	1,000	7,648
Hino Motors, Ltd. (d)	2,000	13,275
Hirose Electric Co., Ltd.	200	21,205
Hitachi Cable, Ltd.	1,000	4,227
Hitachi Capital Corp.	600	11,691
Hitachi Chemical Co., Ltd.	800	13,831
Hitachi Construction Machinery Co., Ltd.	1,000	12,420
Hitachi Software Engineering Co., Ltd.	200	4,130
Hitachi, Ltd.	27,000	175,015
Hokkaido Electric Power Co., Inc.	1,400	26,639
Hokugin Financial Group, Inc.	9,000	23,178
Honda Motor Co., Ltd. (d)	6,600	316,210
House Food Corp. (d)	500	7,128
Hoya Corp. (d)	900	93,761
Isetan Co., Ltd.	1,300	15,173
Ishihara Sangyo Kaisha, Ltd.	2,000	4,490
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	8,000	10,884
Ito En, Ltd. (d)	200	9,893
Ito-Yokado Co., Ltd.	2,800	111,020
Itochu Corp.	11,000	49,922
Itochu Techno-Science Corp.	200	8,124
Jafco Co., Ltd.	200	12,070
Japan Airlines System Corp.	7,000	19,864
Japan Real Estate Investment Corp. (d)	2	16,638
Japan Retail Fund Investment Corp.	2	16,268
Japan Tobacco, Inc.	8	75,802
JFE Holding, Inc. (d)	4,600	132,323
JGC Corp.	2,000	17,182
Joyo Bank, Ltd.	5,000	23,421
JSR Corp.	1,700	35,272
Kajima Corp. (d)	9,000	39,009
Kaken Pharmaceutical Co., Ltd.	1,000	$6,297
Kamigumi Co., Ltd. (d)	2,000	15,530
Kanebo, Ltd. (a)	300	3,566
Kaneka Corp.	2,000	21,924
Kansai Electric Power Co.	5,900	114,674
Kansai Paint Co., Ltd.	2,000	12,089
Kao Corp.	5,000	120,505
Katokichi Co., Ltd.	300	5,656
Kawasaki Heavy Industries, Ltd. (d)	10,000	15,063
Kawasaki Kisen Kaisha, Ltd.	4,000	26,822
Keihin Electric Express Railway Co., Ltd. (d)	4,000	23,635
Keio Electric Railway Co., Ltd.	5,000	28,134
Keyence Corp.	300	67,930
Kikkoman Corp.	1,000	9,135
Kinden Corp.	1,000	7,366
Kintetsu Corp. (d)	14,000	46,395
Kirin Brewery Co., Ltd.	6,000	57,551
Kobe Steel, Ltd. (d)	19,000	28,989
Kokuyo Co., Ltd. (d)	600	6,880
Komatsu, Ltd.	8,000	54,500
Konami Co., Ltd. (d)	700	15,272
Konica Minolta Holdings, Inc. (d)	3,500	44,966
Koyo Seiko Co., Ltd.	1,000	12,721
Kubota Corp.	8,000	39,572
Kuraray Co., Ltd.	3,000	24,752
Kurita Water Industries, Ltd.	800	11,125
Kyocera Corp.	1,400	98,639
Kyowa Hakko Kogyo Co., Ltd.	3,000	21,487
Kyushu Electric Power Co.	3,200	63,440
Lawson, Inc.	500	18,027
Leopalace21 Corp. (d)	1,100	18,130
Mabuchi Motor Co., Ltd. (d)	300	20,612
Makita Corp.	1,000	15,462
Marubeni Corp.	10,000	28,377
Marui Co., Ltd. (d)	2,500	33,188
Matsumotokiyoshi Co., Ltd. (d)	400	11,118
Matsushita Electric Industrial Co., Ltd. (d)	19,400	288,643
Matsushita Electric Works, Ltd. (d)	3,000	25,714
Mediceo Holdings Co., Ltd. (d)	1,000	9,281
Meiji Dairies Corp.	2,000	11,254
Meiji Seika Kaisha, Ltd. (d)	2,000	8,805
Meitec Corp. (d)	300	10,554
Millea Holdings, Inc.	13	183,188
Minebea Co., Ltd. (d)	3,000	12,070
Mitsubishi Chemical Corp. (d)	13,000	38,785
Mitsubishi Corp. (d)	9,000	113,965
Mitsubishi Electric Corp.	14,000	68,708
Mitsubishi Estate Co., Ltd.	8,000	90,573
Mitsubishi Gas Chemical Co., Inc.	3,000	14,227
Mitsubishi Heavy Industries, Ltd.	23,000	65,938
Mitsubishi Logistics Corp.	1,000	9,320
Mitsubishi Materials Corp.	10,000	20,797
Mitsubishi Rayon Co., Ltd.	4,000	13,605
Mitsubishi Tokyo Financial Group, Inc.	39	369,543
Mitsui & Co., Ltd. (d)	11,000	95,355
Mitsui Chemicals, Inc.	5,000	26,239

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

15

	Shares	Market Value (000) $
Mitsui Engineering & Shipbuilding Co., Ltd. (d)	5,000	$8,358
Mitsui Fudosan Co., Ltd. (d)	6,000	70,146
Mitsui Mining & Smelting Co., Ltd.	4,000	16,715
Mitsui O.S.K. Lines, Ltd.	8,000	49,679
Mitsui Sumitomo Insurance Co., Ltd. (d)	10,400	91,771
Mitsui Trust Holdings, Inc. (d)	4,300	32,887
Mitsukoshi, Ltd. (d)	3,000	14,402
Mitsumi Electric Co., Ltd. (d)	500	5,549
Mizuho Financial Group, Inc.	66	287,347
Murata Manufacturing Co., Ltd.	1,800	94,111
Namco, Ltd. (d)	600	7,376
NEC Corp.	14,000	77,415
NEC Electronics Corp. (d)	300	13,644
Net One Systems Co., Ltd.	4	16,365
NGK Insulators, Ltd. (d)	2,000	16,657
NGK Spark Plug Co., Ltd.	1,000	9,747
Nichii Gakkan Co. (d)	200	6,822
Nichirei Corp.	2,000	7,464
Nidec Corp. (d)	400	47,036
Nikko Cordial Corp.	13,000	64,937
Nikon Corp. (d)	2,000	22,196
Nintendo Co., Ltd.	800	96,249
Nippon Building Fund, Inc.	2	17,473
Nippon Express Co., Ltd.	6,000	28,338
Nippon Kayaku Co., Ltd.	1,000	5,471
Nippon Light Metal Co., Ltd. (d)	5,000	13,071
Nippon Meat Packers, Inc.	1,000	12,954
Nippon Mining Holdings, Inc. (d)	5,500	27,473
Nippon Oil Corp.	11,000	72,371
Nippon Sanso Corp.	2,000	11,118
Nippon Sheet Glass Co., Ltd. (d)	3,000	11,574
Nippon Shokubai Co., Ltd.	1,000	8,212
Nippon Steel Corp.	50,000	123,421
Nippon Telegraph and Telephone Corp.	45	202,041
Nippon Unipac Holding	7	31,701
Nippon Yusen Kabushiki Kaisha (d)	7,000	37,279
Nippon Zeon Corp.	2,000	16,093
Nishimatsu Construction Co., Ltd. (d)	2,000	6,278
Nissan Chemical Industries, Ltd.	1,000	7,823
Nissan Motor Co., Ltd. (d)	21,300	224,592
Nisshin Seifun Group, Inc.	1,000	11,001
Nisshin Steel Co., Ltd.	8,000	19,125
Nisshinbo Industries, Inc.	1,000	6,851
Nissin Food Products Co., Ltd.	700	17,415
Nitori Co., Ltd. (d)	200	11,914
Nitto Denko Corp.	1,300	67,716
NOK Corp. (d)	700	20,306
Nomura Holdings, Inc.	16,000	224,995
Nomura Research Institute, Ltd.	200	17,765
NSK, Ltd.	4,000	18,620
NTN Corp.	3,000	16,647
NTT Data Corp.	12	35,685
NTT DoCoMo, Inc.	170	295,724
Obayashi Corp.	5,000	31,098
OBIC Co., Ltd.	100	$19,990
Odakyu Electric Railway Co., Ltd. (d)	5,000	27,988
OJI Paper Co., Ltd.	6,000	34,227
Oki Electric Industry Co., Ltd. (a)(d)	4,000	15,821
Okumura Corp.	2,000	11,020
Olympus Corp.	2,000	38,601
Omron Corp.	2,000	45,773
Onward Kashiyama Co., Ltd.	1,000	13,605
Oracle Corp., Japan (d)	300	15,044
Oriental Land Co., Ltd.	500	32,313
ORIX Corp. (d)	700	89,116
Osaka Gas Co., Ltd.	16,000	48,824
Pioneer Corp. (d)	1,200	22,531
Promise Co., Ltd.	700	48,980
Q.P. Corp. (d)	900	7,889
Rakuten, Inc. (d)	4	33,003
Resona Holdings, Inc. (a)	37,000	65,442
Ricoh Co., Ltd.	6,000	106,356
Rinnai Corp. (d)	400	10,087
Rohm Co., Ltd.	900	85,977
Ryohin Keikaku Co., Ltd.	300	14,898
Saizeriya Co., Ltd.	100	1,735
Sanden Corp.	1,000	5,918
Sanken Electric Co., Ltd.	1,000	12,673
Sankyo Co., Ltd.	3,000	58,746
Sankyo Co., Ltd. NPV	400	18,037
Sanwa Shutter Corp.	2,000	11,195
Sanyo Electric Co., Ltd. (d)	12,000	39,650
Sapporo Holdings, Inc. (d)	2,000	8,649
Secom Co., Ltd.	2,000	79,106
Sega Sammy Holdings, Inc. (d)	652	34,533
Seiko Epson Corp. (d)	800	32,731
Seino Transportation Co., Ltd.	1,000	9,087
Sekisui Chemical Co., Ltd.	4,000	26,278
Sekisui House, Ltd.	4,000	44,198
Seven-Eleven Japan Co., Ltd. (d)	3,000	91,545
Sharp Corp.	8,000	128,513
Shimachu Co., Ltd.	400	9,485
Shimamura Co., Ltd.	200	14,888
Shimano, Inc.	600	15,802
Shimizu Corp. (d)	5,000	25,656
Shin-Etsu Chemical Co., Ltd.	3,100	120,204
Shinsei Bank, Ltd. (d)	4,000	26,744
Shionogi & Co., Ltd.	3,000	40,466
Shiseido Co., Ltd.	3,000	41,370
Shizuoka Bank, Ltd. (d)	5,000	43,975
Showa Denko K.K.	7,000	17,075
Showa Shell Sekiyu K.K.	1,100	9,899
Skylark Co., Ltd. (d)	700	11,857
SMC Corp.	500	55,199
Snow Brand Milk Products Co., Ltd. (a)(d)	1,000	3,071
Softbank Corp. (d)	1,900	93,800
Sojitz Holdings Corp. (a)(d)	2,200	9,279
Sompo Japan Insurance, Inc.	6,000	57,493
Sony Corp. (d)	7,900	287,901
Stanley Electric Co., Ltd.	1,200	19,440

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

16

	Shares	Market Value (000) $
Sumitomo Bakelite Co., Ltd.	1,000	$5,821
Sumitomo Chemical Co., Ltd.	11,000	54,840
Sumitomo Corp.	7,000	59,048
Sumitomo Electric Industries, Ltd.	6,000	62,974
Sumitomo Heavy Industries, Ltd. (a)(d)	4,000	13,100
Sumitomo Metal Industries, Ltd.	30,000	39,942
Sumitomo Metal Mining Co., Ltd.	5,000	37,512
Sumitomo Mitsui Financial Group, Inc. (d)	34	236,249
Sumitomo Osaka Cement Co., Ltd.	3,000	6,618
Sumitomo Realty & Development Co., Ltd. (d)	3,000	36,939
Sumitomo Trust & Banking Co., Ltd.	9,000	60,000
Suruga Bank, Ltd.	2,000	15,471
Suzuken Co., Ltd.	300	7,055
T&D Holdings, Inc.	1,600	74,636
Taiheiyo Cement Corp.	7,800	19,557
Taisei Corp.	6,000	23,732
Taisho Pharmaceutical Co., Ltd.	2,000	38,484
Taiyo Yuden Co., Ltd.	1,000	10,214
Takara Holdings, Inc. (d)	2,000	13,469
Takashimaya Co., Ltd.	2,000	18,970
Takeda Chemical Industries, Ltd.	7,500	368,805
Takefuji Corp.	530	34,509
Takuma Co., Ltd.	1,000	7,269
TDK Corp.	1,000	71,817
Teijin, Ltd.	8,000	34,363
Teikoku Oil Co., Ltd. (d)	2,000	10,865
Terumo Corp.	1,300	33,353
THK Co., Ltd. (d)	800	14,616
TIS, Inc.	300	12,711
Tobu Railway Co., Ltd.	6,000	22,332
Toda Corp.	2,000	8,941
Toho Co., Ltd. (d)	1,100	17,639
Tohoku Elecric Power Co., Inc.	3,400	60,367
Tokyo Broadcasting System, Inc.	300	4,755
Tokyo Electric Power Co., Inc.	9,800	234,286
Tokyo Electron, Ltd.	1,400	77,143
Tokyo Gas Co., Ltd. (d)	22,000	88,299
Tokyo Style Co., Ltd.	1,000	11,176
Tokyu Corp. (d)	8,000	40,739
Tokyu Land Corp.	4,000	14,150
Tonen General Sekiyu K.K.	3,000	27,843
Toppan Printing Co., Ltd.	5,000	52,041
Toray Industries, Inc.	10,000	44,023
Toshiba Corp.	24,000	101,924
Tosoh Corp.	4,000	17,532
Tostem Inax Holding Corp.	2,000	35,277
Toto, Ltd. (d)	3,000	26,793
Toyo Seikan Kaisha, Ltd.	1,000	16,356
Toyo Suisan Kaisha, Ltd.	1,000	12,925
Toyobo Co., Ltd.	5,000	11,273
Toyoda Gosei Co., Ltd.	400	7,541
Toyota Industries Corp.	1,700	39,155
Toyota Motor Corp.	24,700	926,550
Trend Micro, Inc.	1,000	52,478
Ube Industries, Ltd.	6,000	9,796
UFJ Holdings, Inc. (a)	32	169,796
Uni-Charm Corp.	400	$18,542
Uniden Corp.	1,000	20,991
UNY Co., Ltd.	1,000	10,816
Ushio, Inc.	1,000	18,309
USS Co., Ltd. (d)	250	22,328
Wacoal Corp.	1,000	11,273
West Japan Railway Co.	14	57,143
World Co., Ltd.	300	10,612
Yahoo Japan Corp. (a)(d)	16	73,703
Yakult Honsha Co., Ltd.	1,000	17,104
Yamada Denki Co., Ltd. (d)	600	25,773
Yamaha Corp.	1,600	22,593
Yamaha Motor Co., Ltd. (d)	1,400	20,503
Yamanouchi Pharmaceutical Co., Ltd.	2,500	91,351
Yamato Transport Co., Ltd.	4,000	57,026
Yamazaki Baking Co., Ltd.	1,000	9,077
Yokogawa Electric Corp. (d)	2,000	27,833
		15,919,846
Luxembourg - 0.1%
Arcelor (d)	4,082	89,922
Oriflame Cosmetics SA (a)	250	5,304
		95,226
Netherlands - 4.8%
ABN AMRO Holding NV	13,653	335,430
Aegon NV (d)	11,887	146,969
Akzo Nobel NV (d)	2,425	100,328
ASML Holding NV (a)	4,117	63,162
Corio NV	362	19,809
DSM NV	639	38,449
Euronext NV	771	23,360
Getronics NV (a)(d)	5,399	11,413
Hagemeyer NV (a)	4,146	8,433
Heineken NV (d)	2,190	69,294
IHC Caland NV	266	16,278
ING Groep NV	15,736	433,048
Koninklijke (Royal) KPN NV (d)	17,725	153,876
Koninklijke (Royal) Numico NV (a)	1,269	45,214
Koninklijke (Royal) Philips Electronics NV	11,506	296,755
Koninklijke Ahold NV (a)	13,846	101,978
Oce NV	661	9,886
Qiagen NV (a)(d)	1,004	11,012
Randstad Holdings NV	492	18,903
Reed Elsevier NV	6,263	83,930
Rodamco Europe NV	383	29,125
Royal Dutch Petroleum Co. (d)	18,247	1,045,540
TNT Post Group NV	2,790	73,145
Unilever NV (d)	4,998	314,355
Vedior NV	1,377	23,103
VNU NV	2,036	61,443
Wereldhave NV	166	16,430
Wolters Kluwer NV	2,353	45,171
		3,595,839

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

17

	Shares	Market Value (000) $
New Zealand - 0.2%
Auckland International Airport, Ltd.	2,438	$13,596
Carter Holt Harvey, Ltd.	5,478	8,734
Contact Energy, Ltd.	2,416	10,917
Fisher & Paykel Appliances Holdings, Ltd., Series H (d)	2,544	7,803
Fisher & Paykel Industries, Ltd. (d)	4,030	8,356
Fletcher Building, Ltd.	3,622	16,003
Independent Newspapers, Ltd.	917	3,527
Sky City Entertainment Group, Ltd.	3,502	12,469
Telecom Corp. of New Zealand, Ltd.	16,796	72,530
Tenon, Ltd.	48	74
Tower, Ltd. (a)	1,563	2,402
Warehouse Group, Ltd.	1,152	3,014
		159,425
Norway - 0.6%
DNB NOR ASA	6,000	56,515
Frontline, Ltd.	341	20,634
Norsk Hydro ASA	1,283	104,945
Norske Skogindustrier ASA	1,031	21,861
Orkla ASA	1,692	52,158
Petroleum Geo-Services ASA (a)	165	9,123
Schibsted ASA	500	13,864
Smedvig ASA, Series A	300	4,514
Statoil ASA	4,858	76,858
Storebrand ASA	1,858	16,516
Tandberg ASA (d)	1,213	13,750
Telenor ASA (d)	6,956	61,265
Tomra Systems ASA (d)	1,501	8,055
Yara International ASA (a)(d)	1,823	23,415
		483,473
Portugal - 0.3%
Banco BPI SA	2,891	11,761
Banco Comercial Portugues SA	15,193	37,973
Banco Espirito Santo SA, Registered	889	15,719
Brisa-Auto Estrada de Portugal SA	3,050	26,762
Cimpor-Cimentos de Portugal, SGPS SA	1,787	9,907
Electridade de Portugal SA	15,268	45,265
Jeronimo Martins SGPS SA (a)	317	4,033
Portugal Telecom SGPS SA	7,451	88,161
PTMultimedia-Servicos de Telecomunicacoes e Multimedia SA	397	9,447
Sonae, SGPS SA	7,598	10,000
		259,028
Singapore - 0.8%
Allgreen Properties, Ltd.	4,000	2,540
Ascendas Real Estate Investment Trust (d)	5,500	6,112
Capitaland, Ltd. (d)	9,000	11,375
CapitaMall Trust	6,600	6,770
Chartered Semiconductor Manufacturing, Ltd. (a)(d)	8,401	5,284
City Developments, Ltd.	4,487	19,178
ComfortDelGro Corp., Ltd.	15,000	13,097
Creative Technology, Ltd. (d)	600	$7,510
Datacraft Asia, Ltd. (a)(d)	3,000	3,210
DBS Group Holdings, Ltd.	10,000	96,474
Fraser & Neave, Ltd.	1,082	9,646
Haw Par Corp., Ltd.	746	2,232
Jardine Cycle & Carriage, Ltd.	566	3,421
Keppel Corp., Ltd.	4,356	21,411
Keppel Land, Ltd.	4,000	5,056
Neptune Orient Lines, Ltd.	9,000	16,211
Oversea-Chinese Banking Corp., Ltd.	9,365	76,624
Overseas Union Enterprise, Ltd.	69	314
Parkway Holdings, Ltd.	7,063	6,038
SembCorp Industries, Ltd.	8,000	7,083
SembCorp Logistics, Ltd.	3,000	4,103
SembCorp Marine, Ltd.	5,000	3,480
Singapore Airlines, Ltd.	4,394	29,244
Singapore Exchange, Ltd.	6,000	6,301
Singapore Land, Ltd.	1,000	2,736
Singapore Post, Ltd.	11,000	5,743
Singapore Press Holdings, Ltd.	14,085	40,593
Singapore Technologies Engineering, Ltd.	12,000	15,534
Singapore Telecommunications, Ltd.	50,700	73,368
SMRT Corp., Ltd.	6,000	3,041
ST Assembly Test Services, Ltd. (a)	9,000	5,083
United Overseas Bank, Ltd.	10,251	85,125
United Overseas Land, Ltd.	3,327	4,713
Venture Corp.	2,000	19,295
Wing Tai Holdings, Ltd. (d)	5,833	3,562
		621,507
Spain - 4.0%
Abertis Infraestructuras SA (d)	2,177	45,150
Acciona SA (d)	309	24,237
Acerinox, SA	1,552	22,758
ACS SA	2,268	47,640
Altadis SA, Series A	2,426	99,080
Amadeus Global Travel Distribution SA, Series A (d)	2,718	23,704
Antena 3 Television (a)	175	11,516
Banco Bilbao Vizcaya Argentaria SA (d)	28,247	464,906
Banco Popular Espanol SA (d)	1,399	88,234
Banco Santander Central Hispano SA (d)	52,023	625,224
Corporacion Mapfre SA	828	11,624
Endesa SA (d)	8,363	180,115
Fomento de Construcciones y Contratas SA (d)	381	15,596
Gamesa Corporacion Tecnologica, SA (d)	1,119	14,758
Gas Natural SDG SA (d)	1,330	38,016
Grupo Ferrovial SA (d)	532	25,674
Iberdrola SA (d)	6,727	158,116
Iberia Lineas Aereas de Espana SA (d)	3,519	11,462
Indra Sistemas SA	1,359	21,337
Industria de Diseno Textil SA (d)	1,858	54,392
Metrovacesa SA (d)	386	18,371
NH Hoteles SA	645	8,060
Promotora de Informaciones SA (d)	590	12,142
Repsol YPF SA (d)	8,035	195,910

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

18

	Shares	Market Value (000) $
Sacyr Vallehermoso SA	950	$14,537
Sociedad General de Aguas de Barcelona SA	450	8,411
Sogecable SA (a)(d)	386	16,380
Telefonica Publicidad e Informacion SA (d)	1,278	10,432
Telefonica SA	39,103	687,248
Union Electrica Fenosa SA (d)	1,814	46,689
Zeltia SA (a)(d)	1,161	8,489
		3,010,208
Sweden - 2.6%
Alfa Laval AB	844	13,256
Assa Abloy AB, Series B (d)	2,716	42,252
Atlas Copco AB, Series A (d)	885	38,998
Atlas Copco AB, Series B	700	28,449
Axfood AB	165	5,257
Billerud Aktiebolag (d)	411	6,883
Capio AB (a)	751	8,385
Castellum AB	281	9,768
D. Carnegie & Co., AB	580	6,692
Electrolux AB	2,505	55,192
Elekta AB (a)	291	7,971
Eniro AB	1,353	13,294
Gambro AB, Series A	1,700	22,081
Gambro AB, Series B	600	7,548
Getinge AB	1,254	15,588
Hennes & Mauritz AB (H&M), Series B	4,085	131,356
Hoganas AB, Series B	207	5,362
Holmen AB, Series B	500	17,455
Lundin Petroleum AB (a)	1,658	11,230
Modern Times Group MTG AB (a)	375	9,546
Nordea AB	19,150	188,156
OMHEX AB (a)	700	8,858
Sandvik AB (d)	1,900	76,936
SAS AB (a)(d)	530	4,379
Scania AB	900	35,505
Securitas AB, Series B (d)	2,716	43,061
Skandia Forsakrings AB	8,878	36,874
Skandinaviska Enskilda Banken (SEB), Series A (a)	4,154	79,156
Skanska AB	3,400	39,986
SKF AB, Series B	767	32,656
SSAB Svenskt Stal AB, Series A	400	9,647
SSAB Svenskt Stal AB, Series B	200	4,734
Svenska Cellulosa AB (SCA), Series B	1,733	72,237
Svenska Handelsbanken AB, Series A	4,751	115,994
Swedish Match AB (d)	3,205	36,381
Tele2 AB, Series B (d)	889	34,939
Telefonaktiebolaget LM Ericsson (a)	129,192	430,813
TeliaSonera AB	16,386	100,014
Trelleborg AB, Series B	500	8,299
Volvo AB, Series A	1,000	39,376
Volvo AB, Series B (d)	1,885	77,030
Wihlborgs Fastigheter AB	748	14,866
WM-Data AB, Series B	2,000	4,555
		1,951,015
Switzerland - 6.9%
ABB, Ltd. (a)	16,475	$101,767
Adecco SA	1,163	57,961
Ciba Specialty Chemicals AG	580	41,857
Clariant AG	1,927	30,012
Compagnie Financiere Richemont AG	4,611	140,187
Credit Suisse Group	9,952	388,143
Geberit AG	29	20,458
Givaudan SA (d)	61	40,356
Holcim, Ltd. (d)	1,625	93,106
Kudelski SA (a)(d)	275	10,339
Kuoni Reisen Holding AG, Series B	25	10,617
Logitech International SA (a)	353	20,675
Lonza Group AG	308	16,647
Micronas Semiconductor Holding AG (a)	313	13,526
Nestle SA	3,552	911,608
Nobel Biocare Holding AG	218	39,193
Novartis AG	20,961	1,004,186
Phonak Holding AG	416	13,140
Rieter Holding AG	45	13,089
Roche Holding AG (d)	6,186	651,329
Serono SA	54	34,730
SGS Societe Generale de Surveillance Holding SA	35	23,370
Straumann Holding AG	77	16,823
Sulzer AG	29	11,018
Swatch Group AG, Registered (a)	283	39,010
Swatch Group AG, Series B (a)	461	12,984
Swiss Reinsurance Co. (a)	2,831	189,156
Swisscom AG	234	91,828
Syngenta AG	946	100,020
Synthes, Inc. (a)	390	42,227
UBS AG (d)	9,413	760,671
Unaxis Holding AG (a)	117	12,370
Valora Holding AG	34	8,249
Zurich Financial Services AG	1,265	194,684
		5,155,336
United Kingdom - 24.7%
3i Group PLC	5,449	68,055
Aegis Group PLC	8,948	17,571
Aggreko PLC	2,059	6,050
Alliance Unichem PLC	1,897	26,067
AMEC PLC	2,420	13,702
Amvescap PLC	6,540	40,090
ARM Holdings PLC	7,769	15,293
Arriva PLC	1,660	15,545
Associates British Ports Holdings PLC	2,535	22,783
AstraZeneca Group PLC	14,475	565,727
Aviva PLC	19,314	213,905
BAAPLC	9,414	104,711
BAE Systems PLC	26,823	125,722
Balfour Beatty PLC	3,378	19,464
Barclays PLC	55,324	570,955
Barratt Developments PLC	1,841	18,067
BBA Group PLC	3,401	18,817

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

19

	Shares	Market Value (000) $
Bellway PLC	963	$13,104
Berkeley Group Holdings PLC	925	21,055
BG Group PLC	30,235	209,755
BHP Billiton PLC	21,162	247,516
BOC Group PLC	4,395	78,619
Boots Group PLC	6,369	76,806
BP PLC (c)	188,192	1,920,602
BPB PLC	3,882	32,644
Brambles Industries PLC	5,606	27,963
British Airways PLC (a)	4,154	17,624
British America Tobacco PLC	13,289	223,242
British Land Co. PLC	4,325	67,696
British Sky Broadcasting PLC	10,785	114,962
BT Group PLC	73,435	272,972
Bunzl PLC	3,620	30,891
Cable & Wireless PLC	19,144	41,526
Cadbury Schweppes PLC	17,622	157,278
Capita Group PLC	6,539	44,614
Carnival PLC	1,484	82,929
Cattles PLC	2,458	17,428
Centrica PLC	32,761	155,119
Close Brothers Group PLC	1,076	14,662
Cobham PLC	860	23,701
Compass Group PLC	18,498	81,046
Cookson Group PLC (a)	16,253	10,483
Corus Group PLC (a)	36,263	37,944
Daily Mail & General Trust	2,991	41,186
Davis Service Group PLC	1,623	12,206
De La Rue PLC	1,472	9,466
Diageo PLC	27,072	378,727
Dixons Group PLC	17,858	49,744
DX Services PLC (a)	808	4,664
Eircom Group PLC (a)	4,059	9,174
Electrocomponents PLC	3,378	18,916
EMAP PLC	2,499	38,208
EMI Group PLC	7,716	35,650
Enterprise Inns PLC	3,391	44,263
Exel PLC	2,910	41,071
FirstGroup PLC	3,346	21,614
FKI PLC	4,708	11,944
Friends Provident PLC	15,909	46,595
George Wimpey PLC	2,961	20,231
GKN PLC	5,737	24,697
GlaxoSmithKline PLC	50,985	1,072,815
Great Portland Estates PLC	1,052	6,434
Group 4 Securicor PLC (a)	9,274	22,421
GUS PLC	8,670	144,819
Hammerson PLC	2,165	32,936
Hanson PLC	5,921	47,414
Hays PLC	16,161	37,372
HBOS PLC	34,133	477,834
Hilton Group PLC	13,833	68,273
HMV Group PLC	3,349	15,297
HSBC Holdings PLC (c)	94,989	1,617,506
ICAP PLC	4,187	19,165
IMI PLC	2,689	19,477
Imperial Chemical Industries PLC	9,506	$43,057
Imperial Tobacco Group PLC	6,233	162,363
Inchcape PLC	677	21,154
Intercontinental Hotels Group PLC	5,956	75,866
International Power PLC (a)	13,336	38,613
Intertek Group PLC	1,331	17,933
Invensys PLC (a)	65,649	21,956
ITV PLC	36,322	76,185
J Sainsbury PLC	11,034	55,091
Johnson Matthey PLC	2,156	41,719
Kelda Group PLC	2,968	30,574
Kesa Electricals PLC	4,112	21,258
Kidde PLC	6,723	19,530
Kingfisher PLC	20,442	112,515
Land Securities Group PLC	4,043	99,289
Legal & General Group PLC	57,179	116,108
Liberty International PLC	1,888	31,969
Lloyds TSB Group PLC	48,403	389,679
LogicaCMG PLC	7,997	28,198
London Stock Exchange PLC	2,289	17,881
Man Group PLC	2,268	64,584
Marconi Corp. PLC (a)	1,808	19,747
Marks & Spencer Group PLC	13,513	84,772
Meggitt PLC	3,574	17,452
MFI Furniture Group PLC	4,959	11,017
Misys PLC	4,515	18,315
Mitchells & Butlers PLC	4,013	23,219
National Express Group PLC	1,207	17,393
National Grid Transco PLC	26,332	240,928
Next PLC	2,157	66,123
Novar PLC	3,484	10,820
Pearson PLC	6,997	82,106
Peninsular & Oriental Steam Navigation Co.	5,734	32,985
Persimmon PLC	2,099	24,811
Pilkington PLC	8,522	17,468
Premier Farnell PLC	3,169	12,385
Provident Financial PLC	1,977	23,218
Prudential PLC	20,018	159,725
Punch Taverns PLC	2,251	25,909
Rank Group PLC	5,839	33,868
Reckitt Benckiser PLC	5,105	150,542
Reed Elsevier PLC	11,005	101,060
Rentokil Initial PLC	14,547	39,478
Reuters Group PLC	12,644	92,792
Rexam PLC	4,348	37,539
Rio Tinto PLC	9,119	267,168
RMC Group PLC	2,404	38,685
Rolls-Royce Group PLC	14,683	73,872
Rolls-Royce Group PLC, Class B	466,919	981
Royal & Sun Alliance Insurance Group PLC	27,983	39,441
Royal Bank of Scotland Group PLC	26,014	799,444
SABMiller PLC	7,040	118,467
Sage Group PLC	11,895	43,875
Schroders PLC	1,006	13,151
Scottish & Newcastle PLC	6,460	52,964
Scottish & Southern Energy PLC	7,539	118,579

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

20

	Shares	Market Value (000) $
Scottish Power PLC	15,922	$117,609
Serco Group PLC	3,519	15,014
Severn Trent PLC	3,079	52,342
Shell Transport & Trading Co. PLC	83,400	701,316
Signet Group PLC	13,573	27,172
Slough Estates PLC	3,269	30,160
Smith & Nephew PLC	8,231	83,923
Smiths Group PLC	4,960	72,564
SSLInternational PLC	1,537	8,298
Stagecoach Group PLC	6,770	12,356
Tate & Lyle PLC	3,133	29,474
Taylor Woodrow PLC	6,100	27,047
Tesco PLC	66,759	384,674
TI Automotive, Ltd., Class A (a)	4,947	0
Tomkins PLC	7,566	35,788
Trinity Mirror PLC	2,724	32,407
Unilever PLC	23,619	216,218
United Business Media PLC	2,602	23,919
United Utilities PLC	4,471	48,107
United Utilities PLC, Class A	2,500	17,786
Vodafone Group PLC (e)	578,846	1,570,892
Whitbread PLC	2,358	35,962
William Hill PLC	4,116	40,905
Wolseley PLC	5,079	87,458
WPP Group PLC	9,778	108,012
Yell Group PLC	6,782	56,091
		18,506,139

Total Common Stocks (cost $54,894,874)		72,733,126

Preferred Stocks - 0.2%

Germany - 0.2%
Fresenius Medical Care AG	202	11,255
Henkel KGAA	548	46,401
Porsche AG	66	42,091
ProSieben Sat.1 Media AG	673	11,282
RWE AG	301	13,605
Volkswagen AG	1,100	36,033
		160,667
New Zealand - 0.0%
Tenon, Ltd.	366	563

Switzerland - 0.0%
Schindler Holding AG	60	21,321
Total Preferred Stocks (cost $146,658)		182,551

Rights - 0.0%

Belgium - 0.0%
Colruyt SA (a)	150	243

Germany - 0.0%
KarstadtQuelle AG (a)	365	810

Italy - 0.0%
Banca Nazionale del Lavoro SpA (a)	8,809	1,279

Spain - 0.0%
Sociedad General de Aguas de Barcelona, SA (a)	450	$84

Total Rights (cost $1,094)		2,416

Warrants - 0.0%

Hong Kong - 0.0%
Kingboard Chemical (a) (cost $0)	400	201

Short Term Investments - 21.3%

United States - 21.3%
AIM Short Term Investment Prime Portfolio (c)	707,029	707,029
AIM Treasury Fund (c)	335,928	335,928
Federated Money Market Obligations Trust (c)	570,845	570,845
State Street Navigator Securities Lending Prime Portfolio (b)(g)	14,350,308	14,350,308
		15,964,110

Total Short Term Investments (cost $15,964,110)		15,964,110
Total Investments - 118.5% (cost $71,005,642) (f)(h)(i)		88,880,030

Other Assets and Liabilities (Net) - (18.5%)		(13,880,467)

Net Assets - 100.0%		$74,999,563

(a)  Non-income producing security.

(b)  Security represents investment made with cash collateral from securities loaned.

(c)  All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(d)  All or a portion of these securities were on loan at November 30, 2004.

(e)  All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

(f)   Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at November 30, 2004 was $18,301,821 and $427,433, respectively, resulting in net unrealized appreciation of investments of $17,874,388.

(g)  Affiliated Issuer. See affiliated issuer table for more information.

(h)  Includes $13,585,543 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for loaned of $14,350,308. In addition, the custodian held securities having an aggregate value of $24,042 as collateral for portfolio securities loaned. See securities collateral table for more information.

(i)   Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basisof the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equiies, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC (International Data Corporation) spot rate. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Abbreviations

ADR - American Depository Receipts

NPV - No Par Value

NV - Non-voting

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

21

	Number of Contracts	Unrealized Appreciation/ (Depreciation) (000) $
Schedule of Futures Contracts (long)
SPI 200 Index Futures Expiration date 12/2004	3	$14,315
CAC 40 Euro Futures Expiration date 12/2004	4	4,082
Hang Seng Index Futures Expiration date 12/2004	2	594
TOPIX Index Futures Expiration date 12/2004	4	(6,967)
Financial Times Stock Exchange
100 Index Futures Expiration date 12/2004	3	4,454
MIB 30 Index Futures Expiration date 12/2004	3	35,785
Net unrealized depreciation on open futures contracts purchased		$52,263

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

22

Open Forward
Foreign
Currency
Purchase	USD Face	USD Current	Unrealized
Contracts	value	value	Gain	Loss

Australian Dollar
Local Contract amount - 247,000	$192,655	$189,331	$—	$3,324
Settlement Date - 02/23/05

Euro Dollar
Local Contract amount - 594,000	775,395	790,090	14,696	—
Settlement Date - 02/23/05

Hong Kong Dollar
Local Contract amount - 1,233,000	159,395	159,265	—	130
Settlement Date - 02/23/05

Japanese Yen
Local Contract amount - 35,400,000	345,298	345,946	648	—
Settlement Date - 02/23/05

Pound Sterling
Local Contract amount - 192,000
Settlement Date - 02/23/05	354,374	364,926	10,552	—

Total Open Forward Foreign Currency
Purchase Contracts	$1,827,117	$1,849,558	$25,895	$3,454

Affiliated Issuer Table

	Number of	Shares Purchased	Shares Sold	Number of
Security	Shares held	For the Eleven months	For the Eleven months	Shares held
Description	at 12/31/03	Ended 11/30/04	Ended 11/30/04	at 11/30/04
State Street Navigator Securities Lending Prime Portfolio	18,284,032	43,237,769	47,171,493	14,350,308

	Income Earned
Security	For the Eleven months	Realized Gain
Description	Ended 11/30/04	on shares sold
State Street Navigator Securities Lending Prime Portfolio	$104,256	$—

Securities Collateral Table

	Principal	Maturity	Interest
	Amount	Dates	Rates	Value
U.S. Treasury Bond	$639	02/15/27	6.625%	$783
U.S. Treasury Bond Stripped Principle	49	11/15/18	9.000	24
U.S. Treasury Bond Stripped Principle	14,453	01/15/21	8.000	5,988
U.S. Treasury Bond Stripped Principle	12,240	08/15/25	6.875	4,117
Federal Republic of Germany	1,618	02/15/08	4.250	2,327
Federal Republic of Germany	1,471	01/04/10	5.375	2,260
Federal Republic of Germany	1,000	01/04/11	5.250	1,538
Federal Republic of Germany	382	07/04/11	5.000	568
Federal Republic of Germany	2,339	01/04/12	5.000	3,552
Federal Republic of Germany	441	07/04/14	4.250	620
Federal Republic of Germany	1,294	01/04/24	6.250	2,265
				$24,042

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

23

Industry Concentration as a Percentage of Net Assets:
Financials	26.5%
Consumer Discretionary	12.7%
Industrials	9.6%
Energy	8.6%
Telecommunication Services	8.0%
Health Care	7.8%
Consumer Staples	7.5%
Materials	6.9%
Information Technology	5.0%
Utilities	4.6%
Cash, receivables, and other assets, less liabilities	2.8%
100.0%

For information on the Portfolio’s other significant accounting policices, please refer to the
Portfolio’s most recent semi-annual or annual financial statements.

See notes to financial statements.

Financial Statements of the MSCI® EAFE® Index Portfolio

24

IQR-11/04

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Special Equity Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Quarterly Report

November 30, 2004

SSgA Funds
Equity Funds

Quarterly Report

November 30, 2004 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Consumer Discretionary - 12.6%
Abercrombie & Fitch Co. Class A	2,400	109
Autonation, Inc. (Æ)	12,900	239
Autozone, Inc. (Æ)	9,700	830
Barnes & Noble, Inc. (Æ)	8,300	225
Best Buy Co., Inc.	3,800	214
BJ's Wholesale Club, Inc. (Æ)	30,100	894
Black & Decker Corp.	5,600	471
Claire's Stores, Inc.	5,400	110
Coach, Inc. (Æ)	17,600	877
Comcast Corp. Class A (Æ)	14,733	443
eBay, Inc. (Æ)	5,200	585
Federated Department Stores	26,000	1,425
Ford Motor Co.	112,950	1,602
Gannett Co., Inc.	300	25
Gap, Inc. (The)	66,100	1,444
Harley-Davidson, Inc.	14,100	815
Harrah's Entertainment, Inc.	10,600	651
Harte-Hanks, Inc. Class C (Ñ)	45,800	1,183
Hearst-Argyle Television, Inc. Class C (Ñ)	2,300	59
Hilton Hotels Corp.	5,300	109
Home Depot, Inc.	44,800	1,870
International Game Technology	11,500	407
Jones Apparel Group, Inc.	6,100	217
KB Home	5,200	457
Kmart Holding Corp. (Æ)(Ñ)	3,700	380
Limited Brands, Inc.	12,700	310
Liz Claiborne, Inc.	27,300	1,121
Lowe's Cos., Inc.	7,000	387
Marriott International, Inc. Class A	7,300	415
McDonald's Corp.	69,600	2,140
MGM Mirage (Æ)	4,700	274
NVR, Inc. (Æ)	1,700	1,175
Radio One, Inc. Class D (Æ)(Ñ)	1,200	17
RadioShack Corp.	1,800	57
Rent-A-Center, Inc. Class C (Æ)	7,250	185
Sherwin-Williams Co. (The)	30,100	1,342
Stanley Works (The)	23,000	1,075
Staples, Inc.	28,000	893
Starwood Hotels & Resorts Worldwide, Inc. (ö)	10,400	544
Timberland Co. Class A (Æ)	11,700	741
Time Warner, Inc. (Æ)	172,350	3,052
TJX Cos., Inc.	2,600	61
Viacom, Inc. Class B	74,200	2,575
Walt Disney Co.	64,700	1,739
		33,744

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 9.8%
Adolph Coors Co. Class B (Ñ)	8,000	599
Altria Group, Inc.	29,300	1,684
Anheuser-Busch Cos., Inc. Class .	38,900	1,949
Campbell Soup Co.	11,400	325
Clorox Co.	3,500	193
Coca-Cola Co. (The)	81,500	3,204
Coca-Cola Enterprises, Inc.	28,100	584
Colgate-Palmolive Co.	13,000	598
Gillette Co. (The)	50,900	2,214
Kimberly-Clark Corp.	2,200	140
Pepsi Bottling Group, Inc.	2,000	56
PepsiCo, Inc.	58,500	2,920
Procter & Gamble Co.	83,800	4,482
Sysco Corp.	2,200	76
Tyson Foods, Inc. Class A	45,000	738
Walgreen Co.	6,500	248
Wal-Mart Stores, Inc.	118,200	6,153
		26,163
Energy - 7.2%
BJ Services Co.	7,300	370
Burlington Resources, Inc.	38,300	1,778
ChevronTexaco Corp.	43,720	2,387
ConocoPhillips	2,900	264
Exxon Mobil Corp.	182,316	9,345
FMC Technologies, Inc. (Æ)	700	23
Kerr-McGee Corp.	23,800	1,481
Marathon Oil Corp.	25,700	1,014
Occidental Petroleum Corp.	11,000	662
Pride International, Inc. (Æ)	10,000	196
Schlumberger, Ltd.	8,800	578
Smith International, Inc. (Æ)	200	12
Sunoco, Inc. (Ñ)	10,700	883
Transocean, Inc. (Æ)	3,400	137
		19,130
Financials - 20.1%
Aflac, Inc.	31,100	1,170
Allstate Corp. (The)	37,400	1,889
AMBAC Financial Group, Inc.	3,800	309
American Express Co.	52,400	2,919
American Financial Group, Inc. (Ñ)	4,500	142
American International Group, Inc.	77,925	4,937
AmeriCredit Corp. (Æ)	900	19
Apartment Investment & Management Co. Class A (ö)	15,700	571
Bank of America Corp.	124,052	5,740
Bear Stearns Cos., Inc. (The)	14,800	1,444
Capital One Financial Corp.	8,900	699
Charles Schwab Corp. (The)	15,700	169

Disciplined Equity Fund

3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc.	152,200	6,811
Countrywide Financial Corp.	16,900	561
Fannie Mae	30,000	2,061
Federated Investors, Inc. Class B	30,800	906
Fifth Third Bancorp	6,900	347
Freddie Mac	10,900	744
Goldman Sachs Group, Inc.	400	42
JPMorgan Chase & Co.	98,072	3,692
Keycorp	44,600	1,485
Loews Corp.	9,300	650
Marsh & McLennan Cos., Inc.	2,900	83
MBNA Corp.	67,050	1,781
Mellon Financial Corp.	19,700	576
Merrill Lynch & Co., Inc.	27,700	1,543
Metlife, Inc.	12,300	480
Mills Corp. (The) (ö)	1,300	77
Morgan Stanley	7,900	401
North Fork BanCorp., Inc.	26,100	752
Old Republic International Corp.	11,850	296
PNC Financial Services Group, Inc.	22,500	1,224
Principal Financial Group	8,000	301
Progressive Corp. (The)	9,000	819
Protective Life Corp.	19,000	795
Providian Financial Corp. (Æ)	24,300	390
Rayonier, Inc. (ö)(Ñ)	204	10
St. Paul Travelers Cos., Inc. (The)	1,170	43
SunTrust Banks, Inc.	3,900	278
Torchmark Corp.	3,400	187
US Bancorp	8,200	243
Wachovia Corp.	55,300	2,862
Washington Mutual, Inc.	27,378	1,115
Wells Fargo & Co.	35,500	2,193
		53,756
Health Care - 12.9%
Abbott Laboratories	38,300	1,607
Aetna, Inc.	600	71
AmerisourceBergen Corp.	2,300	136
Amgen, Inc. (Æ)	24,888	1,494
Anthem, Inc. (Æ)(Ñ)	11,400	1,155
Bausch & Lomb, Inc.	5,900	347
Beckman Coulter, Inc.	15,400	1,008
Becton Dickinson & Co.	7,300	400
Bristol-Myers Squibb Co.	22,400	526
Cardinal Health, Inc.	7,200	376
Caremark Rx, Inc. (Æ)	2,200	79
Charles River Laboratories International, Inc. (Æ)	6,400	299
Cigna Corp.	20,200	1,414
CR Bard, Inc.	9,600	575
DaVita, Inc. (Æ)	19,650	653

	Principal Amount ($) or Shares	Market Value $
Edwards Lifesciences Corp. (Æ)	3,500	132
Eli Lilly & Co.	24,700	1,317
Fisher Scientific International (Æ)(Ñ)	2,092	118
Hospira, Inc. (Æ)	3,830	123
Humana, Inc. (Æ)	19,000	472
IMS Health, Inc.	32,100	724
Invitrogen Corp. (Æ)	10,000	605
Johnson & Johnson	91,930	5,545
Medtronic, Inc.	25,400	1,220
Merck & Co., Inc.	62,100	1,740
Pfizer, Inc.	219,255	6,089
St. Jude Medical, Inc. (Æ)	19,000	725
UnitedHealth Group, Inc.	30,700	2,543
Waters Corp. (Æ)	27,200	1,269
WeLLChoice, Inc. (Æ)	4,000	196
WellPoint Health Networks (Æ)	4,700	588
Wyeth	12,300	490
Zimmer Holdings, Inc. (Æ)	4,700	384
		34,420
Industrials - 11.7%
3M Co.	33,200	2,642
Alliant Techsystems, Inc. (Æ)	1,900	125
Aramark Corp. Class B	32,800	858
Burlington Northern Santa Fe Corp.	400	18
Cendant Corp.	57,500	1,304
CNF, Inc.	2,500	117
Cummins, Inc.	10,700	852
Danaher Corp.	22,600	1,285
Deere & Co.	5,400	387
Emerson Electric Co.	6,600	441
General Dynamics Corp.	16,000	1,734
General Electric Co.	246,400	8,714
Hughes Supply, Inc.	200	7
Ingersoll-Rand Co. Class A	15,000	1,116
L-3 Communications Holdings, Inc.	8,600	640
Lockheed Martin Corp.	10,000	608
Masco Corp.	8,000	282
Northrop Grumman Corp.	4,000	225
Pentair, Inc.	4,000	160
Precision Castparts Corp.	2,400	156
Rockwell Collins, Inc.	1,600	64
Textron, Inc.	11,500	835
Tyco International, Ltd.	53,400	1,814
Union Pacific Corp.	1,200	76
United Defense Industries, Inc. (Æ)	12,700	575
United Parcel Service, Inc. Class B	34,700	2,920
United Technologies Corp.	20,100	1,961
Yellow Roadway Corp. (Æ)	23,000	1,216
		31,132

Disciplined Equity Fund

4

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Information Technology - 16.6%
Adobe Systems, Inc.	4,600	279
Affiliated Computer Services, Inc. Class A (Æ)	12,600	746
Altera Corp. (Æ)	11,700	265
Arrow Electronics, Inc. (Æ)	500	12
Atmel Corp. (Æ)	84,700	301
Automatic Data Processing, Inc.	25,000	1,138
BMC Software, Inc. (Æ)	42,300	786
Cisco Systems, Inc. (Æ)	197,500	3,695
Citrix Systems, Inc. (Æ)	38,200	902
Computer Associates International, Inc.	19,000	580
Computer Sciences Corp. (Æ)	9,400	509
Cree, Inc. (Æ)(Ñ)	16,700	598
Dell, Inc. (Æ)	85,300	3,456
EMC Corp. (Æ)	36,800	494
First Data Corp.	37,400	1,537
Hewlett-Packard Co.	28,263	565
Intel Corp.	190,300	4,253
International Business Machines Corp.	53,400	5,032
Intuit, Inc. (Æ)	9,100	381
JDS Uniphase Corp. (Æ)(Ñ)	121,800	386
LSI Logic Corp. (Æ)(Ñ)	63,400	335
Lucent Technologies, Inc. (Æ)(Ñ)	16,400	64
McAfee, Inc. (Æ)	36,200	1,046
MEMC Electronic Materials, Inc. (Æ)(Ñ)	60,900	647
Microchip Technology, Inc.	8,000	225
Microsoft Corp.	279,300	7,488
Motorola, Inc.	38,000	732
National Semiconductor Corp.	23,400	362
NCR Corp. (Æ)	2,200	131
Oracle Corp. (Æ)	46,900	594
QLogic Corp. (Æ)	17,400	598
Qualcomm, Inc.	53,600	2,231
Scientific-Atlanta, Inc. Class C	300	9
Texas Instruments, Inc.	8,600	208
Thermo Electron Corp. (Æ)	26,600	805
Total System Services, Inc. (Ñ)	7,600	196
VeriSign, Inc. (Æ)	14,500	477
Vishay Intertechnology, Inc. (Æ)	9,100	133
Xerox Corp. (Æ)	9,800	150
Yahoo!, Inc. (Æ)	53,600	2,016
		44,362

	Principal Amount ($) or Shares	Market Value $
Materials - 3.0%
Ball Corp.	3,600	161
Ecolab, Inc.	2,100	73
Engelhard Corp.	42,400	1,267
Georgia-Pacific Corp.	19,600	718
Louisiana-Pacific Corp.	46,000	1,126
Newmont Mining Corp.	6,300	298
Pactiv Corp. (Æ)	19,900	495
Phelps Dodge Corp.	11,400	1,107
PPG Industries, Inc.	4,000	270
Sealed Air Corp. (Æ)	20,700	1,064
United States Steel Corp. (Ñ)	27,200	1,424
		8,003
Telecommunication Services - 2.8%
American Tower Corp. Class A (Æ)	5,200	94
BellSouth Corp.	1,400	38
CenturyTel, Inc.	36,300	1,195
Citizens Communications Co.	13,400	192
Nextel Communications, Inc. Class A (Æ)	20,400	581
Qwest Communications International (Æ)	180,300	721
SBC Communications, Inc.	34,518	869
Sprint Corp.	1,950	44
Verizon Communications, Inc.	88,500	3,649
		7,383
Utilities - 2.8%
Centerpoint Energy, Inc.	1,500	17
Dominion Resources, Inc.	19,200	1,257
Energy East Corp.	3,400	86
Exelon Corp.	44,900	1,873
FPL Group, Inc.	600	42
Kinder Morgan, Inc.	6,100	423
NiSource, Inc.	24,700	538
Northeast Utilities	4,100	75
PG&E Corp. (Æ)	5,400	180
Progress Energy, Inc.	8,300	364
SCANA Corp. (Ñ)	6,800	261
Southern Co. (The)	54,600	1,790
TXU Corp. (Ñ)	7,000	440
		7,346
Total Common Stocks (cost $246,402)		265,439

Disciplined Equity Fund

5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.3%
AIM Short Term Investment Treasury Portfolio	1,491	1
Federated Investors Prime Cash Obligation Fund	437,270	437
United States Treasury Bill (ç)(ÿ)(§) 1.550% due 12/09/04	50	50
1.600% due 12/09/04	200	200
1.630% due 12/09/04	50	50
Total Short-Term Investments (cost $738)		738
Other Securities - 3.1%
State Street Navigator Securities Prime Lending Portfolio (x)	8,357,588	8,358
Total Other Securities (cost $8,358)		8,358
Total Investments - 102.9% (identified cost $255,498)		274,535
Other Assets and Liabilities Net - (2.9%)		(7,757)
Net Assets - 100.0%		266,778

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 12/04 (1)	294	(3)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(3)

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

6

SSgA
Small Cap Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.4%
Consumer Discretionary - 14.9%
Aftermarket Technology Corp. (Æ)	102,377	1,783
American Greetings Class A	160,500	4,273
Ameristar Casinos, Inc. (Ñ)	109,189	4,395
California Pizza Kitchen, Inc. (Æ)	113,600	2,846
Coldwater Creek, Inc. (Æ)(Ñ)	235,600	6,173
Dave & Buster's, Inc. (Æ)(Ñ)	54,500	1,019
Emmis Communications Corp. Class A (Æ)	189,300	3,500
Genesco, Inc. (Æ)(Ñ)	43,600	1,290
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	504,800	6,371
Guess ?, Inc. (Æ)	247,700	3,592
Hooker Furniture Corp. (Ñ)	52,500	1,226
Jack in the Box, Inc. (Æ)	191,900	7,250
K-Swiss, Inc. Class A	163,700	4,435
Lin TV Corp. Class A (Æ)(Ñ)	96,200	1,734
Midas, Inc. (Æ)	82,700	1,597
Nautilus Group, Inc. (Ñ)	191,700	4,177
Pantry, Inc. (The) (Æ)(Ñ)	112,702	3,102
Papa John's International, Inc. (Æ)(Ñ)	83,078	2,955
Penn National Gaming, Inc. (Æ)(Ñ)	155,500	8,205
Phillips-Van Heusen	182,100	4,971
RH Donnelley Corp. (Æ)	127,400	6,969
Scholastic Corp. (Æ)	122,200	4,025
School Specialty, Inc. (Æ)(Ñ)	72,500	2,755
Steinway Musical Instruments (Æ)	40,300	1,139
Tenneco Automotive, Inc. (Æ)	126,800	1,965
Thomas Nelson, Inc.	65,600	1,620
Universal Electronics, Inc. (Æ)	92,100	1,681
Water Pik Technologies, Inc. (Æ)	75,300	1,295
Wolverine World Wide, Inc.	67,300	2,016
		98,359
Consumer Staples - 1.9%
Chattem, Inc. (Æ)(Ñ)	116,400	4,216
Corn Products International, Inc.	101,900	5,545
Nash Finch Co. (Ñ)	77,982	2,894
		12,655
Energy - 6.2%
Cal Dive International, Inc. (Æ)	126,100	5,430
Comstock Resources, Inc. (Æ)	205,800	4,468
Energy Partners, Ltd. (Æ)(Ñ)	175,600	3,401
Frontier Oil Corp.	140,000	3,731
Maverick Tube Corp. (Æ)	16,400	520
Overseas Shipholding Group	79,200	5,203
Remington Oil & Gas Corp. (Æ)	165,500	4,791
Tesoro Corp. (Æ)	104,600	3,464
Veritas DGC, Inc. (Æ)	72,900	1,706

	Principal Amount ($) or Shares	Market Value $
Vintage Petroleum, Inc.	201,400	4,884
Whiting Petroleum Corp. (Æ)	101,500	3,455
		41,053
Financials - 19.2%
Acadia Realty Trust (ö)	114,700	1,738
Affiliated Managers Group (Æ)(Ñ)	44,650	2,830
American Financial Realty Trust (ö)	190,600	2,838
American Home Mortgage Investment Corp. (ö)	67,800	2,220
American Physicians Capital, Inc. (Æ)	41,600	1,386
AmerUs Group Co. (Ñ)	113,600	4,950
Asset Acceptance Capital Corp. (Æ)(Ñ)	73,400	1,513
BankAtlantic Bancorp, Inc. Class A	262,200	4,982
Capital Automotive REIT (ö)	128,500	4,332
Columbia Banking System, Inc.	46,600	1,183
Commercial Federal Corp.	204,000	5,943
Community Bank System, Inc.	54,200	1,501
Corus Bankshares, Inc.	51,000	2,482
Dime Community Bancshares	46,750	858
Federal Agricultural Mortgage Corp. Class C (Ñ)	64,000	1,450
FelCor Lodging Trust, Inc. (Æ)(ö)(Ñ)	323,500	4,186
Financial Federal Corp. (Æ)(Ñ)	101,300	3,896
First Community Bancshares, Inc. (Ñ)	15,000	534
First Merchants Corp. (Ñ)	33,000	889
FirstFed Financial Corp. (Æ)	84,474	4,445
Flagstar Bancorp, Inc. (Ñ)	43,300	944
Flushing Financial Corp. (Ñ)	62,000	1,318
FPIC Insurance Group, Inc. (Æ)(Ñ)	48,300	1,595
Hancock Holding Co.	38,200	1,299
Heritage Property Investment Trust (ö)(Ñ)	131,500	4,221
Highwoods Properties, Inc. (ö)	167,300	4,328
IMPAC Mortgage Holdings, Inc. (ö)(Ñ)	32,100	752
Independent Bank Corp. (Ñ)	65,200	1,963
Innkeepers USA Trust (ö)	185,600	2,502
Irwin Financial Corp. (Ñ)	141,158	3,756
Kilroy Realty Corp. (ö)	106,500	4,305
LandAmerica Financial Group, Inc. (Ñ)	68,028	3,633
LTC Properties, Inc. (ö)	115,900	2,185
Nelnet, Inc. Class A (Æ)	210,600	5,107
Ohio Casualty Corp. (Æ)	41,200	885
Penn-America Group, Inc. Class C	34,300	508
Prosperity Bancshares, Inc. (Ñ)	36,099	1,024
Provident Bankshares Corp. (Ñ)	81,027	2,977
Republic Bancorp, Inc. (Ñ)	39,380	612
R-G Financial Corp. Class B	88,600	3,438
Santander BanCorp	31,200	846
Saul Centers, Inc. (ö)(Ñ)	80,500	2,934
Selective Insurance Group (Ñ)	110,500	4,949
Silicon Valley Bancshares (Æ)(Ñ)	154,500	6,486

Small Cap Fund

7

SSgA
Small Cap Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Town & Country Trust (The) (ö)(Ñ)	92,500	2,609
UICI (Ñ)	145,600	4,863
United Fire & Casualty Co. (Ñ)	22,600	1,505
USB Holding Co., Inc. (Ñ)	33,085	924
Zenith National Insurance Corp. (Ñ)	17,500	804
		127,428
Health Care - 11.8%
Alderwoods Group, Inc. (Æ)	213,000	2,254
Alkermes, Inc. (Æ)(Ñ)	336,200	4,636
Alpharma, Inc. Class A	261,300	4,340
Bradley Pharmaceuticals, Inc. (Æ)(Ñ)	91,300	1,616
Dyax Corp. (Æ)	219,500	1,741
Genesis HealthCare Corp. (Æ)(Ñ)	117,593	3,792
Haemonetics Corp. (Æ)	159,000	5,549
Illumina, Inc. (Æ)	259,100	1,969
Immunogen, Inc. (Æ)	218,000	1,705
Kensey Nash Corp. (Æ)(Ñ)	45,000	1,407
Kosan Biosciences, Inc. (Æ)	166,500	1,072
Lexicon Genetics, Inc. (Æ)(Ñ)	269,500	1,895
Ligand Pharmaceuticals, Inc. Class B (Æ)(Ñ)	460,300	5,155
Medicines Co. (Æ)(Ñ)	166,900	4,162
MedQuist, Inc. (Æ)	98,200	1,228
Option Care, Inc. (Ñ)	105,335	1,814
PDI, Inc. (Æ)(Ñ)	96,068	2,236
Perrigo Co.	286,100	5,161
RehabCare Group, Inc. (Æ)(Ñ)	78,400	2,063
Res-Care, Inc.	128,100	1,922
Seattle Genetics, Inc. (Æ)(Ñ)	283,800	1,938
Select Medical Corp.	483,100	8,429
Stewart Enterprises, Inc. Class A (Æ)	403,000	2,990
Sybron Dental Specialties, Inc. (Æ)	226,600	7,759
Techne Corp. (Æ)	39,700	1,475
		78,308
Industrials - 16.1%
Alaska Air Group, Inc. (Æ)(Ñ)	17,500	547
Arkansas Best Corp.	107,000	4,614
Consolidated Graphics, Inc. (Æ)	75,000	3,548
DRS Technologies, Inc. (Æ)(Ñ)	19,900	850
Dycom Industries, Inc. (Æ)	151,000	4,400
ESCO Technologies, Inc. (Æ)	76,000	5,563
ExpressJet Holdings, Inc. (Æ)	270,900	3,159
Flowserve Corp. (Æ)	221,900	5,596
Forward Air Corp. (Æ)	104,000	4,820
Gardner Denver, Inc. (Æ)	97,700	3,361
Genlyte Group, Inc. (Æ)	68,100	5,460
Heartland Express, Inc.	211,543	4,645
HUB Group, Inc. Class A (Æ)(Ñ)	55,500	2,414
Kennametal, Inc.	134,400	6,895

	Principal Amount ($) or Shares	Market Value $
Korn/Ferry International (Æ)(Ñ)	28,000	522
Matthews International Corp. Class A	120,200	4,432
NCO Group, Inc. (Æ)	77,200	1,938
Overnite Corp. (Ñ)	136,700	4,831
Pacer International, Inc. (Æ)	48,500	949
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	99,500	3,731
Regal-Beloit Corp. (Ñ)	143,800	4,057
Sotheby's Holdings Class A (Æ)	286,400	4,491
Teledyne Technologies, Inc. (Æ)	144,062	4,279
Terex Corp. (Æ)	156,000	7,151
United Rentals, Inc. (Æ)	273,200	4,882
USG Corp. (Æ)(Ñ)	129,900	4,250
Walter Industries, Inc. (Ñ)	219,500	5,527
		106,912
Information Technology - 17.6%
ANSYS, Inc. (Æ)(Ñ)	153,800	4,720
Arris Group, Inc. (Æ)(Ñ)	503,100	2,863
AsiaInfo Holdings, Inc. (Æ)(Ñ)	234,752	1,409
Aspen Technology, Inc. (Æ)(Ñ)	288,900	1,667
Bel Fuse, Inc. Class B (Ñ)	43,300	1,482
Benchmark Electronics, Inc. (Æ)	152,250	5,336
Brightpoint, Inc. (Æ)(Ñ)	121,000	2,312
Cabot Microelectronics Corp. (Æ)(Ñ)	62,300	2,302
Checkpoint Systems, Inc. (Æ)	178,094	3,288
Cirrus Logic, Inc. (Æ)(Ñ)	348,700	2,068
Digital River, Inc. (Æ)(Ñ)	109,700	4,599
DSP Group, Inc. (Æ)	62,500	1,386
Echelon Corp. (Æ)(Ñ)	136,860	1,035
Electronics for Imaging (Æ)	85,913	1,437
ESS Technology (Æ)	147,100	1,037
Filenet Corp. (Æ)	98,800	2,649
Hyperion Solutions Corp. (Æ)(Ñ)	50,400	2,258
Internet Security Systems (Æ)	44,800	1,085
Inter-Tel, Inc.	129,900	3,679
Ipass, Inc. (Æ)	370,500	2,405
j2 Global Communications, Inc. (Æ)(Ñ)	119,500	4,165
Keynote Systems, Inc. (Æ)	59,400	756
Kronos, Inc. (Æ)	74,525	3,766
Lattice Semiconductor Corp. (Æ)	427,000	2,279
MicroStrategy, Inc. Class A (Æ)(Ñ)	73,800	4,764
MRO Software, Inc. (Æ)	115,600	1,485
MTS Systems Corp. (Ñ)	21,900	665
NetIQ Corp. (Æ)	238,100	2,921
Packeteer, Inc. (Æ)	158,400	2,059
Photronics, Inc. (Æ)(Ñ)	117,800	2,219
RadiSys Corp. (Æ)(Ñ)	97,900	1,379
RSA Security, Inc. (Æ)	206,600	4,370
Seachange International, Inc. (Æ)(Ñ)	135,500	2,314
Serena Software, Inc. (Æ)(Ñ)	71,400	1,489

Small Cap Fund

8

SSgA
Small Cap Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Silicon Image, Inc. (Æ)	101,300	1,702
SS&C Technologies, Inc.	94,749	2,121
THQ, Inc. (Æ)(Ñ)	229,700	4,929
Tier Technologies, Inc. Class B (Æ)	81,900	723
Transact Technologies, Inc. (Æ)(Ñ)	59,600	1,332
TTM Technologies, Inc. (Æ)	208,300	2,162
United Online, Inc. (Æ)(Ñ)	373,300	3,983
Varian, Inc. (Æ)	158,517	5,936
WebEx Communications, Inc. (Æ)(Ñ)	71,775	1,704
Websense, Inc. (Æ)	136,600	6,565
Westell Technologies, Inc. Class A (Æ)	255,700	1,675
		116,480
Materials - 3.6%
Century Aluminum Co. (Æ)	145,657	3,732
FMC Corp. (Æ)	101,400	5,024
Georgia Gulf Corp.	130,300	7,503
Hecla Mining Co. (Æ)(Ñ)	233,500	1,585
Metal Management, Inc. (Ñ)	55,900	1,469
Octel Corp.	41,600	918
Silgan Holdings, Inc.	19,400	1,053
Terra Industries, Inc. (Æ)(Ñ)	310,100	2,543
		23,827
Telecommunication Services - 1.7%
Aspect Communications Corp. (Æ)	331,337	3,595
Commonwealth Telephone Enterprises, Inc. (Æ)(Ñ)	54,800	2,667
PTEK Holdings, Inc. (Æ)	361,867	3,810
Talk America Holdings, Inc. (Æ)(Ñ)	130,291	823
		10,895
Utilities - 1.4%
Cleco Corp.	139,400	2,760
Energen Corp.	116,939	6,766
		9,526
Total Common Stocks (cost $526,029)		625,443

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 5.2%
AIM Short Term Investment Treasury Portfolio	8,757,840	8,758
Federated Investors Prime Cash Obligation Fund	24,270,440	24,270
United States Treasury Bill (ç)(ÿ)(§)
1.650% due 01/06/05	400	399
1.660% due 01/06/05	200	199
1.680% due 01/06/05	300	299
1.740% due 01/06/05	200	200
1.770% due 01/06/05	100	100
1.800% due 01/06/05	100	100
1.860% due 01/06/05	200	200
Total Short-Term Investments (cost $34,525)		34,525
Other Securities - 21.2%
State Street Navigator Securities Prime Lending Portfolio (x)	140,851,411	140,851
Total Other Securities (cost $140,851)		140,851
Total Investments - 120.8% (identified cost $701,405)		800,819
Other Assets and Liabilities Net - (20.8%)		(137,975)
Net Assets - 100.0%		662,844

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

9

SSgA
Small Cap Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000TM Index expiration date 12/04 (94)	29,805	1,259
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		1,259

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

10

SSgA
Core Opportunities Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Consumer Discretionary - 11.6%
Carnival Corp.	82,000	4,347
Dollar General Corp.	282,000	5,570
Hilton Hotels Corp.	255,000	5,268
Petsmart, Inc.	120,500	4,130
Station Casinos, Inc.	118,500	6,759
Time Warner, Inc. (Æ)	208,000	3,684
TJX Cos., Inc.	185,000	4,355
Univision Communications, Inc. Class A (Æ)	84,200	2,534
		36,647
Consumer Staples - 6.5%
Coca-Cola Co. (The)	204,200	8,027
Estee Lauder Cos., Inc. (The) Class A	102,000	4,451
Gillette Co. (The)	109,000	4,740
Walgreen Co.	86,700	3,310
		20,528
Energy - 9.3%
Baker Hughes, Inc.	69,100	3,063
Burlington Resources, Inc.	78,000	3,620
ConocoPhillips	68,000	6,187
Kerr-McGee Corp.	112,000	6,970
Nabors Industries, Ltd. (Æ)	81,200	4,222
Occidental Petroleum Corp.	89,000	5,359
		29,421
Financials - 18.1%
Aflac, Inc.	93,900	3,533
American Express Co.	132,000	7,354
American International Group, Inc.	174,000	11,023
Bank of America Corp.	204,000	9,439
Bank of New York Co., Inc. (The)	132,000	4,344
Citigroup, Inc.	192,400	8,610
Franklin Resources, Inc.	72,500	4,758
MBNA Corp.	119,000	3,161
Morgan Stanley	98,000	4,974
		57,196
Health Care - 13.9%
Amgen, Inc. (Æ)	88,000	5,284
Charles River Laboratories International, Inc. (Æ)	88,100	4,119

	Principal Amount ($) or Shares	Market Value $
Community Health Systems, Inc. (Æ)	119,000	3,290
Express Scripts, Inc. (Æ)	63,300	4,555
Gilead Sciences, Inc. (Æ)	102,000	3,515
Johnson & Johnson	127,000	7,661
Medtronic, Inc.	141,200	6,785
Pfizer, Inc.	314,000	8,720
		43,929
Industrials - 13.8%
Eaton Corp.	84,000	5,662
General Dynamics Corp.	47,500	5,147
General Electric Co.	375,000	13,259
Honeywell International, Inc.	107,900	3,812
ITT Industries, Inc.	56,000	4,767
Lockheed Martin Corp.	69,000	4,198
Rockwell Automation, Inc.	73,800	3,491
Tyco International, Ltd.	94,400	3,207
		43,543
Information Technology - 19.3%
Amphenol Corp. Class A (Æ)	121,000	4,248
Analog Devices, Inc.	187,000	6,910
Automatic Data Processing, Inc.	108,000	4,917
Cisco Systems, Inc. (Æ)	347,000	6,492
EMC Corp. (Æ)	441,200	5,921
Flextronics International, Ltd. (Æ)	254,000	3,645
Intel Corp.	218,000	4,872
Microsoft Corp.	450,000	12,064
Motorola, Inc.	181,100	3,488
SAP AG ADR	93,000	4,139
Teradyne, Inc. (Æ)(Ñ)	254,000	4,333
		61,029
Materials - 2.1%
Dow Chemical Co. (The)	128,200	6,470
Telecommunication Services - 1.7%
Alltel Corp.	92,000	5,215
Utilities - 2.5%
Entergy Corp.	53,000	3,435
PG&E Corp. (Æ)	131,000	4,357
		7,792
Total Common Stocks (cost $293,692)		311,770

Core Opportunities Fund

11

SSgA
Core Opportunities Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	2,265,305	2,265
Total Short-Term Investments (cost $2,265)		2,265
Other Securities - 0.7%
State Street Navigator Securities Prime Lending Portfolio (x)	2,238,691	2,239
Total Other Securities (cost $2,239)		2,239
Total Investments - 100.2% (identified cost $298,196)		316,274
Other Assets and Liabilities Net - (0.2%)		(793)
Net Assets - 100.0%		315,481

See accompanying notes which are an integral part of the schedules of investments.

Core Opportunities Fund

12

SSgA
Tuckerman Active REIT Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Apartment - 17.2%
Archstone-Smith Trust (ö)	157,953	5,765
AvalonBay Communities, Inc. (ö)	83,310	5,923
Camden Property Trust (ö) (Ñ)	71,013	3,482
Equity Residential (ö)	158,621	5,347
Essex Property Trust, Inc. (ö)	28,432	2,290
		22,807
Diversified - 3.6%
Duke Realty Corp. (ö)	98,276	3,395
St. Joe Co. (The) (Ñ)	25,082	1,376
		4,771
Hotels/Leisure - 7.1%
Hospitality Properties Trust (ö)	37,929	1,705
Host Marriott Corp. (ö)	224,355	3,513
LaSalle Hotel Properties (ö)	93,148	2,860
Starwood Hotels & Resorts Worldwide, Inc. (ö)	23,945	1,252
		9,330
Office - 23.8%
Boston Properties, Inc. (ö)	121,062	7,286
Brookfield Properties Co.	34,114	1,227
CarrAmerica Realty Corp. (ö)	78,281	2,536
Corporate Office Properties Trust (ö)	133,971	3,722
Equity Office Properties Trust (ö)	92,052	2,527
Reckson Associates Realty Corp. (ö)	96,009	3,109
SL Green Realty Corp. (ö)	57,246	3,299
Vornado Realty Trust (ö)	106,714	7,843
		31,549
Regional Malls - 20.4%
General Growth Properties, Inc. (ö)	235,231	8,070
Macerich Co. (The) (ö)	52,064	3,162
Mills Corp. (The) (ö) (Ñ)	95,016	5,640
Simon Property Group, Inc. (ö)	162,704	10,100
		26,972
Self Storage - 3.0%
Public Storage, Inc. (ö)	74,549	3,979

	Principal Amount ($) or Shares	Market Value $
Shopping Center - 11.6%
Acadia Realty Trust (ö)	76,409	1,158
Developers Diversified Realty Corp. (ö)	91,263	3,929
Kimco Realty Corp. (ö)	79,606	4,528
Pan Pacific Retail Properties, Inc. (ö)	44,683	2,650
Regency Centers Corp. (ö)	60,624	3,152
		15,417
Factory Outlet - 1.0%
Tanger Factory Outlet Centers (ö)	27,480	1,377
Industrial - 10.0%
Catellus Development Corp. (ö)	120,686	3,790
Centerpoint Properties Trust (ö)	67,793	3,176
Prologis (ö)	155,398	6,251
		13,217
Total Common Stocks (cost $83,400)		129,419
Short-Term Investments - 1.9%
Federated Investors Prime Cash Obligation Fund	2,465,544	2,466
AIM Short Term Investment Treasury Portfolio	73	-
Total Short-Term Investments (cost $2,466)		2,466
Other Securities - 3.1%
State Street Navigator Securities Prime Lending Portfolio (x)	4,067,923	4,068
Total Other Securities (cost $4,068)		4,068
Total Investments - 102.7% (identified cost $89,934)		135,953
Other Assets and Liabilities Net - (2.7%)		(3,523)
Net Assets - 100.0%		132,430

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

13

SSgA
Special Equity Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.5%
Consumer Discretionary - 13.3%
Brinker International, Inc. (Æ)	7,749	264
Carter's, Inc. (Æ)	6,700	235
Chico's FAS, Inc. (Æ)	7,700	297
Cumulus Media, Inc. Class A (Æ)	9,900	151
Linens 'N Things, Inc. (Æ)	10,100	251
Panera Bread Co. Class A (Æ)(Ñ)	3,400	136
PF Chang's China Bistro, Inc. (Æ)(Ñ)	6,400	360
		1,694
Consumer Staples - 3.5%
Alberto-Culver Co.	5,250	243
Cott Corp. (Æ)(Ñ)	7,800	199
		442
Energy - 4.2%
Noble Corp. (Æ)	5,400	262
Patterson-UTI Energy, Inc.	13,600	272
		534
Financials - 19.5%
Affiliated Managers Group, Inc. (Æ)(Ñ)	3,150	200
Commerce Bancorp, Inc. (Ñ)	5,800	362
GATX Corp.	12,400	365
Greater Bay Bancorp (Ñ)	7,800	227
Investors Financial Services Corp. (Ñ)	7,300	320
Legg Mason, Inc.	2,850	194
Southwest Bancorp of Texas, Inc.	14,100	345
T Rowe Price Group, Inc.	3,200	189
Wintrust Financial Corp.	4,700	281
		2,483
Health Care - 13.0%
Community Health Systems, Inc. (Æ)	10,000	277
Covance, Inc. (Æ)	5,700	225
Express Scripts, Inc. (Æ)	4,100	295
Eyetech Pharmaceuticals, Inc. (Æ)(Ñ)	3,300	133
ICOS Corp. (Æ)(Ñ)	6,800	164
Invitrogen Corp. (Æ)	3,400	206
NPS Pharmaceuticals, Inc. (Æ)(Ñ)	6,800	122
OSI Pharmaceuticals, Inc. (Æ)	2,300	109
Protein Design Labs, Inc. (Æ)	6,900	125
		1,656

	Principal Amount ($) or Shares	Market Value $
Industrials - 13.2%
IDEX Corp.	8,800	352
Oshkosh Truck Corp.	5,900	371
Rockwell Collins, Inc.	8,300	331
Roper Industries, Inc.	5,400	332
Teekay Shipping Corp. (Ñ)	5,500	293
		1,679
Information Technology - 23.4%
BEA Systems, Inc. (Æ)	21,300	172
Brooks Automation, Inc. (Æ)	10,500	161
Gentex Corp.	7,900	255
Jabil Circuit, Inc. (Æ)	9,600	241
Lam Research Corp. (Æ)	9,300	242
Lawson Software, Inc. (Æ)	35,200	218
Manhattan Associates, Inc. (Æ)(Ñ)	9,900	241
Mercury Interactive Corp. (Æ)	4,700	214
Micros Systems, Inc. (Æ)	6,600	485
Novellus Systems, Inc. (Æ)	8,400	226
Synopsys, Inc. (Æ)	11,500	203
Teradyne, Inc. (Æ)	9,500	162
Vishay Intertechnology, Inc. (Æ)	11,300	165
		2,985
Materials - 6.4%
Aptargroup, Inc.	5,500	289
Rohm & Haas Co.	3,500	154
Spartech Corp.	13,400	375
		818
Telecommunication Services - 2.0%
Citadel Broadcasting Corp. (Æ)	16,100	248
Total Common Stocks (cost $9,339)		12,539
Other Securities - 16.8%
State Street Navigator Securities Prime Lending Portfolio (x)	2,140,499	2,140
Total Other Securities (cost $2,140)		2,140
Total Investments - 115.3% (identified cost $11,479)		14,679
Other Assets and Liabilities Net - (15.3%)		(1,944)
Net Assets - 100.0%		12,735

See accompanying notes which are an integral part of the schedules of investments.

Special Equity Fund

14

SSgA
Aggressive Equity Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.7%
Consumer Discretionary - 13.3%
Ford Motor Co.	55,100	781
Gemstar-TV Guide International, Inc. (Æ)	261,800	1,427
Home Depot, Inc.	12,600	526
Kmart Holding Corp. (Æ)(Ñ)	19,700	2,026
Nike, Inc. Class B	19,700	1,668
NVR, Inc. (Æ)	2,900	2,004
Walt Disney Co.	32,500	874
		9,306
Consumer Staples - 3.3%
Avon Products, Inc.	29,900	1,122
Kellogg Co.	5,300	232
Procter & Gamble Co.	17,500	936
		2,290
Energy - 9.7%
Burlington Resources, Inc.	25,200	1,170
Devon Energy Corp.	40,600	1,682
Exxon Mobil Corp.	12,700	651
Occidental Petroleum Corp.	27,200	1,638
Sunoco, Inc. (Ñ)	20,000	1,651
		6,792
Financials - 18.6%
Bank of America Corp.	63,800	2,951
Capital One Financial Corp.	8,200	644
Citigroup, Inc.	25,500	1,141
Countrywide Financial Corp.	14,698	488
Doral Financial Corp.	38,550	1,789
First Horizon National Corp. (Ñ)	15,700	686
Hartford Financial Services Group, Inc.	23,300	1,491
National City Corp.	41,600	1,543
UnumProvident Corp. (Ñ)	150,100	2,337
		13,070
Health Care - 13.2%
Biomet, Inc.	28,900	1,383
Celgene Corp. (Æ)(Ñ)	31,400	861
Cigna Corp.	5,300	371
Community Health Systems, Inc. (Æ)	54,500	1,507
Coventry Health Care, Inc. (Æ)	3,900	194

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson	51,000	3,075
Medimmune, Inc. (Æ)	36,000	958
WellPoint Health Networks (Æ)	7,200	901
		9,250
Industrials - 8.5%
Deere & Co.	11,600	832
FedEx Corp.	24,600	2,338
Raytheon Co.	56,400	2,275
United Technologies Corp.	5,600	546
		5,991
Information Technology - 18.9%
Cisco Systems, Inc. (Æ)	9,300	174
Computer Associates International, Inc.	43,800	1,337
Cree, Inc. (Æ)(Ñ)	60,300	2,158
Dell, Inc. (Æ)	4,700	190
International Business Machines Corp.	13,500	1,272
Juniper Networks, Inc. (Æ)	25,200	694
Microsoft Corp.	93,900	2,517
Oracle Corp. (Æ)	80,700	1,022
Perot Systems Corp. Class A (Æ)	6,400	102
Polycom, Inc. (Æ)	66,200	1,512
Silicon Image, Inc. (Æ)(Ñ)	2,200	37
Xerox Corp. (Æ)	148,100	2,269
		13,284
Materials - 3.1%
Weyerhaeuser Co.	32,800	2,165
Telecommunication Services - 5.7%
AT&T Corp.	126,000	2,306
CenturyTel, Inc.	28,800	948
Verizon Communications, Inc.	17,500	722
		3,976
Utilities - 4.4%
Entergy Corp.	12,300	797
Exelon Corp.	28,400	1,185
UGI Corp. (Ñ)	27,850	1,130
		3,112
Total Common Stocks (cost $57,324)		69,236

Aggressive Equity Fund

15

SSgA
Aggressive Equity Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligation Fund	18,786	19
Total Short-Term Investments (cost $19)		19
Other Securities - 14.5%
State Street Navigator Securities Prime Lending Portfolio (x)	10,174,469	10,174
Total Other Securities (cost $10,174)		10,174
Total Investments - 113.2% (identified cost $67,517)		79,429
Other Assets and Liabilities Net - (13.2%)		(9,273)
Net Assets - 100.0%		70,156

See accompanying notes which are an integral part of the schedules of investments.

Aggressive Equity Fund

16

SSgA
IAM SHARES Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.6%
Consumer Discretionary - 13.1%
99 Cents Only Stores (Æ)(Ñ)	16,466	246
Autozone, Inc. (Æ)	200	17
Bed Bath & Beyond, Inc. (Æ)	3,400	136
Best Buy Co., Inc.	5,550	313
Black & Decker Corp.	5,400	454
Brunswick Corp.	4,700	229
Circuit City Stores, Inc.	5,500	86
Clear Channel Communications, Inc.	4,900	165
Coach, Inc. (Æ)	14,588	727
Comcast Corp. Class A (Æ)	26,244	788
DIRECTV Group, Inc. (The) (Æ)	19,411	310
Dollar General Corp.	3,200	63
eBay, Inc. (Æ)	11,500	1,293
Ethan Allen Interiors, Inc. (Ñ)	11,400	450
Family Dollar Stores, Inc.	8,500	249
Federated Department Stores	5,300	290
Ford Motor Co.	33,321	472
Gap, Inc. (The)	9,500	208
General Motors Corp. (Ñ)	7,180	277
Harley-Davidson, Inc.	13,800	798
Home Depot, Inc.	32,600	1,361
JC Penney Co., Inc. Holding Co.	7,900	305
Johnson Controls, Inc.	8,000	491
Knight-Ridder, Inc.	6,000	409
Kohl's Corp. (Æ)	8,200	379
Koninklijke Philips Electronics NV	10,589	273
Leggett & Platt, Inc.	7,700	230
Liberty Media Corp. Class A (Æ)	26,792	277
Liberty Media International, Inc. Class A (Æ)	1,606	69
Limited Brands, Inc.	3,900	95
Lowe's Cos., Inc.	9,700	537
Marriott International, Inc. Class A	7,300	415
May Department Stores Co. (The)	9,100	256
Maytag Corp. (Ñ)	10,800	217
McDonald's Corp.	2,200	68
Meredith Corp.	6,300	332
New York Times Co. Class A	15,400	631
Newell Rubbermaid, Inc.	14,600	337
Nordstrom, Inc.	1,600	70
Omnicom Group	1,400	113
Sears Roebuck and Co. (Ñ)	17,600	916
Sherwin-Williams Co. (The)	5,700	254
Stanley Works (The)	2,300	108
Starbucks Corp. (Æ)	4,200	236
Starwood Hotels & Resorts Worldwide, Inc. (ö)	11,600	607
Target Corp.	18,900	968
Tiffany & Co.	16,300	499

	Principal Amount ($) or Shares	Market Value $
Time Warner, Inc. (Æ)	68,250	1,209
TJX Cos., Inc.	2,400	56
Tribune Co.	18,807	816
Viacom, Inc. Class B	28,403	986
Walt Disney Co.	53,200	1,430
Washington Post Class B	521	489
Whirlpool Corp.	4,900	316
		23,326
Consumer Staples - 11.9%
Altria Group, Inc.	51,400	2,954
Anheuser-Busch Cos., Inc.	32,100	1,608
Archer-Daniels-Midland Co.	31,530	668
Arden Group, Inc. Class A (Ñ)	1,500	148
Campbell Soup Co.	20,700	591
Coca-Cola Co. (The)	54,000	2,123
ConAgra Foods, Inc.	32,500	879
Costco Wholesale Corp.	12,900	627
CVS Corp.	1,900	86
Dean Foods Co. (Æ)	9,300	295
Gillette Co. (The)	20,000	870
Kellogg Co.	8,700	380
Kimberly-Clark Corp.	18,500	1,177
Kraft Foods, Inc. Class A	5,470	187
Kroger Co. (The) (Æ)	36,600	592
PepsiAmericas, Inc.	3,700	78
PepsiCo, Inc.	43,740	2,183
Procter & Gamble Co.	51,900	2,776
Safeway, Inc. (Æ)	18,600	359
Sara Lee Corp.	36,430	855
Supervalu, Inc.	8,500	269
Sysco Corp.	30,300	1,053
Unilever Nevada	1,600	101
Walgreen Co.	9,600	367
		21,226
Energy - 7.8%
Baker Hughes, Inc.	6,200	275
BP PLC	10,368	636
ChevronTexaco Corp.	56,996	3,111
ConocoPhillips	1,200	109
Exxon Mobil Corp.	131,568	6,742
Halliburton Co.	9,200	380
Royal Dutch Petroleum Co.	13,100	750
Schlumberger, Ltd.	20,000	1,313
Transocean, Inc. (Æ)	13,764	554
		13,870
Financials - 17.1%
ACE, Ltd.	3,200	129
Aegon NV (Ñ)	36,840	456

IAM SHARES Fund

17

SSgA
IAM SHARES Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Aflac, Inc.	3,800	143
Allstate Corp. (The)	6,300	318
AMBAC Financial Group, Inc.	900	73
American Express Co.	16,200	903
American Financial Group, Inc. (Ñ)	18,800	592
American International Group, Inc.	37,174	2,355
AmSouth Bancorp	3,500	91
Aon Corp.	4,200	89
Bank of America Corp.	60,788	2,813
Bank of New York Co., Inc. (The)	8,500	280
BB&T Corp.	3,700	157
Bear Stearns Cos., Inc. (The)	300	29
Capital One Financial Corp.	3,400	267
Charles Schwab Corp. (The)	23,200	250
Citigroup, Inc.	127,466	5,703
Comerica, Inc.	1,100	68
Countrywide Financial Corp.	9,700	322
E*Trade Financial Corp. (Æ)	9,600	133
Fannie Mae	11,600	797
Fifth Third Bancorp	8,100	408
Franklin Resources, Inc.	1,300	85
Freddie Mac	6,600	451
Golden West Financial Corp.	2,400	286
Goldman Sachs Group, Inc.	6,500	681
Hartford Financial Services Group, Inc.	3,400	218
HSBC Holdings PLC (Ñ)	12,031	1,027
Janus Capital Group, Inc.	41,500	687
JPMorgan Chase & Co.	52,086	1,961
Lehman Brothers Holdings, Inc.	3,200	268
M&T Bank Corp.	1,600	169
Marsh & McLennan Cos., Inc.	7,400	212
Marshall & Ilsley Corp.	3,300	138
MBNA Corp.	13,050	347
Merrill Lynch & Co., Inc.	11,300	630
Metlife, Inc.	4,500	176
MGIC Investment Corp.	1,300	88
Moody's Corp.	600	48
Morgan Stanley	14,800	751
National City Corp.	6,200	230
North Fork BanCorp., Inc.	13,050	376
Progressive Corp. (The)	3,000	273
Providian Financial Corp. (Æ)	6,400	103
Regions Financial Corp.	3,300	115
SLM Corp.	4,100	210
St. Paul Travelers Cos., Inc. (The)	19,383	707
SunTrust Banks, Inc.	1,400	100
Synovus Financial Corp.	3,500	95
US Bancorp	28,212	836
Wachovia Corp.	19,700	1,019
Washington Mutual, Inc.	15,050	613
Wells Fargo & Co.	22,100	1,365
		30,641

	Principal Amount ($) or Shares	Market Value $
Health Care - 11.0%
Abbott Laboratories	17,200	722
Aetna, Inc.	1,900	225
Amgen, Inc. (Æ)	16,772	1,007
Anthem, Inc. (Æ)	1,800	182
Applera Corp. - Applied Biosystems Group	19,400	398
Baxter International, Inc.	25,800	817
Biogen Idec, Inc. (Æ)	4,400	258
Boston Scientific Corp. (Æ)	11,800	411
Bristol-Myers Squibb Co.	17,700	416
Cardinal Health, Inc.	4,700	246
Caremark Rx, Inc. (Æ)	8,700	311
Cigna Corp.	1,000	70
Edwards Lifesciences Corp. (Æ)	15,700	590
Eli Lilly & Co.	14,400	768
Express Scripts, Inc. (Æ)	1,400	101
Fisher Scientific International (Æ)	5,600	317
Forest Laboratories, Inc. (Æ)	5,200	203
Genzyme Corp. (Æ)	1,100	62
Gilead Sciences, Inc. (Æ)	5,500	190
Guidant Corp.	3,600	233
HCA Inc.	3,800	150
Health Management Associates, Inc. Class A	4,200	93
Humana, Inc. (Æ)	3,400	84
Invitrogen Corp. (Æ)	5,412	327
Johnson & Johnson	35,300	2,129
Laboratory Corp. of America Holdings (Æ)	1,800	86
Manor Care, Inc.	2,400	83
Medco Health Solutions, Inc. (Æ)	6,862	259
Medtronic, Inc.	11,700	562
Merck & Co., Inc.	55,800	1,564
PerkinElmer, Inc.	5,700	122
Pfizer, Inc.	115,645	3,210
Quest Diagnostics	1,400	131
Schering-Plough Corp.	44,100	787
St. Jude Medical, Inc. (Æ)	3,000	114
Steris Corp. (Æ)	13,500	309
Stryker Corp.	2,900	128
UnitedHealth Group, Inc.	10,300	853
WellPoint Health Networks (Æ)	2,300	288
Wyeth	14,400	574
Zimmer Holdings, Inc. (Æ)	3,170	259
		19,639
Industrials - 16.1%
3M Co.	22,400	1,783
ABX Air, Inc. (Æ)	11,600	91
Actuant Corp. Class A (Æ)	4,400	207

IAM SHARES Fund

18

SSgA
IAM SHARES Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
American Standard Cos., Inc. (Æ)	2,400	93
Apollo Group, Inc. Class A (Æ)	1,500	120
Boeing Co.	17,800	954
Caterpillar, Inc.	10,400	952
Cendant Corp.	37,100	841
CSX Corp.	5,000	191
Danaher Corp.	15,000	853
Deere & Co.	5,500	395
Dover Corp.	13,200	534
Eaton Corp.	7,800	526
Emerson Electric Co.	14,500	969
Energy Conversion Devices, Inc. (Æ)(Ñ)	9,400	209
Federal Signal Corp. (Ñ)	7,800	134
General Dynamics Corp.	7,100	769
General Electric Co.	199,600	7,057
Honeywell International, Inc.	20,362	719
Illinois Tool Works, Inc.	9,504	896
Ingersoll-Rand Co. Class A	1,600	119
Kansas City Southern (Æ)	17,550	299
Katy Industries, Inc. (Æ)	14,000	76
L-3 Communications Holdings, Inc.	4,800	357
Lockheed Martin Corp.	9,500	578
Manpower, Inc.	7,100	343
Masco Corp.	28,900	1,019
Navistar International Corp. (Æ)	2,700	111
Norfolk Southern Corp.	12,800	439
Northrop Grumman Corp.	11,300	637
Paccar, Inc.	6,300	492
Raytheon Co.	11,500	464
Rockwell Automation, Inc.	4,200	199
Rockwell Collins, Inc.	4,200	167
Ryder System, Inc.	7,500	402
Siemens AG ADR	2,700	216
Southwest Airlines Co.	29,025	457
SPX Corp. (Ñ)	2,800	115
Teledyne Technologies, Inc. (Æ)	5,200	154
Tyco International, Ltd.	36,700	1,247
Union Pacific Corp.	7,200	457
United Parcel Service, Inc. Class B	5,514	464
United Technologies Corp.	10,300	1,005
Waste Management, Inc.	19,900	593
		28,703
Information Technology - 14.3%
Adobe Systems, Inc.	2,500	151
Advanced Micro Devices, Inc. (Æ)(Ñ)	6,600	140
Agilent Technologies, Inc. (Æ)	2,712	62
Altera Corp. (Æ)	4,600	104
Amphenol Corp. Class A (Æ)	12,600	442
Analog Devices, Inc.	4,900	181
Apple Computer, Inc. (Æ)	7,100	476

	Principal Amount ($) or Shares	Market Value $
Applied Materials, Inc. (Æ)	20,500	341
Autodesk, Inc.	3,100	203
Avaya, Inc. (Æ)	6,100	100
Axcelis Technologies, Inc. (Æ)(Ñ)	29,400	215
Broadcom Corp. Class A (Æ)	6,200	202
Cisco Systems, Inc. (Æ)	110,200	2,062
Citrix Systems, Inc. (Æ)	3,000	71
Computer Associates International, Inc.	5,300	162
Computer Sciences Corp. (Æ)	12,500	676
Corning, Inc. (Æ)	10,100	127
Dell, Inc. (Æ)	35,800	1,451
Electronic Arts, Inc. (Æ)	3,200	156
EMC Corp. (Æ)	30,500	409
First Data Corp.	9,036	371
Hewlett-Packard Co.	37,432	749
Intel Corp.	103,600	2,315
International Business Machines Corp.	24,600	2,318
Intuit, Inc. (Æ)	2,900	121
KLA-Tencor Corp. (Æ)	2,500	113
Lexmark International, Inc. Class A (Æ)	1,800	153
Linear Technology Corp.	100	4
Lucent Technologies, Inc. (Æ)(Ñ)	55,295	217
Maxim Integrated Products, Inc.	3,400	139
Mercury Interactive Corp. (Æ)	1,700	78
Micron Technology, Inc. (Æ)	5,800	64
Microsoft Corp.	174,000	4,664
Motorola, Inc.	24,800	478
National Semiconductor Corp.	5,700	88
Network Appliance, Inc. (Æ)	6,000	181
Nvidia Corp. (Æ)(Ñ)	5,000	96
Oracle Corp. (Æ)	90,500	1,146
Peoplesoft, Inc. (Æ)	5,000	118
PMC - Sierra, Inc. (Æ)	6,600	73
QLogic Corp. (Æ)	800	28
Qualcomm, Inc.	24,400	1,016
Siebel Systems, Inc. (Æ)	8,700	88
Sun Microsystems, Inc. (Æ)	45,000	250
Symantec Corp. (Æ)	5,700	364
Texas Instruments, Inc.	21,900	530
Titan Corp. (Æ)	17,700	285
Veritas Software Corp. (Æ)	6,000	131
Xerox Corp. (Æ)	37,800	579
Xilinx, Inc.	4,200	131
Yahoo!, Inc. (Æ)	23,000	865
		25,484
Materials - 2.5%
Air Products & Chemicals, Inc.	6,000	344
Alcoa, Inc.	14,800	503
Dow Chemical Co. (The)	25,488	1,286
Georgia-Pacific Corp.	9,800	359

IAM SHARES Fund

19

SSgA
IAM SHARES Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Paper Co.	13,773	572
Martin Marietta Materials, Inc.	3,700	186
Newmont Mining Corp.	2,500	118
Rohm & Haas Co.	7,236	319
Temple-Inland, Inc.	4,300	256
Weyerhaeuser Co.	8,100	535
		4,478
Telecommunication Services - 3.1%
AT&T Corp.	16,225	297
BellSouth Corp.	18,000	483
Nextel Communications, Inc. Class A (Æ)	19,400	552
Qwest Communications International (Æ)	32,100	128
SBC Communications, Inc.	38,053	958
Sprint Corp.	18,900	431
Verizon Communications, Inc.	63,772	2,629
		5,478
Utilities - 1.7%
AES Corp. (The) (Æ)	19,300	236
Allegheny Energy, Inc. (Æ)(Ñ)	5,600	107
Ameren Corp.	2,900	140
American Electric Power Co., Inc.	6,900	236
Edison International	6,500	207
Entergy Corp.	1,600	104
Exelon Corp.	11,800	492
FirstEnergy Corp.	4,300	182
FPL Group, Inc.	1,400	98
PG&E Corp. (Æ)	7,900	263
PPL Corp.	3,700	192
Sempra Energy	2,600	96
Southern Co. (The)	7,100	233
TXU Corp.	7,100	446
		3,032
Total Common Stocks (cost $175,741)		175,877

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.6%
AIM Short Term Investment Treasury Portfolio	2,500,653	2,501
American Advantage Money Market Fund	90,407	90
United States Treasury Bill (ç)(ÿ)(§)
1.600% due 12/09/04	210	210
1.715% due 12/09/04	125	125
Total Short-Term Investments (cost $2,926)		2,926
Other Securities - 2.8%
State Street Navigator Securities Prime Lending Portfolio (x)	5,036,150	5,036
Total Other Securities (cost $5,036)		5,036
Total Investments - 103.0% (identified cost $183,703)		183,839
Other Assets and Liabilities Net - (3.0%)		(5,357)
Net Assets - 100.0%		178,482

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

20

SSgA
IAM SHARES Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 12/04 (10)	2,935	115
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		115

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

21

SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.2%
Consumer Discretionary - 14.3%
Bed Bath & Beyond, Inc. (Æ)	7,800	311
Carnival Corp.	6,400	339
Dollar General Corp.	14,700	290
Hilton Hotels Corp.	25,400	525
Petsmart, Inc.	10,700	367
Staples, Inc.	8,800	281
Station Casinos, Inc.	5,600	319
Time Warner, Inc. (Æ)	22,400	397
TJX Cos., Inc.	10,000	235
		3,064
Consumer Staples - 9.3%
Alberto-Culver Co.	5,100	236
Coca-Cola Co. (The)	14,500	570
Cott Corp. (Æ)	9,600	245
Estee Lauder Cos., Inc. (The) Class A	7,700	336
Gillette Co. (The)	6,600	287
Walgreen Co.	8,200	313
		1,987
Energy - 2.7%
Nabors Industries, Ltd. (Æ)	5,600	291
Occidental Petroleum Corp.	4,700	283
		574
Financials - 7.9%
American Express Co.	9,800	546
American International Group, Inc.	9,800	621
Franklin Resources, Inc.	3,900	256
MBNA Corp.	9,600	255
		1,678
Health Care - 23.2%
Amgen, Inc. (Æ)	6,900	414
Charles River Laboratories International, Inc. (Æ)	5,700	266
Community Health Systems, Inc. (Æ)	13,700	379
Eli Lilly & Co.	4,400	235
Express Scripts, Inc. (Æ)	3,300	237
Eyetech Pharmaceuticals, Inc. (Æ)	5,600	226
Gilead Sciences, Inc. (Æ)	8,100	279
Johnson & Johnson	17,700	1,068
Medtronic, Inc.	11,800	567
Pfizer, Inc.	36,500	1,014

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc.	3,300	273
		4,958
Industrials - 11.4%
Eaton Corp.	4,500	303
General Dynamics Corp.	2,100	228
General Electric Co.	18,600	658
Honeywell International, Inc.	12,600	445
ITT Industries, Inc.	4,100	349
Rockwell Automation, Inc.	5,000	237
Tyco International, Ltd.	6,300	214
		2,434
Information Technology - 29.4%
Agilent Technologies, Inc. (Æ)	8,900	204
Amphenol Corp. Class A (Æ)	10,900	383
Analog Devices, Inc.	11,400	421
Applied Materials, Inc. (Æ)	16,800	280
Cisco Systems, Inc. (Æ)	44,000	823
Dell, Inc. (Æ)	6,900	280
EMC Corp. (Æ)	36,900	495
Flextronics International, Ltd. (Æ)	18,200	261
Intel Corp.	27,100	606
Mercury Interactive Corp. (Æ)	6,400	292
Microsoft Corp.	39,800	1,067
Motorola, Inc.	27,900	537
SAP AG ADR	7,800	347
Teradyne, Inc. (Æ)	16,400	280
		6,276
Total Common Stocks (cost $20,967)		20,971
Short-Term Investments - 1.0%
SSgA Prime Money Market Fund	221,644	222
Total Short-Term Investments (cost $222)		222
Total Investments - 99.2% (identified cost $21,189)		21,193
Other Assets and Liabilities Net - 0.8%		167
Net Assets - 100.0%		21,360

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Growth Opportunities Fund

22

SSgA
Large Cap Value Fund

Schedule of Investments - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 10.8%
American Axle & Manufacturing Holdings, Inc.	4,500	131
American Eagle Outfitters	3,100	129
Circuit City Stores, Inc.	11,000	171
Ford Motor Co.	16,500	234
Kmart Holding Corp. (Æ)	1,800	185
McDonald's Corp.	8,100	249
Scotts Co. (The) Class A (Æ)	500	34
Sherwin-Williams Co. (The)	3,700	165
Time Warner, Inc. (Æ)	16,600	294
Viacom, Inc. Class B	1,800	62
Walt Disney Co.	9,900	266
		1,920
Consumer Staples - 4.6%
Altria Group, Inc.	4,600	264
Kimberly-Clark Corp.	2,300	146
Pepsi Bottling Group, Inc.	4,100	115
Supervalu, Inc.	5,000	158
Tyson Foods, Inc. Class A	8,300	136
		819
Energy - 12.5%
ChevronTexaco Corp.	8,600	470
ConocoPhillips	1,400	127
Exxon Mobil Corp.	17,900	918
Kerr-McGee Corp.	1,900	118
Marathon Oil Corp.	4,700	185
Occidental Petroleum Corp.	4,000	241
Sunoco, Inc.	2,000	165
		2,224
Financials - 34.2%
Allstate Corp. (The)	1,300	66
Astoria Financial Corp.	900	37
Bank of America Corp.	15,900	737
BB&T Corp.	5,000	212
Brandywine Realty Trust (ö)	3,000	85
Capital One Financial Corp.	2,900	228
Chubb Corp.	3,400	259
Citigroup, Inc.	12,100	541
Conseco, Inc. (Æ)	12,100	230
Countrywide Financial Corp.	5,910	196
First American Corp.	4,100	135
Flagstar Bancorp, Inc.	5,700	124
Freddie Mac	1,200	82
Golden West Financial Corp.	1,700	203
Health Care REIT, Inc. (ö)	2,000	71
Heritage Property Investment Trust (ö)	2,800	90

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co.	8,024	302
Keycorp	5,900	196
Lehman Brothers Holdings, Inc.	1,600	134
Merrill Lynch & Co., Inc.	2,000	111
Metlife, Inc.	6,300	246
Morgan Stanley	700	36
National City Corp.	5,700	211
Providian Financial Corp. (Æ)	9,400	151
Prudential Financial, Inc.	1,700	83
Safeco Corp.	3,300	160
Sovereign Bancorp, Inc.	7,100	155
SunTrust Banks, Inc.	3,200	228
US Bancorp	9,400	279
Wachovia Corp.	3,700	191
Wells Fargo & Co.	2,800	173
WR Berkley Corp.	3,050	138
		6,090
Health Care - 4.7%
Anthem, Inc. (Æ)	1,900	193
Cardinal Health, Inc.	2,900	152
Cigna Corp.	2,100	147
Dade Behring Holdings, Inc. (Æ)	2,800	150
Humana, Inc. (Æ)	2,000	50
Laboratory Corp. of America Holdings (Æ)	3,200	153
		845
Industrials - 9.7%
Burlington Northern Santa Fe Corp.	4,500	203
Cendant Corp.	8,600	195
CNF, Inc.	2,900	136
General Electric Co.	24,800	878
Parker Hannifin Corp.	2,200	165
Textron, Inc.	2,100	153
		1,730
Information Technology - 7.6%
Harris Corp.	2,700	179
Hewlett-Packard Co.	3,700	74
International Business Machines Corp.	3,000	283
McAfee, Inc. (Æ)	6,200	179
Motorola, Inc.	4,100	79
Scientific-Atlanta, Inc.	5,200	154
VeriSign, Inc. (Æ)	6,600	217
Xerox Corp. (Æ)	12,600	193
		1,358
Materials - 3.8%
Georgia-Pacific Corp.	4,400	161
Louisiana-Pacific Corp.	5,700	139
Phelps Dodge Corp.	1,400	136

Large Cap Value Fund

23

SSgA
Large Cap Value Fund

Schedule of Investments, continued - November 30, 2004 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Steel Corp.	4,100	215
Valspar Corp.	700	34
		685
Telecommunication Services - 5.5%
AT&T Corp.	10,200	187
BellSouth Corp.	1,500	40
CenturyTel, Inc.	4,500	148
SBC Communications, Inc.	5,700	143
Verizon Communications, Inc.	11,300	466
		984
Utilities - 6.3%
Constellation Energy Group, Inc.	3,600	157
Exelon Corp.	5,400	225
NiSource, Inc.	8,200	179
PPL Corp.	3,200	166
Sempra Energy	4,300	159
TXU Corp.	3,800	239
		1,125
Total Common Stocks (cost $16,249)		17,780

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.2%
SSgA Prime Money Market Fund	40,937	41
Total Short-Term Investments (cost $41)		41
Total Investments - 99.9% (identified cost $16,290)		17,821
Other Assets and Liabilities Net - 0.1%		9
Net Assets - 100.0%		17,830

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Value Fund

24

SSgA

Equity Funds

Notes to Schedules of Investments - November 30, 2004 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ú)  This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(x)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

25

SSgA

Equity Funds

Notes to Quarterly Report - November 30, 2004 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of November 30, 2004. This Form N-Q reports on nine Funds, the SSgA Disciplined Equity Fund, Small Cap Fund, Core Opportunities Fund, Tuckerman Active REIT Fund, Special Equity Fund, Aggressive Equity, IAM Shares Fund, Large Cap Growth Opportunities Fund, and the Large Cap Value Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser. At November 30, 2004, State Street Global Advisors was the sole shareholder for all Class R shares.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q. These policies are in conformity with generally accepted accounting principles ("GAAP'') for investment companies. The presentation of Form N-Q in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Form N-Q. Actual results could differ from those estimates. Certain prior period information has been reformatted to conform to current period presentation.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Notes to Quarterly Report

26

SSgA
Equity Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

Federal Income Taxes

At November 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Special Equity	Aggressive Equity	IAM SHARES	Large Cap Value	Large Cap Growth Opportunities
Cost of Investments for Tax Purposes	$258,435,268	$701,919,294	$299,256,785	$90,472,286	$11,572,686	$67,522,063	$184,015,146	$16,292,722	$21,212,255
Gross Tax Unrealized Appreciation	33,695,872	115,045,285	30,986,188	45,481,198	3,498,650	12,289,133	38,237,004	1,804,963	7,157,633
Gross Tax Unrealized Depreciation	(17,596,078)	(16,145,599)	(13,968,916)	-	(392,108)	(381,847)	(38,413,377)	(276,361)	(7,177,243)
Net Tax Unrealized Appreciation (Depreciation)	$16,099,794	$98,899,686	$17,017,272	$45,481,198	$3,106,542	$11,907,286	$(176,373)	$1,528,602	$(19,610)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2004, there was not a cash collateral balance held in connection with futures contracts purchased (sold).

3. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain brokers dealers and other financial institutions. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Funds' statement of assets and liabilities along with

Notes to Quarterly Report

27

SSgA
Equity Funds

Notes to Quarterly Report, continued - November 30, 2004 (Unaudited)

the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between each Fund and State Street and is recorded as securities lending income for that Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral.

Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2004, the value of outstanding securities on loan and the value of collateral amounted to the following:

	Value of Securities on Loan	Value of Collateral		Value of Securities on Loan	Value of Collateral
Disciplined Equity	$8,138,974	$8,357,588	Special Equity	$2,092,345	$2,140,499
Small Cap	137,303,748	140,851,411	Aggressive Equity	9,900,661	10,174,469
Core Opportunities	2,092,716	2,238,691	IAM SHARES	4,853,118	5,036,150
Tuckerman Active REIT	4,003,597	4,067,923

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of November 30, 2004, $2,527,985 of the Prime Money Market Fund's net assets represents investments by these Funds, and $24,037,984 represents the investments of other affiliated Funds not presented herein. As a result, the Funds received dividends from affiliated money market funds of $10,302.

5.  Shareholder Requests for Other Information

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available generally no later than 60 days after the end of the fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds' fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Funds' filings with the SEC on their website at www.ssgafunds.com under Related Items. The list may also be obtained by calling (800)997-7327.

The SSgA Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The SSgA Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Proxy Voting Policy and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available upon request, free of charge, by calling the Funds at (800)997-7327, on the EDGAR database on the SEC's website at www.sec.gov and the Securities and Exchange Commission's public reference room. The Proxy Voting Policy is also available on the Funds' website at www.ssgafunds.com.

Notes to Quarterly Report

28

DEQR-11/04

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Funds

By:	/s/ Agustin J. Fleites
Agustin J. Fleites
Principal Executive Officer and Chief Executive Officer

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Agustin J. Fleites
Agustin J. Fleites
Principal Executive Officer and Chief Executive Officer

Date: April 22, 2005

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: April 22, 2005